333-85511
                                                          File Nos. 811-7547
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION  STATEMENT  UNDER  THE SECURITIES ACT OF 1933                 [ ]
      Pre-Effective   Amendment  No.                                       [ ]
      Post-Effective  Amendment  No. 1                                     [X]
REGISTRATION  STATEMENT  UNDER  THE INVESTMENT COMPANY ACT OF 1940         [ ]
      Amendment  No.  9                                                    [X]


                        (Check appropriate box or boxes.)

     Valley Forge Life Insurance Company Variable Annuity Separate Account
     _____________________________________________________________________
     (Exact Name of Registrant)

     Valley Forge Life Insurance Company
     ___________________________________
     (Name of Depositor)


     CNA Plaza, 43 South, Chicago, Illinois                         60685
     ____________________________________________________________   __________
     (Address of Depositor's Principal Executive Offices)           (Zip Code)


Depositor's Telephone Number, including Area Code (312) 822-6597


  Name and Address of Agent for Service
          Jonathan D. Kantor
          Senior Vice President, General
          Counsel and Secretary
          Valley Forge Life Insurance Company
          CNA Plaza, 43 South
          Chicago, Illinois 60685

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          4401 West Tradewinds Avenue
          Suite 207
          Lauderdale by the Sea, FL  33308
          (954) 771-7909

It is proposed that this filing will become effective:

   _X_ immediately upon filing pursuant to paragraph (b) of Rule 485 ___ on (date) pursuant to paragraph (b) of Rule 485
   ___ 60 days after filing pursuant to paragraph (a) (1) of Rule 485
   ___ on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following:

   ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered:
       Individual Deferred Variable Annuity Contracts


                              CROSS REFERENCE SHEET
                             (Required by Rule 495)

Item No.                                                 Location
--------                                                 --------

                                     PART A
Item 1.   Cover Page                                     Cover Page

Item 2.   Definitions                                    Index of Special of Terms

Item 3.   Synopsis                                       Highlights

Item 4.   Condensed Financial Information                Not Applicable

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies             The Company, Distributor,


                       CROSS REFERENCE SHEET (CONT'D)
                            (Required by Rule 495)

Item No.                                                 Location
--------                                                 --------
                                                         Investment Choices

Item 6.   Deductions and Expenses                        Expenses

Item 7.   General Description of Variable                The Annuity Contract
          Annuity Contracts

Item 8.   Annuity Period                                 Annuity Provisions

Item 9.   Death Benefit                                  Death Benefit

Item 10.  Purchases and Contract Value                   Purchase, Contract Value

Item 11.  Redemptions                                    Access to Your Money

Item 12.  Taxes                                          Taxes

Item 13.  Legal Proceedings                              Not Applicable

Item 14.  Table of Contents of the Statement of          Other Information
          Additional Information



                                     PART B

Item 15.  Cover Page                                     Cover Page

Item 16.  Table of Contents                              Table of Contents

Item 17.  General Information and History                Company

Item 18.  Services                                       Not Applicable

Item 19.  Purchase of Securities Being Offered           Not Applicable

Item 20.  Underwriters                                   Distribution

Item 21.  Calculation of Performance Data                Performance Information

Item 22.  Annuity Payments                               Annuity Provisions

Item 23.  Financial Statements                           Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.


                                  PART A


                       VALLEY FORGE LIFE INSURANCE COMPANY

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                   FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

This prospectus describes the variable annuity contract offered by Valley Forge Life Insurance Company (we, us, our). This is an individual deferred variable annuity contract and provides for accumulation of contract values and annuity payments on a fixed and variable basis.

The contract has a number of investment choices (fixed accounts and variable investment options). The fixed accounts provide an investment rate guaranteed by us. You can put your money in the fixed accounts and/or any of the following investment options which are offered through our variable account, Valley Forge Life Insurance Company Variable Annuity Separate Account. Some of the investment options may not be available in your state.

FEDERATED INSURANCE SERIES
Advised by Federated Investment Management Company
Federated High Income Bond Fund II
Federated Prime Money Fund II
Federated Utility Fund II

THE ALGER AMERICAN FUND
Advised by Fred Alger Management, Inc.
Alger American Growth Portfolio
Alger American Mid-Cap Growth Portfolio
Alger American Small Capitalization Portfolio

SOGEN VARIABLE FUNDS, INC.
Advised by Societe Generale Asset Management Corp.
SoGen Overseas Variable Fund

VAN ECK WORLDWIDE INSURANCE TRUST
Advised by Van Eck Associates Corporation
Van Eck Worldwide Emerging Markets Fund
Van Eck Worldwide Hard Assets Fund

VARIABLE INSURANCE PRODUCTS FUND (VIP) and
VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
Advised by Fidelity Management & Research Company
Fidelity VIP II Asset Manager Portfolio
Fidelity VIP II Contrafund Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP II Index 500 Portfolio

MFS VARIABLE INSURANCE TRUST
Advised by MFS Investment Management
MFS Emerging Growth Series
MFS Growth With Income Series
MFS Research Series
MFS Total Return Series

JANUS ASPEN SERIES
Advised by Janus Capital Corporation
Janus Aspen Capital Appreciation Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen International Growth Portfolio
Janus Aspen Worldwide Growth Portfolio

ALLIANCE VARIABLE PRODUCTS SERIES FUND, Class B Shares
Advised by Alliance Capital Management, L.P.
Alliance Premier Growth Portfolio
Alliance Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Advised by American Century Investment Management, Inc.
American Century VP Income & Growth Fund
American Century VP Value Fund

TEMPLETON VARIABLE PRODUCTS SERIES FUND, CLASS 2 SHARES
Advised by Templeton Asset Management Ltd.
Templeton Developing Markets Fund
Advised by Templeton Investment Counsel, Inc.
Templeton Asset Allocation Fund

LAZARD RETIREMENT SERIES
Advised by Lazard Asset Management
Lazard Retirement Equity Portfolio
Lazard Retirement Small Cap Portfolio

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
Advised by Morgan Stanley Dean Witter Investment Management Inc.
Morgan Stanley International Magnum Portfolio
Morgan Stanley Emerging Markets Equity Portfolio


Please read this Prospectus before investing. You should keep it for future reference. It contains important information about the contract.

The expenses for a contract with immediate interest payments are higher than a contract without immediate interest payments and the amount of the immediate interest payments may be more than offset by the additional expenses attributable to the immediate interest payments.

To learn more about the contract, you can obtain a copy of the Statement of Additional Information (SAI) (dated February 11, 2000). The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that
contains the SAI,  material   incorporated  by  reference and  other information
regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page _ of this prospectus. For a free copy of the SAI, call us at (800) 262-1755 or write to: Valley Forge Life, Administrative Office, 100 CNA Drive, Nashville, TN 37214.

The Contracts:

         *  are not bank deposits.
         *  are not federally insured.
         *  are not endorsed by any bank or governmental agency.
         *  are not guaranteed and may be subject to loss of principal.

The SEC has not approved or disapproved these securities or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.


February 11, 2000




                                TABLE OF CONTENTS

                                                                            Page
INDEX OF SPECIAL TERMS
HIGHLIGHTS
TABLE OF FEES AND EXPENSES
THE COMPANY
THE ANNUITY CONTRACT
PURCHASE
INVESTMENT CHOICES
EXPENSES
CONTRACT VALUE
WITHDRAWALS
DEATH BENEFIT
ANNUITY PROVISIONS
TAXES
PERFORMANCE
OTHER INFORMATION



                             INDEX OF SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. We indicated below the page in which we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                            Page

Accumulation Period
Accumulation Unit
Annuitant
Annuity Date
Annuity Payment Options
Annuity Payments
Annuity Period
Annuity Unit
Beneficiary
Investment Options
Non-Qualified
Qualified

                                   HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The contract provides a means for investing on a tax-deferred basis in our fixed account options and investment options. The contract is intended for retirement savings or other long-term investment purposes.

The contract has an immediate interest feature in which we will add an additional 3% to each purchase payment you make during the first contract year.

The contract, as in all deferred annuity contracts, has two phases: the accumulation period and the annuity period. During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation period, we may also assess a withdrawal charge of up to 7%. The annuity period occurs when you begin receiving regular payments from your contract.

You can choose to receive annuity payments on a variable basis, a fixed basis, or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment options you select for the annuity period. If you choose fixed payments, the amount of the fixed annuity payments are level for the annuity period.

Free Look. If you cancel the contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal fee. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original payment. We will return your original payment if required by law.

Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract. If you take money out during the accumulation period, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the annuity period are considered partly a return of your original investment.

Inquiries.  If you need more information, please contact us at:

                   Valley Forge Life Insurance Company
                   100 CNA Drive
                   Nashville, TN 37214
                   (800) 262-1755


                           TABLE OF FEES AND EXPENSES

Owner Transaction Expenses

Withdrawal Charge: (as a percentage of purchase payments withdrawn) (See Note 2)

                     Number of Contract Years
                  From Receipt of Purchase Payment           Withdrawal Charge
                           1                                           7%
                           2                                           7%
                           3                                           6%
                           4                                           6%
                           5                                           5%
                           6                                           4%
                           7                                           3%
                           8 and thereafter                            0%

Transfer Fee:                                                 No charge for the first 12 transfers in a
                                                              contract year during the accumulation period;
                                                              thereafter, the fee is $25 per transfer.  There is
                                                              no charge for the 4 allowable transfers in a
                                                              contract year during the annuity period.

Contract Maintenance Charge: (See Note 3)                     $30 per contract year.

Variable Account Annual Expenses
(as a percentage of average variable account value)

Product Expense Charge (mortality and expense
risk charge and administrative charge): (See Note 4)          1.40%

Investment Option Expenses: (as a percentage of the average daily net assets of an investment option)

                                                                                Other            Total Annual
                                                                                Expenses (after  Expenses (after
                                                                                waivers and/or   waivers and/or
                                                                                reimbursements   reimbursements
                                                                                with respect     with respect
                                                                                to certain       to certain
                                                          Management     12b-1  investment       investment
                                                         (Advisory Fees) Fees   options)         options)
                                                         --------------- ----   --------       --------
Federated Insurance Series (See Note 6)
Federated High Income Bond Fund II                            0.60%            0.18%            0.78%
Federated Prime Money Fund II                                 0.49%            0.31%            0.80%
Federated Utility Fund II                                     0.68%            0.25%            0.93%


The Alger American Fund
Alger American Growth Portfolio                               0.75%            0.04%            0.79%
Alger American Mid-Cap Growth Portfolio                       0.80%            0.04%            0.84%
Alger American Small Capitalization Portfolio                 0.85%            0.04%            0.89%

SoGen Variable Funds, Inc. (See Note 7)
SoGen Overseas Variable Fund                                  0.75%            0.89%            1.64%

Van Eck Worldwide Insurance Trust
Van Eck Worldwide Emerging Markets Fund (See Note 8)          1.00%            0.61%            1.61%
Van Eck Worldwide Hard Assets Fund (See Note 9)               1.00%            0.20%            1.20%

Variable Insurance Products Fund (VIP) and Variable
Insurance Products Fund II (VIP II) (See Note 10)
Fidelity VIP II Asset Manager Portfolio                       0.54%            0.10%            0.64%
Fidelity VIP II Contrafund                                    0.59%            0.11%            0.70%
Fidelity VIP Equity-Income                                    0.49%            0.09%            0.58%
Fidelity VIP Index 500 Portfolio                              0.24%            0.11%            0.35%

MFS Variable Insurance Trust (See Note 11)
MFS Emerging Growth Series                                    0.75%            0.10%            0.85%
MFS Growth With Income Series                                 0.75%            0.13%            0.88%
MFS Research Series                                           0.75%            0.11%            0.86%
MFS Total Return Series                                       0.75%            0.16%            0.91%

Janus Aspen Series (See Note 12)
Janus Aspen Capital Appreciation Portfolio                    0.70%            0.22%            0.92%
Janus Aspen Growth Portfolio                                  0.65%            0.03%            0.68%
Janus Aspen Balanced Portfolio                                0.72%            0.02%            0.74%
Janus Aspen Flexible Income Portfolio                         0.65%            0.08%            0.73%
Janus Aspen International Growth Portfolio                    0.66%            0.20%            0.86%
Janus Aspen Worldwide Growth Portfolio                        0.65%            0.07%            0.72%

Alliance Variable Products Fund, Class B Shares
Alliance Premier Growth Portfolio (See Note 13)               0.97%     0.25%  0.09%            1.31%
Alliance Growth and Income Portfolio                          0.63%     0.25%  0.10%            0.98%

American Century Variable Portfolios, Inc.
American Century VP Income & Growth Fund                      0.70%       -     0.00%            0.70%
American Century VP Value Fund                                1.00%       -     0.00%            1.00%

Templeton Variable Products Series Fund, Class 2 Shares
Templeton Developing Markets Fund                             1.25%    0.25%    0.41%            1.91%
Templeton Asset Allocation Fund                               0.60%    0.25%    0.18%            1.03%

Lazard Retirement Series (See Note 14)
Lazard Retirement Equity Portfolio                            0.75%    0.25%    0.25%            1.25%
Lazard Retirement Small Cap Portfolio                         0.75%    0.25%    0.25%            1.25%

Morgan Stanley Dean Witter Universal Funds, Inc. (See
Note 15)
Morgan Stanley International Magnum Portfolio                 0.15%       -     1.00%            1.15%
Morgan Stanley Emerging Markets Equity Portfolio              0.00%       -     1.95%            1.95%


Examples

The examples below are designed to help you to understand the expenses in a contract. You should not consider these examples to represent the actual expenses you would pay. The actual expenses may be greater or less than those shown.

If you surrendered your contract after the end of the specified time period, you would pay the following aggregate expenses on a $1,000 investment, assuming a 5% annual return:



Investment Option                                            1 Year        3 Years      5 Years      10 Years
-----------------                                            ------        -------      -------      --------

Federated High Income Bond Fund II                            $ 96          $140        $186         $289
Federated Prime Money Fund II                                 $ 96          $140        $187         $291
Federated Utility Fund II                                     $ 97          $144        $194         $305
Alger American Growth Portfolio                               $ 96          $140        $186         $290
Alger American Mid-Cap Growth Portfolio                       $ 97          $141        $189         $295
Alger American Small Capitalization Portfolio                 $ 97          $143        $192         $301
SoGen Overseas Variable Fund                                  $105          $167        $230         $376
Van Eck Worldwide Emerging Markets Fund                       $105          $166        $229         $374
Van Eck Worldwide Hard Assets Fund                            $100          $153        $208         $333
Fidelity VIP Equity-Income Portfolio                          $ 94          $133        $175         $267
Fidelity VIP II Asset Manager Portfolio                       $ 94          $135        $178         $274
Fidelity VIP II Contrafund                                    $ 95          $137        $182         $280
Fidelity VIP II Index 500 Portfolio                           $ 91          $126        $163         $242
MFS Emerging Growth Series                                    $ 97          $142        $190         $296
MFS Growth With Income Series                                 $ 97          $143        $191         $300
MFS Research Series                                           $ 97          $142        $190         $297
MFS Total Return Series                                       $ 97          $144        $193         $303
Janus Aspen Capital Appreciation Portfolio                    $ 97          $144        $193         $304
Janus Aspen Growth Portfolio                                  $ 95          $136        $181         $278
Janus Aspen Balanced Portfolio                                $ 95          $138        $184         $285
Janus Aspen Flexible Income Portfolio                         $ 95          $138        $183         $284
Janus Aspen International Growth Portfolio                    $ 97          $142        $190         $297
Janus Aspen Worldwide Growth Portfolio                        $ 95          $ 98        $183         $283
Alliance Premier Growth Portfolio                             $101          $156
Alliance Growth and Income Portfolio                          $  98          $ 146
American Century VP Income & Growth Fund                      $  95          $ 137
American Century VP Value Fund                                $  98          $ 146
Templeton Developing Markets Fund                             $ 108          $ 175
Templeton Asset Allocation Fund                               $  99          $ 147
Lazard Retirement Equity Portfolio                            $ 101          $ 154
Lazard Retirement Small Cap Portfolio                         $ 101          $ 154
Morgan Stanley International Magnum Portfolio                 $ 100          $ 151
Morgan Stanley Emerging Markets Equity Portfolio              $ 108          $ 176


If you do not surrender your contract after the end of the specified time period or if you begin receiving annuity payments you would pay the following aggregate expenses on the same investment:

Investment Option                                           1 Year        3 Years              5 Years       10 Years
-----------------                                           ------        -------              -------        -----

Federated High Income Bond Fund II                            $26           $ 80                 $136         $289
Federated Prime Money Fund II                                 $26           $ 80                 $137         $291
Federated Utility Fund II                                     $27           $ 84                 $144         $305
Alger American Growth Portfolio                               $26           $ 80                 $136         $290
Alger American Mid-Cap Growth Portfolio                       $27           $ 81                 $139         $295
Alger American Small Capitalization Portfolio                 $27           $ 83                 $142         $301
SoGen Overseas Variable Fund                                  $35           $107                 $180         $376
Van Eck Worldwide Emerging Markets Fund                       $35           $106                 $179         $374
Van Eck Worldwide Hard Assets Fund                            $30           $ 93                 $158         $333
Fidelity VIP Equity-Income Portfolio                          $24           $ 73                 $125         $267
Fidelity VIP II Asset Manager Portfolio                       $24           $ 75                 $128         $274
Fidelity VIP II Contrafund                                    $25           $ 77                 $132         $280
Fidelity VIP II Index 500 Portfolio                           $21           $ 66                 $113         $242
MFS Emerging Growth Series                                    $27           $ 82                 $140         $296
MFS Growth With Income Series                                 $27           $ 83                 $141         $300
MFS Research Series                                           $27           $ 82                 $140         $297
MFS Total Return Series                                       $27           $ 84                 $143         $303
Janus Aspen Capital Appreciation Portfolio                    $27           $ 84                 $143         $304
Janus Aspen Growth Portfolio                                  $25           $ 76                 $131         $278
Janus Aspen Balanced Portfolio                                $25           $ 78                 $134         $285
Janus Aspen Flexible Income Portfolio                         $25           $ 78                 $133         $284
Janus Aspen International Growth Portfolio                    $27           $ 82                 $140         $297
Janus Aspen Worldwide Growth Portfolio                        $25           $ 78                 $133         $283
Alliance Premier Growth Portfolio                             $31           $ 96
Alliance Growth and Income Portfolio                          $28           $ 86
American Century VP Income & Growth Fund                      $25           $ 77
American Century VP Value Fund                                $28           $ 86
Templeton Developing Markets Fund                             $38           $115
Templeton Asset Allocation Fund                               $29           $ 87
Lazard Retirement Equity Portfolio                            $31           $ 94
Lazard Retirement Small Cap Portfolio                         $31           $ 94
Morgan Stanley International Magnum Portfolio                 $30           $ 91
Morgan Stanley Emerging Markets Equity Portfolio              $38           $116


Notes to Table of Fees and Expenses and Examples

1. The purpose of the Table of Fees and Expenses is to assist you in understanding the various costs and expenses that you will incur directly or indirectly. The Table reflects expenses of the separate account as well as the investment options.

2. There are circumstances under which we will waive or reduce the withdrawal charge.

3. During the accumulation period we will waive this charge if your contract value is $50,000 or more at the time the deduction is to be made.

4. The Fee Table and contract refer to a Product Expense Charge. This charge is equivalent to the aggregate charges that until recently were referred to as a Mortality and Expense Risk Charge and an Administrative Charge by many companies issuing variable annuity contracts. Throughout this prospectus we will refer to this charge as a Product Expense Charge. Under certain circumstances we may reduce the charge.

5. The tables do not reflect any premium taxes, which generally range from 0% to 4% depending upon the state or jurisdiction.

6. Federated Advisors has voluntarily agreed to waive a portion of its management fee with respect to these funds. Absent this waiver, the total annual expenses would have been 0.78%, 0.81% and 1.00% for the Federated High Income Bond Fund II, the Federated Prime Money Fund II and the Federated Utility Fund II, respectively.

7. The annualized ratios of operating expenses to average net assets for the period ended December 31, 1998 would have been 4.98% without the effect of the investment advisory fee waiver and expense reimbursement provided by the advisor.

8. For the year ended December 31, 1998, Van Eck Associates Corporation agreed to waive its management fees and assume all expenses of the Fund except interest, taxes, brokerage commissions and extraordinary expenses exceeding 1.5% of average daily net assets.

9. The fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The fund also has a fee arrangement based on cash balances left on deposit with the custodian, which reduces the fund's operating expenses. Due to this, management fees, other expenses, and total annual expenses were 1.00%, 0.16% and 1.16%, respectively.

10. A portion of the brokerage commissions that these funds pay was used to reduce fund expenses. In addition, these funds have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been 0.57%, 0.63% and 0.66% for the Equity-Income, Asset Manager and Contrafund portfolios, respectively.

11. Each of these funds has an expense offset arrangement which reduces its custodian fee based upon the amount of cash it maintains with its custodian and dividend disbursing agent, and may enter into such arrangements and directed brokerage arrangements (which would also have the effect of reducing its expenses). Any such fee reductions are not reflected under "Other Expenses".

12. Janus Aspen Series has voluntarily agreed to waive a portion of its fees with respect to some of these funds. Absent this waiver, the total annual expenses would have been 0.97%, 0.72%, 0.95%, and 0.74% for the Janus Aspen Capital Appreciation Portfolio, Janus Aspen Growth Portfolio, Janus Aspen International Growth Portfolio, and Janus Aspen Worldwide Growth Portfolio, respectively.

13. The adviser to the Fund discontinued the expense reimbursement with respect to the Premier Growth Portfolio effective May 1, 1998.

14. Lazard Asset Management, the Fund's investment adviser, has voluntarily agreed to reimburse all expenses through December 31, 1999 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 1998 would have been 21.32% for the Lazard Retirement Equity Portfolio and 16.20% for the Lazard Retirement Small Cap Portfolio.

15. The management fee for 1998 has been reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the portfolio's adviser to the extent total annual operating expenses exceed the following percentages: Emerging Markets Equity Portfolio 1.75%; International Magnum Portfolio 1.15%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, the "Management Fees," "Other Expenses" and "Total Annual Expenses," respectively, would be as follows: Emerging Markets Equity Portfolio 1.25%, 2.20%, 3.45%; International Magnum Portfolio 0.80%, 1.00%, 1.80%. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio are 0.20% of such investment related expenses.




                                   THE COMPANY

Valley Forge Life Insurance Company, with its administrative office located at 100 CNA Drive, Nashville, TN 37214, is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 86% of the outstanding common stock of CNA as of September 30, 1999.

We are principally engaged in the sale of life insurance and annuities. We are licensed in the District of Columbia, Guam, Puerto Rico and all states except New York, where we are only admitted as a reinsurer.

                              THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract that we are offering. An annuity is a contract between you, the owner, and us, the insurance company, in which we promise to pay you an income, in the form of annuity payments, beginning on a designated date in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation 7period. Once you begin receiving annuity payments, your contract is in the annuity period.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation of the assets in your contract until you take money out of your contract. The contract is called a variable annuity because you can choose among the investment options, and depending upon market conditions, you can gain or lose money in any of these options. If you elect the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation period depends upon the investment performance of the investment option(s) you elect.

You can choose to receive annuity payments on a variable basis, a fixed basis or a combination of both. If you choose variable payments, the amount of the annuity payments you receive will depend upon the investment performance of the investment option(s) you select for the annuity period. If you select to receive payments on a fixed basis, the payments you receive will remain level.

The contract was intended to be sold as a non-qualified contract to individuals seeking retirement savings or other long-term investment purposes. It can also be purchased pursuant to standard IRA, Roth IRA and 403(b) qualified plans. However, if the contract is issued pursuant to a 403(b) plan, it can only be done as a rollover.


                                    PURCHASE
Purchase Payments

A purchase payment is the money you give us to buy the contract. The minimum initial purchase payment amount we will accept is $10,000 for non-qualified contracts, and $2,000 for qualified contracts. Each subsequent purchase payment must be at least $1,000. If you participate in the Electronic Fund Transfer program, the minimum subsequent payment is $100. Unless we agree otherwise, the maximum total of all purchase payments we will accept for the contract is $1,000,000.

Immediate Interest Payments

We will add an additional 3% to each purchase payment you make during the first contract year. We refer to these amounts as immediate interest payments. Immediate interest payments will be allocated in the same way as your purchase payment.

If you make a withdrawal anytime during the first contract year, including an exercise of your Free Look Right, (except for withdrawals pursuant to the systematic withdrawal program which are not subject to the withdrawal charge), we will deduct (recapture) pro-rata the immediate interest payments from the amount you withdraw. However, we will not deduct any earnings that resulted from the immediate interest payments. After the first contract year, the immediate interest payments will vest and can be withdrawn at any time.

We reserve the right to limit immediate interest payments in the future. The immediate interest payments are subject to certain state insurance laws and may not be available in your state. An immediate interest payment and any of its investment earnings are treated as taxable income.

Contract charges are deducted from contract value. Therefore, when we credit your contract with immediate interest payments, your contract incurs expenses on the total contract value, which includes the immediate interest payment amount. If you make a withdrawal any time during the first contract year, including an exercise of the Free Look Right, you will forfeit (we will recapture) your immediate interest payments. Since the charges associated with your contract will have been assessed during the first year against the higher amount (that is, the purchase payments plus the immediate interest payment amounts), it is possible that upon surrender, particularly in a declining market, you will receive less money back than you would have if you had not received the immediate interest payment. We intend to profit from the Product Expense Charge assessed under the contract, including the Product Expense Charges assessed against contract value attributable to immediate interest payments.


We have applied to the Securities and Exchange Commission for an exemption from certain provisions of the Investment Company Act of 1940 so that we can recapture any immediate interest payments applied to a contract as described above. Until such time as we receive approval of our exemption request, we will not recapture any immediate interest payments.

Allocation of Purchase Payments

When you purchase a contract, you choose how we will apply your purchase payments among the investment options and the fixed account options. You may change the allocation of purchase payments by written notice to us. Any additional purchase payments will be allocated according to the allocation schedule in effect unless accompanied by written notice requesting a different allocation. Only whole percentages may be applied.

Free Look. If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state, which is shown on page 1 of your contract). When you cancel the contract within this time period, we will not assess a withdrawal charge. You will generally receive back whatever your contract is worth on the day we receive your request less any immediate interest payment.

In certain states, or if you have purchased the contract as an IRA, we may be required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state). We reserve the right to allocate your purchase payment to a money market fund, or similar investment option, for 15 days before we allocate your first purchase payment to the investment option(s) you have selected. (In some states, the period may be longer.) If you exercise your free look right, we will return the greater of your contract value less any immediate interest payments or your purchase payments.

Allocation. Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days except as described in the paragraph before this one. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit those amounts to your contract within one business day. Our business day closes when the New York Stock Exchange's normal business day ends, usually 4:00 p.m. Eastern time.

                               INVESTMENT CHOICES

The contract offers you the choice of allocating purchase payments to one of our fixed account options or to one or more of the investment options which are listed below. Additional investment options may be available in the future.

You should read the prospectuses for these funds carefully before investing. Copies of these prospectuses are attached to this prospectus. Certain investment options contained in the fund prospectuses may not be available with your contract. Also, some of the investment options may not be available in your state.

FEDERATED INSURANCE SERIES
Advised by Federated Investment Management Company
Federated High Income Bond Fund II
Federated Prime Money Fund II
Federated Utility Fund II (seeks high current income and moderate capital appreciation by investing in securities of utility companies)

THE ALGER AMERICAN FUND
Advised by Fred Alger Management, Inc.
Alger American Growth Portfolio
Alger American Mid-Cap Growth Portfolio
Alger American Small Capitalization Portfolio

SOGEN VARIABLE FUNDS, INC.
Advised by Societe Generale Asset Management Corp.
SoGen Overseas Variable Fund

VAN ECK WORLDWIDE INSURANCE TRUST
Advised by Van Eck Associates Corporation
Van Eck Worldwide Emerging Markets Fund
Van Eck Worldwide Hard Assets Fund

VARIABLE INSURANCE PRODUCTS FUND (VIP) and
VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
Advised by Fidelity Management & Research Company
Fidelity VIP II Asset Manager Portfolio
Fidelity VIP II Contrafund Portfolio (long-term capital appreciation) Fidelity VIP Equity-Income Portfolio
Fidelity VIP II Index 500 Portfolio

MFS VARIABLE INSURANCE TRUST
Advised by MFS Investment Management
MFS Emerging Growth Series
MFS Growth With Income Series
MFS Research Series (seeks long-term capital growth and future income) MFS Total Return Series

JANUS ASPEN SERIES
Advised by Janus Capital Corporation
Janus Aspen Capital Appreciation Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen International Growth Portfolio
Janus Aspen Worldwide Growth Portfolio

ALLIANCE VARIABLE PRODUCTS SERIES FUND, Class B Shares
Advised by Alliance Capital Management L.P.
Alliance Premier Growth Portfolio
Alliance Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Advised by American Century Investment Management, Inc.
American Century VP Income & Growth Fund
American Century VP Value Fund

TEMPLETON VARIABLE PRODUCTS SERIES FUND, CLASS 2 SHARES
Advised by Templeton Asset Management Ltd.
Templeton Developing Markets Fund
Advised by Templeton Investment Counsel, Inc.
Templeton Asset Allocation Fund

LAZARD RETIREMENT SERIES
Advised by Lazard Asset Management
Lazard Retirement Equity Portfolio
Lazard Retirement Small Cap Portfolio

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
Advised by Morgan Stanley Dean Witter Investment Management Inc.
Morgan Stanley International Magnum Portfolio
Morgan Stanley Emerging Markets Equity Portfolio


The investment objectives and policies of certain investment options are similar to the investment objectives and policies of other mutual funds that the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same advisers.

Shares of the investment options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment options may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

We may enter into  certain  arrangements  under which we are  reimbursed  by the
investment   options'   advisers,   distributors   and/or   affiliates  for  the
administrative services which we provide to the funds.

Fixed Account Options

During the accumulation period, you may allocate purchase payments and contract values to one of our fixed account options. Fixed Account I is part of our general account, and will offer a uniform interest rate guaranteed by us. At our discretion, we may declare an excess interest rate for this account.

Fixed Account II offers various interest rates and time periods from which to select. We have segregated our assets in Fixed Account II from our General Account. The interest rates offered by Fixed Account II will depend on the time period you select. In certain circumstances, if you withdraw your money from the account before the expiration of the time period you may be subject to an interest adjustment. The adjustment may be positive or negative.

Fixed Account I and II are not available in all states.

Transfers

You can make transfers as described below. We have the right to terminate or modify these transfer provisions.

You can make transfers by telephone. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we fail to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. However, we will not be liable for following telephone instructions that we reasonably believe to be genuine. We may tape record telephone instructions.

Transfers are subject to the following:

     1. Currently, during the accumulation period, you can make 12 transfers every contract year without charge.

     2. We will assess a $25 transfer fee for each transfer during the accumulation period in excess of the free 12 transfers allowed per contract year. Transfers made at the end of the Free Look Period by us and any transfers made pursuant to the Dollar Cost Averaging Option and the Automatic Transfer Option will not be counted in determining the application of any transfer fee.

     3. The minimum amount which you can transfer is $500 or your entire value in the investment option or any fixed account option, if it is less. This requirement is waived if the transfer is made in connection with the Dollar Cost Averaging Option or the Automatic Transfer Option.

     4.   You may not make a  transfer  until  after  the end of the  Free  Look
          Period.

     5. A transfer will be effected as of the end of the business day when we receive an acceptable transfer request containing all required information. The required information includes the amount which is to be transferred, and the investment option(s) and/or the fixed account affected.

     6. We are not liable for a transfer made in accordance with your instructions.

     7. We reserve the right to restrict transfers between investment options to a maximum of 12 per contract year and to restrict transfers from being made on consecutive business days. We also reserve the right to restrict transfers into and out of any fixed account option.

     8. Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the investment options and could include, but is not limited to:

          a.   the requirement of a minimum time period between each transfer;

          b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

          c. limiting the dollar amount that may be transferred between investment options by an owner at any one time.

      9. Transfers do not change your allocation instructions for future purchase payments.

     10. Transfers made during the annuity period are also subject to the following:

          a. you may make 4 transfers each contract year between investment options or from the investment options to the general account;

          b. you may not make a transfer from the general account to an investment option; and

          c. you may not make a transfer within 3 business days of the annuity payment date.

Dollar Cost Averaging Option

We offer two Dollar Cost Averaging Options (Program I and Program II). A Dollar Cost Averaging Option allows you to systematically transfer a set amount from our dollar cost averaging account to any investment option or Fixed Account I. If you select Dollar Cost Averaging, we will open a dollar cost averaging account for you. (You can only have one Dollar Cost Averaging account in operation at one time.) By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Dollar Cost Averaging is available only during the accumulation period.


Under Program I, you must have at least $1,000 allocated to dollar cost averaging. The funds allocated will be placed in the Money Market Fund. The minimum amount which can be transferred each month is $100. We guarantee that the interest we credit to your dollar cost averaging account will be at least equal to that credited to Fixed Account I. We may, at our discretion, credit excess interest greater than that credited to Fixed Account I.

Under Program II, you must have at least $5,000 in the dollar cost averaging account. Transfers must occur for a period of 6 or 12 months. We guarantee that the interest we credit to your dollar cost averaging account will be at least equal to that credited to Fixed Account I. We may, at our discretion, credit excess interest greater than that credited to Fixed Account I.

We have the right to modify, terminate or suspend the Dollar Cost Averaging Option. If you participate in the Dollar Cost Averaging Option, the transfers made under the program are not taken into account in determining any transfer fee. There is no additional charge for this option. If this option is terminated, all money remaining in the dollar cost averaging account will be transferred to Fixed Account I or into the Money Market Fund if Fixed Account I is not available.

Dollar Cost Averaging does not assure a profit and does not protect against loss in declining markets. Dollar Cost Averaging involves continuous investment in the selected investment option(s) regardless of fluctuating price levels of the investment option(s). You should consider your financial ability to continue the Dollar Cost Averaging Option through periods of fluctuating price levels.

If you participate in a Dollar Cost Averaging option, you may not also participate in the Systematic Withdrawal Program or the Automatic Transfer Option.

Automatic Transfer Option

Once your money has been allocated among the investment choices, the performance of the elected options may cause your allocation to shift. You can direct us to automatically rebalance amounts in selected investment options and Fixed Account I to return to your original percentage allocations by selecting our Automatic Transfer Option.

The Automatic Transfer Option is available only during the accumulation period. You have the choice of rebalancing quarterly, semi-annually or annually. Allocation percentages must be in whole numbers and are subject to the minimums stated in your contract.

If you participate in the Automatic Transfer Option, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Option or Systematic Withdrawal Program if you participate in the Automatic Transfer Option.

Example:

     Assume that you want your initial purchase payment split between 2 investment options. You want 80% to be in the MFS Growth With Income Series and 20% to be in the Janus International Growth Portfolio. Over the next 2 1/2 months the domestic market does very well while the international market performs poorly. At the end of the quarter, the MFS Growth With Income Series now represents 86% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the MFS Growth With Income Series to bring its value back to 80% and use the money to buy more units in the Janus International Growth Portfolio to increase those holdings to 20%.


Substitution and Limitation on Further Investment

We may be substitute one of the investment options you have elected with another investment option. We would not do this without the prior approval of the Securities and Exchange Commission. We may also limit further investment in an investment option. We will give you notice of our intent to take either of these actions.

                                    EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

Contract Maintenance Charge

Every year on the anniversary of the date when your contract was issued, we deduct a $30 contract maintenance charge from your contract. We reserve the right to change the charge but it will never be more than $50 per year. This charge may be increased only for contracts sold after we amend the prospectus. The charge is deducted pro rata from your selected investment options and fixed account options. This charge is for administrative expenses associated with your contract.

During the accumulation period, we will not deduct this charge if the value of your contract is $50,000 or more. If you make a total withdrawal on a day other than a contract anniversary and your contract value for the business day when the total withdrawal is made is less than $50,000, the full contract maintenance will be deducted at the time of the total withdrawal.

Product Expense Charge

Each business day we make a deduction for our Product Expense Charge. The Product Expense Charge is equal to 1.40% (on an annual basis).

This charge is included in part of our calculation of the value of the accumulation units and the annuity units. This charge is for the guarantee of annuity rates, the death benefit, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. We do, however, expect to profit from this charge. We may use any profits we make from this charge to pay for the costs of distributing the contract.


Withdrawal Charge

During the accumulation period, you can make withdrawals from your contract. We keep track of each purchase payment. Subject to the free withdrawal amount and other waivers discussed below, if you make a withdrawal and it has been fewer than the stated number of years since you made your purchase payment, we will assess a withdrawal charge.

Withdrawal Charge: (as a percentage of purchase payments withdrawn)

                Contract Year
      Since Receipt of Purchase Payment                      Withdrawal Charge
      --------------------------------                       -----------------
                  1                                                 7%
                  2                                                 7%
                  3                                                 6%
                  4                                                 6%
                  5                                                 5%
                  6                                                 4%
                  7                                                 3%
                  8 and thereafter                                  0%

Each purchase payment has its own withdrawal charge period. When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted first from any earnings, and then from any purchase payments in your contract.

Waiver and Reduction of the Withdrawal Charge

     Free Partial Withdrawals. We do not apply a withdrawal charge against the earnings withdrawn from your contract. Also, after the first contract year (and during the first year under our Systematic Withdrawal Program) you may withdraw each contract year free from any withdrawal charge an amount equal to 10% of the greater of the following:

     * your total purchase payments, less prior withdrawals, as of the first business day of the contract year;

     * or your contract value as of the business day we receive your written notice for the withdrawal.

This right is non-cumulative and we reserve the right to limit the number of free partial withdrawals in any contract year.

For purposes of determining whether a withdrawal charge applies, we take out amounts from your contract in the following order:

1.   the 10% free partial withdrawal amount described above;
2.   purchase payments from oldest to newest; and then
3.   earnings in excess of 1 and 2 above.

Waiver of Withdrawal Charges Under Terminal Illness-Confinement Benefit. Under the conditions set out in the waiver of withdrawal charge for Terminal Illness or Confinement Rider to your contract, if you were 75 or younger on the contract date we will waive 100% of the withdrawal charge (25% if you were 76 or older on the contract date) when:

     *    you become confined for at least 30 consecutive days; or

     * you have been diagnosed with a terminal illness after the contract is issued (which means you are not expected to live more than 12 months).

You can elect this benefit only if the contract is at least 30 days old. This benefit varies from state to state and may not be available in your state.



Tax Charges

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of your contract for them. Some of these taxes are due when the contract is issued, and others are due when annuity payments begin. Premium taxes generally range from 0% to 4%, depending on the state.

Transfer Fee

We will charge $25 for each additional transfer in excess of the 12 free transfers permitted. The transfer fee is deducted from the amount which is transferred. Transfers made at the end of the Free Look Period by us and any transfers made pursuant to the Dollar Cost Averaging Option or Automatic Transfer Option will not be counted in determining the application of any transfer fee.

Income Taxes

We will deduct from your contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

Investment Option Expenses

There are deductions from and expenses paid out of the assets of the various investment options which are described in the attached fund prospectuses.

                                 CONTRACT VALUE

Your contract value is the sum of your interest in the various investment options and our available fixed account options. Your interest in the investment option(s) will vary depending upon the performance of the investment options you choose.

Accumulation Units

In order to keep track of your contract value, we use a unit of measure called an accumulation unit. During the annuity period of your contract we call the unit an annuity unit. Every business day we determine the value of an accumulation unit and an annuity unit. We do this by:

     1.   determining  the  change  in  investment   experience  (including  any
          charges) for the investment option from the previous business day to the current business day;

     2. subtracting our product expense charge and any other charges such as taxes we have deducted; and

     3. multiplying the previous business day's accumulation unit (or annuity unit) value by this result.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment option by the value of the accumulation unit for that investment option. When you make a withdrawal, we debit from your contract accumulation units representing the withdrawal. We also debit accumulation units when we deduct certain charges under the contract.

We calculate the value of an accumulation unit for each investment option after the New York Stock Exchange closes each day and the result is reflected in the value of your contract.

Example:

     On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the MFS Growth With Income Series. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the MFS Growth With Income Series is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the MFS Growth With Income Series.

                           ACCESS TO YOUR MONEY

You can have access to the money in your contract:

     *    by making a withdrawal (either a partial or a complete withdrawal); or

     *    by electing to receive annuity payments; or

     *    by receiving a death benefit.

Withdrawals Made During the Accumulation Period

You may withdraw all, or part, of your contract value at any time during the accumulation period. If you make a withdrawal you will receive the value of your contract on the day you made the withdrawal, less any applicable charges.


Unless you instruct us otherwise, any partial withdrawal will be made pro-rata from all the investment options and any fixed account option(s) you elected. Under most circumstances, the amount of any partial withdrawal must be for at least $500, or your entire interest in any fixed account or investment option.

We require that you have a contract value of $1,000 in any investment option or $500 in any fixed account option after any partial withdrawal. We require that you leave at least $10,000 in the contract after a partial withdrawal for non-qualified contracts and $2,000 for qualified contracts. We may terminate your contract and pay you the withdrawal value (contract value less any charges and applicable interest adjustment for Fixed Account II) if you make a withdrawal before the annuity date of an amount which results in your contract value falling below the minimum amount. We will notify you of our intent to terminate the contract. The contract will automatically terminate unless we receive additional purchase payments in excess of the minimum amount within 30 days.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan (TSA). For a more complete explanation see the discussion in the Taxes Section and the discussion in the Statement of Additional Information.

Systematic Withdrawal Program

We will make payments (deposited directly to your checking account) to you periodically at your election (currently: monthly, quarterly, semi-annually or annually). Withdrawals may be made from any investment option or Fixed Account I.

Each payment must be at least $100. If there are insufficient funds in the selected investment options or Fixed Account I, we will take amounts from remaining investment options and fixed account options. These payments may be subject to the withdrawal charges. See "Expenses - Withdrawal Charge."

Minimum Distribution Option. If your contract has been issued as an IRA, TSA or other qualified plan, you may elect the Systematic Withdrawal Program. Under this program, we will make payments to you that are designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code on such qualified plans.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.


                                  DEATH BENEFIT

Death of Contract Owner During the Accumulation Period

If you or your joint owner die during the accumulation period, a death benefit will be paid to your primary beneficiary. Upon the death of a joint owner, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

Death Benefit Amount During the Accumulation Period

The minimum guaranteed death benefit amount provided in your contract is the greater of:

     1. the total amount of purchase payments made, less any adjusted withdrawals and applicable withdrawal charges; or

     2. your contract value as of the end of the normal business day during which we receive both due proof of death and election for the payment method.

The adjusted withdrawal amount depends upon the relationship between the contract value and the minimum guaranteed death benefit. If the contract value equals or exceeds the minimum guaranteed death benefit at the time of withdrawal, the adjusted withdrawal will equal 100% of the actual withdrawal amount. If the contract value is less than the minimum guaranteed death benefit at the time of withdrawal, the adjusted withdrawal will equal the actual withdrawal times the ratio of the minimum guaranteed death benefit to the contract value.

The following examples illustrate the effect of an adjusted withdrawal under element 1 as described above:

                                             1)   Purchase Payment              :    $200,000

                                             Contract Value                :    $250,000

                                             Minimum Guaranteed Death Benefit   :    $200,000
(under element 1)

                                             Partial Withdrawal            :    $ 30,000

Since at the time of the partial withdrawal, the contract value ($250,000) equals or exceeds the minimum guaranteed death benefit ($200,000), then the adjusted withdrawal will equal the actual withdrawal ($30,000) resulting in a new minimum guaranteed death benefit under element 1 of $170,000 ($200,000-$30,000).

                                             2)   Purchase Payments:            :    $200,000

                                             Contract Value                :    $150,000

                                             Minimum Guaranteed Death Benefit   :    $200,000
(under element 1)

                                             Partial Withdrawal            :    $ 30,000

Since at the time of the partial withdrawal, the contract value ($150,000) is less then the minimum guaranteed death benefit ($200,000), then the reduction will equal the actual withdrawal ($30,000) times the ratio of the minimum guaranteed death benefit to the contract value

                    ($30,000 x 200,000  = $40,000)
                               150,000

resulting in a new minimum guaranteed death benefit under element 1 of $160,000 ($200,000 - $40,000).

Contract value for purposes of the death benefits is determined as of the end of the business day during which we receive both due proof of death and an election for the payment method. It remains in an investment option and/or any fixed account option until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in an investment option will be subject to investment risk which is borne by the beneficiary.

Death Benefit Options During the Accumulation Period

Unless already selected by you, a beneficiary must elect the death benefit to be paid under one of the following options in the event of your death during the accumulation period. If the beneficiary is the spouse of the owner, he or she may elect to continue the contract in his or her own name and exercise all the owner's rights under the contract. In this event, the contract value will be adjusted to equal the death benefit.

Option 1 - lump sum payment of the death benefit; or

Option 2 - the payment of the entire death benefit within 5 years of the date of death of the owner or any joint owner; or

Option 3 - payment of the death benefit under an annuity option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within 1 year of the date of your death or of any joint owner.

Any portion of the death benefit not applied under Option 3 within 1 year of the date of your death, or that of a joint owner, must be distributed within 5 years of the date of death.

If a lump sum payment is requested, the amount will be paid within 7 days, unless the suspension of payments provision is in effect.

Payment to the beneficiary, in any form other than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by us of proof of death.

Death of Contract Owner During the Annuity Period

If you or a joint owner, who is not the annuitant, dies during the annuity period, any remaining payments under the annuity option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of your death. Upon your death during the annuity period, the beneficiary becomes the owner.

Death of Annuitant

Upon the death of the annuitant, who is not the owner, during the accumulation period, you automatically become the annuitant. You may designate a new annuitant subject to our underwriting rules then in effect. If the owner is a non-natural person, the death of the annuitant will be treated as the death of the owner and a new annuitant may not be designated.

Upon the death of the annuitant during the annuity period, the death benefit, if any, will be as specified in the annuity option elected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                               ANNUITY PROVISIONS

Under the contract you can receive regular income payments. You can choose the day, month and year in which those payments begin. We call that date the annuity date. The annuity date cannot be after the 28th of any month. You can also choose among income plans. We call those annuity payments.


Your annuity date must be at least 1 contract year from the date you purchase the contract. Annuity payments must begin by the annuitant's 95th birthday or earlier if required by law. The annuitant is the person whose life we look to when we make annuity payments.

During the annuity period, you have the same investment choices you had just before the start of the annuity period. If you do not tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

General Account

During the annuity period, you can elect to have your annuity payments paid out of our general account. We guarantee a specified interest rate used in determining the payments. If you elect this option, the payments you receive will remain level. This option is only available during the annuity period.

Annuity Payment Amount

If you choose to have your payments come from the General Account, the payment will not vary. If you choose to have any portion of your annuity payment come from the investment option(s), the dollar amount of your payment from the investment option(s) will depend upon four things:

     * the value of your contract in the investment option(s) on the annuity date;

     * the 3% assumed investment rate used in the annuity table for the contract;

     *    the performance of the investment options you selected; and

     * if permitted in your state and under the type of contract you have purchased, the age and sex of the annuitant(s).

If the actual performance exceeds the 3% assumed investment rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual performance is less than 3% plus the amount of the deductions, your annuity payments will decrease.

Annuity Payment Options

You can choose one of the following annuity payment options. Annuity payments start at least 30 days from the annuity date, provided the annuitant is alive. Once annuity payments begin, you cannot change the annuity payment option. All annuity payments are made to you unless you direct us otherwise. If you do not choose an annuity payment option at the time you purchase the contract, we will assume that you selected Option 4 with a 10 year period certain.

Option 1 - Payment Certain. Under this option we pay you the value of your contract applied to the option in equal installments, as specified by you. The minimum time period over which you can elect this option is 6 years. The total payments in a year must be at least 5% of the value you apply to this option. You may request a single lump sum payment, which is the sum of the annuity value plus or minus any losses or gains since the annuity date, less any annuity payments made and charges assessed during the annuity period.



Option 2 - Period Certain. Under this option we make equal payments over a designated period between 6 and 30 years, as chosen by you. You may request a single lump sum payment, which is the sum of the annuity value plus or minus any losses or gains since the annuity date, less any annuity payments made and charges assessed during the annuity period.

Option 3 - Life Annuity. Under this option we make monthly payments during the lifetime of the annuitant and terminating with the last payment preceding his/her death.

Option 4 - Life Annuity with a Period Certain. Under this option we make monthly annuity payments until the later of the death of the annuitant or a designated period between 6 and 30 years, as chosen by you. We guarantee that if, at the death of the annuitant, payments have been made for less than a stated period, the monthly payments will continue during the remainder of the stated period. If the annuitant dies before we have made all of the payments within the selected period, you may request a single lump sum payment, which is the sum of the annuity value plus or minus any losses or gains since the annuity date, less any annuity payments made and charges assessed during the annuity period.

Option 5 - Joint Life and Survivor Annuity. Under this option we make monthly payments during the joint lifetime of the annuitant and another named individual and thereafter during the lifetime of the survivor. Payments cease with the last payment due prior to the death of the survivor.

Additional Options. We may make other options available.

                                      TAXES

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included in the Statement of Additional Information a more comprehensive discussion regarding taxes.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you are taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

Under non-qualified contracts, you, as the owner, are not taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal, you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans.

Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after the taxpayer reaches age 59 1/2;

     (2)  paid after you die;

     (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5)  paid under an immediate annuity; or

     (6)  which come from purchase payments made prior to August 14, 1982.

Withdrawals - Qualified Contracts

If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. (The penalty is increased to 25% for withdrawals from SIMPLE IRAs during the first two years.) Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;

     (2)  paid after you die;

     (3) paid if you become totally disabled (as that term is defined in the Code);

     (4) paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

     (5)  paid to you after you have attained age 55 and left your employment;

     (6)  paid for certain allowable medical expenses (as defined in the Code);

     (7)  paid pursuant to a qualified domestic relations order;

     (8)  paid from an IRA for medical insurance (as defined in the Code);

     (9)  paid from an IRA for qualified higher education expenses; or

     (10) up to $10,000 for qualified first time home buyer expenses (as defined in the Code).

The exceptions in (5) and (7) above do not apply to IRAs. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.

Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

     (1)  reaches age 59 1/2;

     (2)  leaves his/her job;

     (3)  dies;

     (4)  becomes disabled (as that term is defined in the Code); or

     (5)  in the case of hardship.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the investment options are managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, are considered the owner of the shares of the investment options. If you are considered owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment options, to make transfers among the investment options or the number and type of investment options owners may select from without being considered owner of the shares. If any guidance is provided which is considered a new position, then the guidance is generally applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment options.

Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

                                   PERFORMANCE

We periodically advertise performance of the various investment options. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the product expense charge and the fees and expenses of the investment options. It does not reflect the deduction of any contract maintenance charge or withdrawal charge. The deduction of any contract maintenance charge or withdrawal charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the product expense charge, contract maintenance charge and withdrawal charges and the fees and expenses of the investment options.

The performance will be based on the historical performance of the corresponding investment options for the periods commencing from the date on which the particular investment option was made available through the contracts. In addition, for certain investment options performance may be shown for the period commencing from the inception date of the investment option. These figures should not be interpreted to reflect actual historical performance of the Variable Account.

We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

                                OTHER INFORMATION

The Variable Account

We established a variable account, Valley Forge Life Insurance Company Variable Annuity Separate Account (Variable Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Variable Account under Pennsylvania insurance law on February 12, 1996. We have registered the Variable Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The assets of the Variable Account are held in our name on behalf of the Variable Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.



Voting Rights

We are the legal owner of the investment option shares. However, we believe that when an investment option solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

Distributor

CNA Investor Services, Inc. ("CNAISI") serves as the distributor for the contracts. CNAISI is located at CNA Plaza, Chicago, Illinois 60685.

Commissions will be paid to agents and broker-dealers who sell the contracts. Such agents and broker-dealers will be paid commissions up to 6% of purchase payments and may be paid an additional annual trail commission of up to 1% of contract value.

Ownership

Owner. You, as the owner of the contract, have all the rights under the contract. The owner is as designated at the time the contract is issued, unless changed. You can change the owner at any time. A change will automatically revoke any prior owner designation. The change request must be in writing.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except where not permitted under state law). Upon the death of either joint owner, the surviving joint owner will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated in a written notice.

Beneficiary

The following information applies to the beneficiary:

     * the beneficiary is the person(s) or entity you name to receive any death benefit;

     * the beneficiary is named at the time the contract is issued unless changed at a later date;

     * unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Annuitant

The following information applies to the annuitant:

     *    you choose the annuitant at the time you buy the contract;

     *    you may change the annuitant prior to the annuity date;

     *    any change of annuitant is subject to our consent; and

     * you cannot change the annuitant in a contract which is owned by a non-individual.

Assignment

You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Suspension of Payments or Transfers

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2.   trading on the New York Stock Exchange is restricted;

     3.   an  emergency  exists as a result of which  disposal  of shares of the
          investment  options  is  not  reasonably   practicable  or  we  cannot
          reasonably value the shares of the investment options;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from any fixed account option for the period permitted by law but not for more than six months.

Financial Statements

Our financial statements and the financial statements of the Variable Account have been included in the Statement of Additional Information.

Additional Information

For further information about the contract you may obtain a Statement of Additional Information. You can call the telephone number indicated on the cover page or you can write to us. For your convenience we have included a post card for that purpose.

The Table of Contents of this statement is as follows:

Company
Independent Auditors
Legal Opinion
Distribution
Performance Information
Federal Tax Status
Annuity Provisions
Financial Statements






VALLEY FORGE LIFE INSURANCE COMPANY

ATTN:


____________________________________________________________________________

Please  send  me,  at  no  charge,  the  Statement  of  Additional   Information
dated February 11, 2000 for the Annuity Contract issued by Valley Forge Life Insurance Company.

               (Please print or type and fill in all information)


Name

--------------------------------------------------------------------------------

Address

--------------------------------------------------------------------------------

City                       State                                     Zip Code

--------------------------------------------------------------------------------



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE AND
                             FIXED ANNUITY CONTRACT

                                    ISSUED BY
                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                                       AND

                       VALLEY FORGE LIFE INSURANCE COMPANY



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED FEBRUARY 11, 2000, FOR THE INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT
WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: 100 CNA DRIVE, NASHVILLE, TN 37214, (800) 262-1755.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED FEBRUARY 11, 2000.



                                TABLE OF CONTENTS
                                                                            Page

COMPANY  .......................................................................

INDEPENDENT AUDITORS............................................................

LEGAL OPINIONS..................................................................

DISTRIBUTION....................................................................
         Reduction of the Withdrawal Charge.....................................

PERFORMANCE INFORMATION.........................................................
         Total Return...........................................................
         Historical Unit Values.................................................
         Reporting Agencies.....................................................
         Performance Information................................................

FEDERAL TAX STATUS..............................................................
         Diversification........................................................
         Multiple Contracts.....................................................
         Contracts Owned by Other than Natural Persons..........................
         Tax Treatment of Assignments...........................................
         Income Tax Withholding.................................................
         Tax Treatment of Withdrawals - Non-qualified Contracts.................
         Qualified Plans........................................................
         Tax Treatment of Withdrawals - Qualified Contracts.....................
         Tax-sheltered Annuities - Withdrawal Limitations.......................

ANNUITY PROVISIONS..............................................................
         Variable Annuity.......................................................
         Fixed Annuity..........................................................
         Annuity Unit...........................................................
         Net Investment Factor..................................................
         Expense Guarantee......................................................

FINANCIAL STATEMENTS............................................................


                                     COMPANY

Valley Forge Life Insurance Company (the "Company"), is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 86% of the outstanding common stock of CNA as of September 30, 1999.

The Company is principally engaged in the sale of life insurance and annuities. It is licensed in the District of Columbia, Guam, Puerto Rico and all states except New York, where we are only admitted as a reinsurer.

The Company is a Pennsylvania corporation that provides life and health insurance, retirement plans, and related financial services to individuals and groups.

                              INDEPENDENT AUDITORS


The financial statements for Valley Forge Life Insurance Company as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 included in the Statement of Additional Information which is part of this registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statements for each of the subaccounts that comprise the Valley Forge Life Insurance Company Variable Annuity Separate Account as of December 31, 1998 and 1997 and for year ended December 31, 1998 and for the period from inception through December 31, 1997 included in the Statement of Additional Information which is part of this registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing in the registration statement, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

All matters relating to Pennsylvania law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue Contracts, have been passed upon by Lynne Gugenheim, Esquire, Vice President and Associate General Counsel.



                                  DISTRIBUTION

CNA Investor Services, Inc. ("CNAISI") acts as the distributor. CNAISI is an affiliate of the Company. The offering is on a continuous basis.

REDUCTION OF THE WITHDRAWAL CHARGE. The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


     1. The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

     2. The total amount of purchase payments to be received. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     3. Any prior or existing relationship with the Company. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

     4. Other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates.

In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                             PERFORMANCE INFORMATION

TOTAL RETURN. From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment option over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.40% product expense charge, the contract maintenance charge, the expenses for the underlying investment option being advertised and any applicable withdrawal charges.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable withdrawal charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:
                                          n
                                 P (1 + T) = ERV
Where:

         P=                a hypothetical initial payment of $1,000
         T=                average annual total return
         n=                number of years
         ERV=              ending  redeemable  value  at the  end  of  the  time
                           periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any withdrawal charge or contract maintenance charge. The deduction of any withdrawal charge or contract maintenance charge would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment option will fluctuate over time, and any presentation of the investment option's total return for any period should not be considered as a representation of what an investment may earn or what an owner's total return may be in any future period.

HISTORICAL UNIT VALUES. The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment options against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment option being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES. The Company may also distribute sales literature which compares the performance of the Accumulation unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

PERFORMANCE INFORMATION. The Accumulation units invest in the portfolios managed by Federated Insurance Series, The Alger American Fund, SoGen Variable Funds, Inc., Van Eck Worldwide Insurance Trust, Variable Insurance Products Fund and Variable Insurance Products Fund II, MFS Variable Insurance Trust and Janus Aspen Series. In order to demonstrate how the investment experience of the these portfolios affect accumulation unit values, performance information was developed. The information is based upon the historical experience of the portfolios and is for the periods shown.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the portfolios is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio. Performance figures for the accumulation units will reflect the product expense charges as well as the portfolio expenses. There are also performance figures for the accumulation units which reflect the product expense charges, contract maintenance charge, the portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

                               FEDERAL TAX STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL. Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment options underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the option is represented by any one investment; (2) no more than 70% of the value of the total assets of the option is represented by any two investments; (3) no more than 80% of the value of the total assets of the option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the option is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment options underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS. The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS. Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS. An assignment, pledge, or other transfer of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, pledge, or transfer their Contracts.

DEATH BENEFITS. Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship distributions. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS. Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED PLANS. The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

A.   TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B.   INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

SIMPLE IRAs

Section 408(p) of the Code permits certain employers (generally those with less that 100 employees) to establish a retirement program for employees using Savings Incentive Match Plan Retirement Annuities ("SIMPLE IRA"). SIMPLE IRA programs can only be established with the approval of and adoption by the employer of the Contract Owner of the SIMPLE IRA. Contributions to SIMPLE IRAs will be made pursuant to a salary reduction agreement in which an Owner would authorize his/her employer to deduct a certain amount from his/her pay and contribute it directly to the SIMPLE IRA. The Owner's employer will also make contributions to the SIMPLE IRA in amounts based upon certain elections of the employer. The only contributions that can be made to a SIMPLE IRA are salary reduction contributions and employer contributions as described above, and rollover contributions from other SIMPLE IRAs. Purchasers of Contracts to be qualified as SIMPLE IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C.   PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, and withdrawals. (See "Tax Treatment of Withdrawals Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

D.   GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION PLAN

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans. While participants in such Plans may be permitted to specify the form of investment in which their Plan accounts will participate, all such investments are owned by the sponsoring employer and are subject to the claims of its creditors until December 31, 1998, or such earlier date as may be established by Plan amendment. However, amounts deferred under a governmental Plan created on or after August 20, 1996 and amounts deferred under any 457 Plan after December 31, 1998 must be held in trust, custodial account or annuity contract for the exclusive benefit of Plan participants and their beneficiaries. The amounts deferred under a Plan which meets the requirements of
Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,000 or 33 1/3 percent of the participant's includible compensation. However, in limited circumstances, up to $15,000 may be deferred in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b)(Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). This penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years after the Owner first participated in the SIMPLE IRA. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years on which the exception was used.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS. The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies;
(4) becomes  disabled  (within the meaning of Section  72(m)(7) of the Code); or
(5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                               ANNUITY PROVISIONS

VARIABLE ANNUITY. A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment option(s) of the separate account. At the annuity calculation date, the contract value in each investment option will be applied to the applicable annuity tables. The annuity table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

     (1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

     (2) the fixed number of annuity units per payment in each subaccount is multiplied by the annuity unit value as of the annuity calculation date. This result is the dollar amount of the payment.

The total dollar amount of each variable annuity payment is the sum of all investment option variable annuity payments.

The Company determines the amount of variable annuity payments, including the first, no more than ten (10) business days prior to the payment date. The payment date must be the same day each month as the date selected for the annuity date, i.e. the first or the fifteenth.

FIXED ANNUITY. A fixed annuity is a series of payments made during the annuity period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the separate account. The general account value as of the annuity calculation date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table. Fixed annuity payments will remain level.

ANNUITY UNIT. The value of an annuity unit for each investment option was arbitrarily set initially at $10. This was done when the first investment option shares were purchased. The investment option annuity unit value for any business day is determined by multiplying the investment option annuity unit value for the immediately preceding business day by the product of the Net Investment Factor for the business day for which the annuity unit value is being calculated, and an amount equivalent to the daily assumed investment factor.

NET INVESTMENT FACTOR. The Net Investment Factor for any investment option for any business day is determined by dividing:

     (a) the accumulation unit value as of the close of the current business day, by

     (b) the accumulation unit value as of the close of the immediately preceding business day.

The Net Investment Factor may be greater or less than one, as the annuity unit value may increase or decrease.

EXPENSE GUARANTEE. The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in actual mortality or expense experience.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts. The financial statements of the Variable Account are also included herein.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts. The financial statements of the Variable Account are also included herein.




--------------------------------------------------------------------------------
                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES

                                  (UNAUDITED)



                                                                                               Fidelity
                                    Federated     Federated      Federated        Fidelity      Asset       Fidelity       Fidelity
                                   Prime Money     Utility       High Income   Equity-Income   Manager      Index 500     Contrafund
September 30, 1999                   Fund II       Fund II       Bond Fund II    Portfolio    Portfolio     Portfolio     Portfolio
--------------------------------   -----------   -----------     -----------   -----------   -----------   -----------   -----------
ASSETS:
   Investments, at market value:   $20,231,490   $ 3,014,603     $ 4,572,111   $ 7,149,565   $ 4,714,558   $19,446,972   $ 8,127,274
Total assets                        20,231,490     3,014,603       4,572,111     7,149,565     4,714,558    19,446,972     8,127,274
Liabilities                               --            --              --            --            --            --            --
================================   ===========   ===========     ===========   ===========   ===========   ===========   ===========
Net assets                         $20,231,490   $ 3,014,603     $ 4,572,111   $ 7,149,565   $ 4,714,558   $19,446,972   $ 8,127,274
================================   ===========   ===========     ===========   ===========   ===========   ===========   ===========


                                     The Alger                    The Alger                                    MFS
                                     American      The Alger      American         MFS                        Growth        MFS
                                      Small        American        MidCap       Emerging         MFS           with       Limited
                                  Capitalization    Growth         Growth        Growth        Research       Income      Maturity
September 30, 1999                  Portfolio      Portfolio      Portfolio      Series         Series        Series       Series
--------------------------------  -------------- -----------     -----------  -------------- -----------   ------------  -----------
ASSETS:
   Investments, at market value:   $ 2,210,016   $13,662,271     $ 2,329,000   $ 5,245,418   $ 3,547,918    $ 4,675,634  $ 1,934,947
Total assets                         2,210,016    13,662,271       2,329,000     5,245,418     3,547,918      4,675,634    1,934,947
Liabilities                               --            --             --             --            --             --           --
================================   ===========   ===========     ===========   ===========   ===========    ===========  ===========
Net assets                         $ 2,210,016   $13,662,271     $ 2,329,000   $ 5,245,418   $ 3,547,918    $ 4,675,634  $ 1,934,947
================================   ===========   ===========     ===========   ===========   ===========    ===========  ===========


                                                                     Van Eck
                                      MFS          Sogen            Worldwide     Van Eck
                                     Total        Overseas            Hard       Emerging
                                     Return       Variable           Assets       Markets
September 30, 1999                   Series         Fund              Fund         Fund
--------------------------------   -----------   -----------        --------     ---------
ASSETS:
   Investments, at market value:   $ 4,649,661   $ 3,043,156        $218,712     $ 602,604
Total assets                         4,649,661     3,043,156         218,712       602,604
Liabilities                               --            --              --            --
================================   ===========   ===========        ========     =========
Net assets                         $ 4,649,661   $ 3,043,156        $218,712     $ 602,604
================================   ===========   ===========        ========     =========

--------------------------------------------------------------------------------
                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS

                                  (UNAUDITED)



                                                                                                                           Fidelity
                                                                    Federated   Federated    Federated        Fidelity       Asset
                                                                   Prime Money   Utility     High Income   Equity-Income   Manager
For the Nine Months Ended September 30, 1999                        Fund II      Fund II     Bond Fund II    Portfolio    Portfolio
-----------------------------------------------------------------  -----------  ---------    -----------   -----------   -----------
Investment income:
   Dividend income                                                  $ 447,158   $ 149,669    $ 304,785    $ 216,369      $ 180,618
                                                                      447,158     149,669      304,785      216,369        180,618
Expenses:
   Policy fees/Cost of insurance                                      147,412      22,088       37,977       57,228         31,006
                                                                      147,412      22,088       37,977       57,228         31,006
      Net Investment income (loss)                                    299,746     127,581      266,807      159,141        149,611
Investment gains and (losses):
 Net realized gains (losses)                                             --         4,909      (47,909)      16,651          8,038
 Net unrealized gains (losses)                                          2,171    (111,727)    (115,622)      45,095        (99,012)
      Net realized and unrealized investment gains (losses)             2,171    (106,818)    (163,531)      61,746        (90,974)
-----------------------------------------------------------------   ---------   ---------    ---------    ---------      ---------
 Net increase (decrease) in net assets resulting from operations    $ 301,917   $  20,763    $ 103,276    $ 220,887      $  58,638
=================================================================   =========   =========    =========    =========      =========

                                                                                              The Alger                   The Alger
                                                                                               American      The Alger     American
                                                                     Fidelity    Fidelity        Small        American      MidCap
                                                                    Index 500   Contrafund   Capitalization   Growth        Growth
For the Nine Months Ended September 30, 1999                        Portfolio    Portfolio     Portfolio      Portfolio    Portfolio
-----------------------------------------------------------------  -----------  -----------   -----------   -----------   ----------
Investment income:
   Dividend income                                                  $ 190,903   $ 161,610    $ 240,850       $ 958,176    $ 220,841
                                                                      190,903     161,610      240,850         958,176      220,841
Expenses:
   Policy fees/Cost of insurance                                      142,921      55,055       18,111          90,763       15,408
                                                                      142,921      55,055       18,111          90,763       15,408
      Net Investment income (loss)                                     47,982     106,555      222,739         867,413      205,433
Investment gains and (losses):
 Net realized gains (losses)                                          508,706      98,560      (30,867)         48,505        4,826
 Net unrealized gains (losses)                                        334,219     (95,976)    (107,794)       (538,585)    (174,319)
      Net realized and unrealized investment gains (losses)           842,925       2,584     (138,661)       (490,080)    (169,493)
-----------------------------------------------------------------   ---------   ---------    ---------       ---------    ---------
 Net increase (decrease) in net assets resulting from operations    $ 890,907   $ 109,139    $  84,078       $ 377,333    $  35,940
=================================================================   =========   =========    =========       =========    =========

                                                                                                     MFS
                                                                          MFS                       Growth       MFS          MFS
                                                                       Emerging         MFS          with      Limited       Total
                                                                        Growth       Research       Income     Maturity     Return
For the Nine Months Ended September 30, 1999                            Series        Series        Series      Series      Series
-----------------------------------------------------------------    ------------   -----------  -----------  ----------  ----------
Investment income:
   Dividend income                                                   $    --        $  32,893   $  23,662    $    --     $ 143,153
                                                                          --           32,893      23,662         --       143,153
Expenses:
   Policy fees/Cost of insurance                                        37,545         25,413      33,516       14,213      28,781
                                                                        37,545         25,413      33,516       14,213      28,781
      Net Investment income (loss)                                     (37,545)         7,480      (9,854)     (14,213)    114,372
Investment gains and (losses):
 Net realized gains (losses)                                            42,989         23,735      22,446       (2,016)      2,908
 Net unrealized gains (losses)                                         340,498         29,602     (72,410)      46,592    (142,051)
      Net realized and unrealized investment gains (losses)            383,487         53,337     (49,965)      44,576    (139,143)
-----------------------------------------------------------------    ---------      ---------   ---------    ---------   ---------
 Net increase (decrease) in net assets resulting from operations     $ 345,942      $  60,817   $ (59,818)   $  30,363   $ (24,771)
=================================================================    =========      =========   =========    =========   =========


                                                                                   Van Eck
                                                                        Sogen      Worldwide     Van Eck
                                                                       Overseas      Hard        Emerging
                                                                       Variable     Assets        Markets
For the Nine Months Ended September 30, 1999                             Fund        Fund          Fund
-----------------------------------------------------------------     ----------   ----------    ---------
Investment income:
   Dividend income                                                   $  22,316    $   2,253    $     --
                                                                        22,316        2,253          --
Expenses:
   Policy fees/Cost of insurance                                        23,931        1,785         4,969
                                                                        23,931        1,785         4,969
      Net Investment income (loss)                                      (1,615)         467        (4,969)
Investment gains and (losses):
 Net realized gains (losses)                                             9,833      (12,662)      (28,502)
 Net unrealized gains (losses)                                         616,242       43,784       162,746
      Net realized and unrealized investment gains (losses)            626,075       31,123       134,244
-----------------------------------------------------------------    ---------    ---------     ---------
 Net increase (decrease) in net assets resulting from operations     $ 624,460    $  31,590     $ 129,274
=================================================================    =========    =========     =========

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                  (UNAUDITED)

                                                                        Federated       Federated       Federated        Fidelity
                                                                       Prime Money       Utility        High Income   Equity-Income
For the Nine Months Ended September 30, 1999                             Fund II         Fund II        Bond Fund II    Portfolio
--------------------------------------------------------------------   ------------    ------------     ------------- -------------
From operations:
   Net investment income (loss)                                        $    299,746    $    127,581     $    266,807  $    159,141
   Net realized and unrealized investment gains (losses)                      2,171        (106,818)        (163,531)       61,746
     Change in net assets resulting from operations                         301,917          20,763          103,276       220,887
From capital transactions:
   Net premiums/deposits                                                 21,880,513         491,632          802,734       999,820
   Death Benefits                                                              --           (52,283)        (191,732)      (10,015)
   Surrenders                                                              (240,024)        (29,199)        (114,532)      (52,994)
   Withdrawals                                                             (192,859)        (38,815)         (68,521)      (61,210)
   Transfers in (out of) subaccounts, net -- Note 1                      (7,080,261)        928,844          874,120     1,788,611
     Change in net assets resulting from capital transactions            14,367,369       1,300,179        1,302,069     2,664,213
Increase in net assets                                                   14,669,286       1,320,942        1,405,345     2,885,100
--------------------------------------------------------------------   ------------    ------------     ------------  ------------
Net assets at beginning of period                                         5,562,204       1,693,661        3,166,766     4,264,465
====================================================================   ============    ============     ------------  ------------
Net assets at end of period                                            $ 20,231,490    $  3,014,603     $  4,572,111  $  7,149,565
====================================================================   ============    ============     ============  ============
 Net asset value per unit at end of period                             $       1.00    $      13.88     $      10.03  $      24.88
====================================================================   ============    ============     ============  ============
 Units outstanding at end of period                                      20,231,490         217,190          455,844       287,362
====================================================================   ============    ============     ============  ============

                                                                                                                         The Alger
                                                                           Fidelity                                      American
                                                                             Asset        Fidelity         Fidelity        Small
                                                                           Manager       Index 500       Contrafund   Capitalization
For the Nine Months Ended September 30, 1999                              Portfolio      Portfolio       Portfolio      Portfolio
--------------------------------------------------------------------    ------------    ------------    ------------  --------------
From operations:
   Net investment income (loss)                                         $    149,611    $     47,982    $    106,555   $    222,739
   Net realized and unrealized investment gains (losses)                     (90,974)        842,925           2,584       (138,661)
     Change in net assets resulting from operations                           58,638         890,907         109,139         84,078
From capital transactions:
   Net premiums/deposits                                                     977,994       4,057,203       2,024,893        316,446
   Death Benefits                                                             (9,327)        (20,407)           --             --
   Surrenders                                                                 (1,092)        (98,959)       (214,120)        (7,728)
   Withdrawals                                                               (34,566)       (137,517)        (52,603)        (6,880)
   Transfers in (out of) subaccounts, net -- Note 1                        1,464,891       4,065,773       2,549,533        222,846
     Change in net assets resulting from capital transactions              2,397,900       7,866,094       4,307,703        524,685
Increase in net assets                                                     2,456,537       8,757,001       4,416,842        608,763
--------------------------------------------------------------------    ------------    ------------    ------------   ------------
Net assets at beginning of period                                          2,258,021      10,689,971       3,710,433      1,601,254
====================================================================    ------------    ------------    ------------   ------------
Net assets at end of period                                             $  4,714,558    $ 19,446,972    $  8,127,274   $  2,210,016
====================================================================    ============    ============    ============   ============
 Net asset value per unit at end of period                              $      17.16    $     145.84    $      24.84   $      42.08
====================================================================    ============    ============    ============   ============
 Units outstanding at end of period                                          274,741         133,345         327,185         52,519
====================================================================    ============    ============    ============   ============

                                                                                         The Alger
                                                                            The Alger    American           MFS
                                                                             American     MidCap         Emerging          MFS
                                                                             Growth       Growth          Growth        Research
For the Nine Months Ended September 30, 1999                                Portfolio    Portfolio        Series         Series
--------------------------------------------------------------------      ------------  ----------     ------------   -----------
From operations:
   Net investment income (loss)                                           $    867,413  $   205,433    $   (37,545)   $     7,480
   Net realized and unrealized investment gains (losses)                      (490,080)    (169,493)       383,487         53,337
     Change in net assets resulting from operations                            377,333       35,940        345,942         60,817
From capital transactions:
   Net premiums/deposits                                                     2,432,701      536,766        916,322        685,090
   Death Benefits                                                              (26,683)      (9,196)        (5,257)          --
   Surrenders                                                                  (32,227)     (22,656)       (20,165)        (5,317)
   Withdrawals                                                                 (78,061)     (27,451)       (14,810)       (18,676)
   Transfers in (out of) subaccounts, net -- Note 1                          5,544,313      642,593      1,099,576      1,147,834
     Change in net assets resulting from capital transactions                7,840,042    1,120,057      1,975,666      1,808,931
Increase in net assets                                                       8,217,376    1,155,997      2,321,608      1,869,748
--------------------------------------------------------------------      ------------  -----------    -----------    -----------
Net assets at beginning of period                                            5,444,895    1,173,003      2,923,809      1,678,171
====================================================================      ------------  ===========    ===========    ===========
Net assets at end of period                                               $ 13,662,271  $ 2,329,000    $ 5,245,418    $ 3,547,918
====================================================================      ============  ===========    ===========    ===========
 Net asset value per unit at end of period                                $      52.92  $     25.66    $     24.47    $     19.15
====================================================================      ============  ===========    ===========    ===========
 Units outstanding at end of period                                            258,168       90,764        214,361        185,270
====================================================================      ============  ===========    ===========    ===========

                                                                              MFS
                                                                            Growth           MFS          MFS           Sogen
                                                                             with         Limited        Total         Overseas
                                                                            Income        Maturity       Return        Variable
For the Nine Months Ended September 30, 1999                                Series         Series        Series          Fund
--------------------------------------------------------------------     -----------    -----------   ------------   ------------
From operations:
   Net investment income (loss)                                          $    (9,854)   $   (14,213)   $   114,372    $    (1,615)
   Net realized and unrealized investment gains (losses)                     (49,965)        44,576       (139,143)       626,075
     Change in net assets resulting from operations                          (59,818)        30,363        (24,771)       624,460
From capital transactions:
   Net premiums/deposits                                                     804,567        227,529        991,703        339,456
   Death Benefits                                                               --          (11,410)       (24,405)          --
   Surrenders                                                                (23,450)       (75,906)       (27,926)       (19,660)
   Withdrawals                                                               (36,344)       (13,301)       (32,854)       (39,497)
   Transfers in (out of) subaccounts, net -- Note 1                        1,605,262        746,115      1,874,726         99,935
     Change in net assets resulting from capital transactions              2,350,035        873,026      2,781,243        380,235
Increase in net assets                                                     2,290,217        903,388      2,756,472      1,004,695
--------------------------------------------------------------------     -----------    -----------    -----------    -----------
Net assets at beginning of period                                          2,385,417      1,031,559      1,893,190      2,038,461
====================================================================     ===========    ===========    ===========    ===========
Net assets at end of period                                              $ 4,675,634    $ 1,934,947    $ 4,649,661    $ 3,043,156
====================================================================     ===========    ===========    ===========    ===========
 Net asset value per unit at end of period                               $     19.28    $     10.34    $     17.26    $     13.14
====================================================================     ===========    ===========    ===========    ===========
 Units outstanding at end of period                                          242,512        187,132        269,389        231,595
====================================================================     ===========    ===========    ===========    ===========

                                                                           Van Eck
                                                                           Worldwide     Van Eck
                                                                             Hard       Emerging
                                                                            Assets       Markets
For the Nine Months Ended September 30, 1999                                 Fund         Fund
--------------------------------------------------------------------      -----------   ---------
From operations:
   Net investment income (loss)                                           $       467  $  (4,969)
   Net realized and unrealized investment gains (losses)                       31,123    134,244
     Change in net assets resulting from operations                            31,590    129,274
From capital transactions:
   Net premiums/deposits                                                       21,748     80,794
   Death Benefits                                                                --         --
   Surrenders                                                                  (8,640)      --
   Withdrawals                                                                 (1,314)    (2,377)
   Transfers in (out of) subaccounts, net -- Note 1                            34,186     (6,562)
     Change in net assets resulting from capital transactions                  45,979     71,854
Increase in net assets                                                         77,569    201,129
--------------------------------------------------------------------      -----------  ---------
Net assets at beginning of period                                             141,143    401,475
====================================================================      ===========  =========
Net assets at end of period                                               $   218,712  $ 602,604
====================================================================      ===========  =========
 Net asset value per unit at end of period                                $     10.64  $    9.09
====================================================================      ===========  =========
 Units outstanding at end of period                                            20,556     66,293
====================================================================      ===========  =========

                                                                        Federated       Federated       Federated        Fidelity
                                                                       Prime Money       Utility       High Income     Equity-Income
For the Year ended December 31, 1998                                     Fund II         Fund II       Bond Fund II      Portfolio
--------------------------------------------------------------------   ------------    ------------    -----------     -------------
From operations:
   Net investment income (loss)                                        $    207,113    $      3,202    $     (9,420)   $      8,287
   Net realized and unrealized investment gains (losses)                        634          97,354         (26,804)        186,584
     Change in net assets resulting from operations                         207,747         100,556         (36,224)        194,871
From capital transactions:
   Net premiums/deposits                                                 24,848,283       1,307,253       2,301,701       2,167,250
   Death Benefits                                                           (15,275)        (19,978)        (13,846)         (7,421)
   Surrenders                                                              (198,856)        (15,885)        (12,264)        (37,904)
   Withdrawals                                                             (112,539)        (77,318)        (93,235)        (31,134)
   Transfers in (out of) subaccounts, net -- Note 1                     (20,028,240)        348,351         830,154       1,482,837
     Change in net assets resulting from capital transactions             4,493,373       1,542,423       3,012,510       3,573,628
Increase (decrease) in net assets                                         4,701,120       1,642,979       2,976,286       3,768,499
--------------------------------------------------------------------   ------------    ------------    ------------    ------------
Net assets at beginning of period                                           861,084          50,683         190,479         495,969
====================================================================   ============    ============    ============    ============
Net assets at end of period                                            $  5,562,204    $  1,693,662    $  3,166,765    $  4,264,468
====================================================================   ============    ============    ============    ============
Net asset value per unit at end of period                              $       1.00    $      15.27    $      10.92    $      25.42
====================================================================   ============    ============    ============    ============
Units outstanding at end of period                                        5,562,204         110,914         289,997         167,760
====================================================================   ============    ============    ============    ============

                                                                                                                         The Alger
                                                                         Fidelity                                        American
                                                                           Asset         Fidelity        Fidelity          Small
                                                                          Manager       Index 500       Contrafund    Capitalization
For the Year ended December 31, 1998                                     Portfolio      Portfolio       Portfolio        Portfolio
--------------------------------------------------------------------   ------------    ------------    ------------   --------------
From operations:
   Net investment income (loss)                                        $     19,013    $    (22,378)   $      3,442    $    115,699
   Net realized and unrealized investment gains (losses)                    141,214       1,288,532         507,452           2,409
     Change in net assets resulting from operations                         160,227       1,266,154         510,894         118,108
From capital transactions:                                                1,237,984       6,238,184       1,114,162       1,012,659
   Net premiums/deposits
   Death Benefits                                                              --              --           (10,449)         (3,193)
   Surrenders                                                                (1,620)        (50,773)        (23,821)        (27,137)
   Withdrawals                                                              (22,890)       (110,964)        (23,664)        (16,711)
   Transfers in (out of) subaccounts, net -- Note 1                         616,956       2,784,494       1,814,245         321,797
     Change in net assets resulting from capital transactions             1,830,430       8,860,941       2,870,473       1,287,415
Increase (decrease) in net assets                                         1,990,657      10,127,095       3,381,367       1,405,523
--------------------------------------------------------------------   ------------    ------------    ------------    ------------
Net assets at beginning of period                                           267,366         562,885         329,066         195,731
====================================================================   ------------    ------------    ------------    ------------
Net assets at end of period                                            $  2,258,023    $ 10,689,980    $  3,710,433    $  1,601,254
====================================================================   ============    ============    ============    ============
Net asset value per unit at end of period                              $      18.16    $     141.25    $      24.44    $      43.97
====================================================================   ============    ============    ============    ============
Units outstanding at end of period                                          124,340          75,681         151,818          36,417
====================================================================   ============    ============    ============    ============

                                                                                            The Alger
                                                                        The Alger           American          MFS
                                                                         American            MidCap        Emerging         MFS
                                                                          Growth            Growth         Growth       Research
For the Year ended December 31, 1998                                    Portfolio          Portfolio       Series        Series
--------------------------------------------------------------------   ------------        ----------    ------------  -----------
From operations:
   Net investment income (loss)                                        $    307,440        $    18,386   $   (10,989)  $    (1,475)
   Net realized and unrealized investment gains (losses)                    766,562            131,442       548,478       172,413
     Change in net assets resulting from operations                       1,074,002            149,828       537,489       170,938
From capital transactions:
   Net premiums/deposits                                                  2,385,652            456,073       845,164       586,011
   Death Benefits                                                              --               (3,437)         --            --
   Surrenders                                                               (13,467)              --          (9,091)       (1,253)
   Withdrawals                                                              (33,203)            (1,155)      (24,319)      (11,140)
   Transfers in (out of) subaccounts, net -- Note 1                       1,782,528            529,267     1,432,918       777,200
     Change in net assets resulting from capital transactions             4,121,510            980,748     2,244,672     1,350,818
Increase (decrease) in net assets                                         5,195,512          1,130,576     2,782,161     1,521,756
--------------------------------------------------------------------   ------------        -----------   -----------   -----------
Net assets at beginning of period                                           249,383             42,427       141,648       156,415
====================================================================   ============        ===========   ===========   ===========
Net assets at end of period                                            $  5,444,895        $ 1,173,003   $ 2,923,809   $ 1,678,171
====================================================================   ============        ===========   ===========   ===========
Net asset value per unit at end of period                              $      53.22        $     28.87   $     21.47   $     19.05
====================================================================   ============        ===========   ===========   ===========
Units outstanding at end of period                                          102,309             40,631       136,181        88,093
====================================================================   ============        ===========   ===========   ===========

                                                                             MFS
                                                                            Growth          MFS            MFS           Sogen
                                                                             with         Limited         Total         Overseas
                                                                           Income        Maturity         Return       Variable
For the Year ended December 31, 1998                                       Series         Series          Series         Fund
--------------------------------------------------------------------     -----------    -----------    ------------   ------------
From operations:
   Net investment income (loss)                                          $   (16,356)   $    (7,862)   $    12,833    $   (24,005)
   Net realized and unrealized investment gains (losses)                     234,577        (11,034)        69,285        (64,492)
     Change in net assets resulting from operations                          218,221        (18,896)        82,118        (88,497)
From capital transactions:
   Net premiums/deposits                                                   1,164,678        743,654        968,524      1,098,070
   Death Benefits                                                             (4,023)        (7,699)          --           (3,348)
   Surrenders                                                                   --           (6,502)        (7,865)       (16,724)
   Withdrawals                                                               (17,911)        (6,087)       (11,868)       (21,157)
   Transfers in (out of) subaccounts, net -- Note 1                          805,436        245,382        602,434        317,226
     Change in net assets resulting from capital transactions              1,948,180        968,748      1,551,225      1,374,067
Increase (decrease) in net assets                                          2,166,401        949,852      1,633,343      1,285,570
--------------------------------------------------------------------     -----------    -----------    -----------    -----------
Net assets at beginning of period                                            219,017         81,706        259,844        752,892
====================================================================     ===========    ===========    ===========    ===========
Net assets at end of period                                              $ 2,385,418    $ 1,031,558    $ 1,893,187    $ 2,038,462
====================================================================     ===========    ===========    ===========    ===========
Net asset value per unit at end of period                                $     20.11    $     10.16    $     18.12    $     10.07
====================================================================     ===========    ===========    ===========    ===========
Units outstanding at end of period                                           118,618        101,531        104,481        202,429
====================================================================     ===========    ===========    ===========    ===========

                                                                           Van Eck
                                                                          Worldwide     Van Eck
                                                                            Hard       Emerging
                                                                           Assets       Markets
For the Year ended December 31, 1998                                        Fund         Fund
--------------------------------------------------------------------     -----------   ----------
From operations:
   Net investment income (loss)                                          $     4,608   $  (2,674)
   Net realized and unrealized investment gains (losses)                     (40,765)   (109,753)
     Change in net assets resulting from operations                          (36,157)   (112,427)
From capital transactions:
   Net premiums/deposits                                                     128,466     348,583
   Death Benefits                                                               --          --
   Surrenders                                                                (20,009)     (3,769)
   Withdrawals                                                                (1,198)     (4,392)
   Transfers in (out of) subaccounts, net -- Note 1                           61,004     156,590
     Change in net assets resulting from capital transactions                168,263     497,012
Increase (decrease) in net assets                                            132,106     384,585
--------------------------------------------------------------------     -----------   ---------
Net assets at beginning of period                                              9,037      16,890
====================================================================     ===========   ---------
Net assets at end of period                                              $   141,143   $ 401,475
====================================================================     ===========   =========
Net asset value per unit at end of period                                $      9.20   $    7.12
====================================================================     ===========   =========
Units outstanding at end of period                                            15,342      56,387
====================================================================     ===========   =========

NOTES TO FINANCIAL STATEMENTS

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                         September 30, 1999 -- UNAUDITED
================================================================================
                              NOTE 1. ORGANIZATION
--------------------------------------------------------------------------------

     Valley Forge Life Insurance Company Variable Annuity Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operation on February 3, 1997. The assets of the Variable Account are segregated from VFL's general account and its other separate accounts. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 86% of the outstanding common stock of CNA as of September 30, 1999.

     VFL sells a wide range of life insurance products, including the Flexible Premium Deferred Annuity Contract ("Contract"). Under the terms of the Contract, contractholders select where the net purchase payments of the Contract are invested. The contractholder may choose to invest in either the Variable Account, the Guaranteed Interest Option Separate Account ("GIO Account") or both the Variable Account and the GIO Account.

     The Variable Account currently offers 23 subaccounts each of which invests in shares of corresponding funds (Funds), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the Securities and Exchange Commission. The Investment Advisors and subaccounts are identified here.

--------------------------------------------------------------------------------
INVESTMENT ADVISOR:
  FUND/SUBACCOUNT
--------------------------------------------------------------------------------
FEDERATED ADVISERS:
  Federated Prime Money Fund II
  Federated Utility Fund II
  Federated High Income Bond Fund II
FIDELITY MANAGEMENT & RESEARCH COMPANY:
  Fidelity Variable Insurance Products Fund Equity-Income
    Portfolio ("Fidelity Equity-Income Portfolio")
  Fidelity Variable Insurance Products Fund II Asset
    Manager Portfolio ("Fidelity Asset Manager Portfolio")
  Fidelity Variable Insurance Products Fund II Index 500
    Portfolio ("Fidelity Index 500 Portfolio")
  Fidelity Variable Insurance Products Fund II Contrafund
    Portfolio ("Fidelity Contrafund Portfolio")
--------------------------------------------------------------------------------
INVESTMENT ADVISOR:
  FUND/SUBACCOUNT
--------------------------------------------------------------------------------

FRED ALGER MANAGEMENT, INC.:
  The Alger American Small Capitalization Portfolio
  The Alger American Growth Portfolio
  The Alger American MidCap Growth Portfolio
JANUS ASPEN SERIES
  Janus Aspen Growth Portfolio
  Janus Aspen Capital Appreciation Portfolio
  Janus Aspen International Growth
  Janus Aspen Worldwide Growth Portfolio
  Janus Aspen Balanced Portfolio
  Janus Aspen Flexible Income Portfolio
MASSACHUSETTS FINANCIAL SERVICES COMPANY:
  MFS Emerging Growth Series
  MFS Research Series
  MFS Growth With Income Series
  MFS Limited Maturity Series (closed to new investments)
  MFS Total Return Series
SOCIETE GENERALE ASSET MANAGEMENT CORP.:
  SoGen Overseas Variable Fund VAN ECK ASSOCIATES CORPORATION:
  Van Eck Worldwide Hard Assets Fund
  Van Eck Emerging Markets Fund

--------------------------------------------------------------------------------
                                        8

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                         September 30, 1999 -- UNAUDITED
================================================================================

     The GIO Account is also a separate account of VFL. Through the guaranteed interest option, VFL offers specified effective annual rates of interest that are credited daily and available for specified periods of time. Contractholders choosing the guaranteed interest option do not participate in the investment performance of the GIO Account and this performance does not determine the GIO Account value or benefits relating thereto.

     The assets of the GIO Account and the Variable Account are held separately from other VFL assets and from the General Account of VFL. The contractholder (before the maturity date, while the contractholder is still living or the Contract is in force) may transfer all or part of any subaccount value to another subaccount(s) or to the GIO Account, or transfer all or part of the GIO Account value to any subaccounts. The MFS Limited Maturity Series subaccount is no longer available for new allocations as of May 1, 1999. The GIO Account, however, unlike the Variable Account, is not registered as an investment company under the 1940 Act. Separate financial statements are not prepared for the GIO Account and the accompanying financial statements do not reflect amounts invested in the GIO Account.


--------------------------------------------------------------------------------
               NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     VALUATION OF INVESTMENTS -- Investments in the Variable Account consist of shares of the Funds and are stated at market value based on quoted market prices. Changes in the difference between market value and cost are reflected as net unrealized gains (losses) in the accompanying financial statements.

     INVESTMENT INCOME -- Investment income consists of dividends declared by the Funds and are recognized on the date of record.

     REALIZED GAINS AND LOSSES -- Realized investment gains and losses in the Variable Account represent the difference between the proceeds from sales of shares of the Funds held by the subaccount and the cost of such shares, which are determined using the average cost method.

     FEDERAL INCOME TAXES -- Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of Variable Account's management, these statements include all adjustments, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial position, results of operations and changes in net assets in the accompanying financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                         September 30, 1999 -- UNAUDITED
================================================================================

                         NOTE 3. CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for various product expense risks that it assumes under the Contract. The daily charge is equal to an annual rate of 1.40% of the net assets of the subaccount.

     An annual administration fee of $30 is also deducted from the subaccounts on each Contract if the contract value is below $50,000. This fee is to cover a portion of VFL's administrative expenses related to the contracts.

     VFL permits 12 free transfers among and between the subaccounts within the Variable Account (four of which can be applied to the GIO Account) per contract year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.


--------------------------------------------------------------------------------

                      NOTE 4. DIVERSIFICATION REQUIREMENTS
--------------------------------------------------------------------------------

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the funds' prospectuses if each of the Funds that the Variable Account participates in, that the mutual Funds satisfy the diversification requirement of the regulations.

--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                         September 30, 1999 -- UNAUDITED
================================================================================

    NOTE 5. MANAGEMENT'S DISCUSSION OF YEAR 2000 IMPACT ON VARIABLE ACCOUNT
--------------------------------------------------------------------------------

     The widespread use of computer programs, both in the United States and internationally, that rely on two digit date fields to perform computations and decision making functions may cause computer systems to malfunction when processing information involving dates beginning in 1999. Such malfunctions could lead to business delays and disruptions. The Variable Account does not maintain any systems. Instead, it relies on the systems of CNA, third party vendors and other business partners. CNA, on behalf of The Variable Account, has a plan under which it reviews periodically the progress that these parties are making on this issue. As of December 1, 1998, CNA had certified internally as Year 2000-ready all of the internal systems used by Separate Account. However, as business conditions change, CNA may respond by revising previous Year 2000 strategies or solutions affecting specific systems. In limited cases, a system that was to have been replaced, instead, may be renovated to become Year 2000 ready prior to January 1, 2000. The Variable Account does not believe these changes will have a material impact on the Variable Account.

     CNA has also received statements of Year 2000 compliance from certain key business partners. Separate Account management believes that the systems on which it relies does not have any significant remaining exposure to the Year 2000 issue and, therefore The Variable Account does not have a material exposure to the Year 2000 issue. However, due to the interdependent nature of computer systems, there may be an adverse impact on Separate Account if its business partners fail to address the Year 2000 issue successfully. To mitigate this impact, if any, CNA on behalf of itself and Separate Account is communicating with its business partners to coordinate Year 2000 conversion. In addition, CNA has developed business resumption plans to ensure that it and The Variable Account are able to continue critical processes through other means in the event that it becomes necessary to do so. Formal strategies have been developed to include appropriate recovery processes and use of alternative vendors.

     Based on its current assessment, CNA estimates that the total cost to replace and upgrade its systems to accommodate Year 2000 processing will be approximately $70 million. As of September 30th, 1999, CNA has spent approximately $60 million on Year 2000 readiness matter.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------


To the Contractholders of Valley Forge Life Insurance Company Variable Annuity Separate Account and the Board of Directors of Valley Forge Life Insurance
Company:



     We have audited the accompanying statements of assets and liabilities of the subaccounts of Valley Forge Life Insurance Company Variable Annuity Separate Account (the "Account") as of December 31, 1998 and 1997, and the related statements of operations and changes in net assets for the year ended December 31, 1998 and the period from inception through December 31, 1997. The subaccounts that collectively comprise the Account are the Federated Prime Money Fund II, Federated Utility Fund II, Federated High Income Bond Fund II, Fidelity Variable Insurance Products Fund Equity-Income Portfolio, Fidelity Variable Insurance Products Fund II Asset Manager Portfolio, Fidelity Variable Insurance Products Fund II Index 500 Portfolio, Fidelity Variable Insurance Products Fund II Contrafund Portfolio, The Alger American Fund Small Capitalization Portfolio, The Alger American Growth Portfolio, The Alger American MidCap Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, MFS Growth With Income Series, MFS Limited Maturity Series, MFS Total Return Series, SoGen Overseas Variable Fund, Van Eck Worldwide Hard Assets Fund and Van Eck Emerging Markets Fund. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.



     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 and 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



     In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts that comprise the Account as of December 31, 1998 and 1997, the results of their operations and the changes in their net assets for the year ended December 31, 1998 and the period from inception through December 31, 1997, in conformity with generally accepted accounting principles.


Deloitte & Touche LLP


Chicago, Illinois


February 23, 1999

                      STATEMENTS OF ASSETS AND LIABILITIES


                      VALLEY FORGE LIFE INSURANCE COMPANY


                       VARIABLE ANNUITY SEPARATE ACCOUNT

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                FIDELITY     FIDELITY
                                      FEDERATED    FEDERATED     FEDERATED      EQUITY-       ASSET       FIDELITY      FIDELITY
                                     PRIME MONEY    UTILITY     HIGH INCOME      INCOME      MANAGER      INDEX 500    CONTRAFUND
         DECEMBER 31, 1998             FUND II      FUND II     BOND FUND II   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value:      $5,562,204    $1,693,662    $3,166,765    $4,264,468   $2,258,023   $10,689,980   $3,710,438
                                     ----------    ----------    ----------    ----------   ----------   -----------   ----------
     TOTAL ASSETS                     5,562,204     1,693,662     3,166,765     4,264,468    2,258,023    10,689,980    3,710,438
                                     ----------    ----------    ----------    ----------   ----------   -----------   ----------
LIABILITIES                              -             -             -             -            -             -            -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                           $5,562,204    $1,693,662    $3,166,765    $4,264,468   $2,258,023   $10,689,980   $3,710,438
=================================================================================================================================


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                FIDELITY     FIDELITY
                                      FEDERATED    FEDERATED     FEDERATED      EQUITY-       ASSET       FIDELITY      FIDELITY
                                     PRIME MONEY    UTILITY     HIGH INCOME      INCOME      MANAGER      INDEX 500    CONTRAFUND
         DECEMBER 31, 1997             FUND II      FUND II     BOND FUND II   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value:      $  861,084    $   50,683    $  190,479    $  495,969   $  267,366   $   562,885   $  329,066
                                     ----------    ----------    ----------    ----------   ----------   -----------   ----------
     TOTAL ASSETS                       861,084        50,683       190,479       495,969      267,366       562,885      329,066
                                     ----------    ----------    ----------    ----------   ----------   -----------   ----------
LIABILITIES                              -             -             -             -            -             -            -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                           $  861,084    $   50,683    $  190,479    $  495,969   $  267,366   $   562,885   $  329,066
=================================================================================================================================



                 See accompanying Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES


                      VALLEY FORGE LIFE INSURANCE COMPANY


                       VARIABLE ANNUITY SEPARATE ACCOUNT

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                       THE ALGER                   THE ALGER                                 MFS
                                       AMERICAN      THE ALGER     AMERICAN       MFS                      GROWTH        MFS
                                        SMALL         AMERICAN      MIDCAP      EMERGING       MFS          WITH       LIMITED
                                    CAPITALIZATION     GROWTH       GROWTH       GROWTH      RESEARCH      INCOME      MATURITY
      DECEMBER 31, 1998               PORTFOLIO      PORTFOLIO    PORTFOLIO      SERIES       SERIES       SERIES       SERIES
                                    ---------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value:       $1,601,255     $5,444,900   $1,173,004   $2,923,811   $1,678,171   $2,385,418   $1,031,558
                                      ----------     ----------   ----------   ----------   ----------   ----------   ----------
     TOTAL ASSETS                      1,601,255      5,444,900    1,173,004    2,923,811    1,678,171    2,385,418    1,031,558
                                      ----------     ----------   ----------   ----------   ----------   ----------   ----------
LIABILITIES                              -               -            -            -            -            -            -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                            $1,601,255     $5,444,900   $1,173,004   $2,923,811   $1,678,171   $2,385,418   $1,031,558
=================================================================================================================================



                                                                   VAN ECK
                                           MFS         SOGEN      WORLDWIDE     VAN ECK
                                          TOTAL       OVERSEAS      HARD        EMERGING
                                          RETURN      VARIABLE     ASSETS        MARKET
      DECEMBER 31, 1998                   SERIES        FUND        FUND          FUND
                                      ----------------------------------------------------
ASSETS:
  Investments, at market value:         $1,893,187   $2,038,462   $141,143      $401,475
                                        ----------   ----------   --------      --------
     TOTAL ASSETS                        1,893,187    2,038,462    141,143       401,475
                                        ----------   ----------   --------      --------
LIABILITIES                                 -            -           -             -
----------------------------------------------------------------------------------------
NET ASSETS                              $1,893,187   $2,038,462   $141,143      $401,475
========================================================================================


------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                        THE ALGER                   THE ALGER                                 MFS
                                         AMERICAN      THE ALGER     AMERICAN       MFS                      GROWTH        MFS
                                          SMALL         AMERICAN      MIDCAP      EMERGING       MFS          WITH       LIMITED
                                      CAPITALIZATION     GROWTH       GROWTH       GROWTH      RESEARCH      INCOME      MATURITY
      DECEMBER 31, 1997                 PORTFOLIO      PORTFOLIO    PORTFOLIO      SERIES       SERIES       SERIES       SERIES
                                      ---------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value:            195,731
                                        $              $  249,383   $   42,427   $  141,648   $  156,415   $  219,017   $   81,706
     TOTAL ASSETS                       ----------     ----------   ----------   ----------   ----------   ----------   ----------
                                           195,731        249,383       42,427      141,648      156,415      219,017       81,706
LIABILITIES                             ----------     ----------   ----------   ----------   ----------   ----------   ----------
------------------------------------       -               -            -            -            -            -            -
NET ASSETS                            ---------------------------------------------------------------------------------------------
                                        $  195,731     $  249,383   $   42,427   $  141,648   $  156,415   $  219,017   $   81,706
==================================================================================================================================



                                                                   VAN ECK
                                           MFS         SOGEN      WORLDWIDE     VAN ECK
                                          TOTAL       OVERSEAS      HARD        EMERGING
                                          RETURN      VARIABLE     ASSETS        MARKET
      DECEMBER 31, 1997                   SERIES        FUND        FUND          FUND
                                      -------------------------------------   ------------
ASSETS:
  Investments, at market value:       $  259,844   $  752,892   $  9,037        $ 16,890
                                      ----------   ----------   --------        --------
     TOTAL ASSETS                        259,844      752,892      9,037          16,890
                                      ----------   ----------   --------        --------
LIABILITIES                                    -            -          -           -
                                      --------------------------------------------------
NET ASSETS                            $  259,844   $  752,892   $  9,037        $ 16,890
========================================================================================



                 See accompanying Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                         FIDELITY    FIDELITY
                                 FEDERATED    FEDERATED    FEDERATED      EQUITY-      ASSET      FIDELITY     FIDELITY
FOR THE YEAR ENDED              PRIME MONEY    UTILITY    HIGH INCOME     INCOME      MANAGER    INDEX 500    CONTRAFUND
DECEMBER 31, 1998                 FUND II      FUND II    BOND FUND II   PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income               $295,559     $ 11,976      $ 14,362     $ 37,197    $ 34,952    $   53,264    $ 26,355
                                 --------     --------      --------     --------    --------    ----------    --------
                                  295,559       11,976        14,362       37,197      34,952        53,264      26,355
                                 --------     --------      --------     --------    --------    ----------    --------
Expenses:
   Mortality and expense risk
     and administration charges    88,446        8,774        23,782       28,910      15,939        75,642      22,913
                                 --------     --------      --------     --------    --------    ----------    --------
                                   88,446        8,774        23,782       28,910      15,939        75,642      22,913
                                 --------     --------      --------     --------    --------    ----------    --------
      NET INVESTMENT INCOME
        (LOSS)                    207,113        3,202        (9,420)       8,287      19,013       (22,378)      3,442
                                 --------     --------      --------     --------    --------    ----------    --------
Investment gains and (losses):
   Net realized gains (losses)        634       26,859        (8,426)      (6,499)    (25,723)      153,627      34,709
   Net unrealized gains
     (losses)                       -           70,495       (18,378)     193,083     166,937     1,134,905     472,743
                                 --------     --------      --------     --------    --------    ----------    --------
      NET REALIZED AND
        UNREALIZED INVESTMENT
        GAINS (LOSSES)                634       97,354       (26,804)     186,584     141,214     1,288,532     507,452
------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                     $207,747     $100,556      $(36,224)    $194,871    $160,227    $1,266,154    $510,894
========================================================================================================================
FOR THE PERIOD FROM INCEPTION
TO
DECEMBER 31, 1997                4-MAR-97     17-MAR-97     1-MAY-97     21-FEB-97   21-FEB-97   17-MAR-97    21-FEB-97
------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income               $ 21,053     $     82      $  1,192        -           -            -            -
                                 --------     --------      --------     --------    --------    ----------    --------
                                   21,053           82         1,192        -           -            -            -
                                 --------     --------      --------     --------    --------    ----------    --------
Expenses:
   Mortality, expense risk and
     administration charges         5,938          150           647     $  1,842    $  1,397    $    1,805    $    917
                                 --------     --------      --------     --------    --------    ----------    --------
                                    5,938          150           647        1,842       1,397         1,805         917
                                 --------     --------      --------     --------    --------    ----------    --------
      NET INVESTMENT INCOME
        (LOSS)                     15,115          (68)          545       (1,842)     (1,397)       (1,805)       (917)
                                 --------     --------      --------     --------    --------    ----------    --------
Investment gains and (losses):
   Net realized gains (losses)      -               85         1,461       18,226      11,160         9,302       3,732
   Net unrealized gains
     (losses)                       -            4,190         3,915        6,272       1,593        19,813       4,074
                                 --------     --------      --------     --------    --------    ----------    --------
      NET REALIZED AND
        UNREALIZED INVESTMENT
        GAINS (LOSSES)              -            4,275         5,376       24,498      12,753        29,115       7,806
------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                     $ 15,115     $  4,207      $  5,921     $ 22,656    $ 11,356    $   27,310    $  6,889
========================================================================================================================

                See accompanying Notes to Financial Statements.

                            STATEMENT OF OPERATIONS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  THE ALGER                   THE ALGER                              MFS
                                   AMERICAN      THE ALGER    AMERICAN       MFS                   GROWTH        MFS         MFS
                                    SMALL         AMERICAN     MIDCAP     EMERGING       MFS        WITH       LIMITED      TOTAL
                                CAPITALIZATION     GROWTH      GROWTH      GROWTH     RESEARCH     INCOME     MATURITY     RETURN
                                  PORTFOLIO      PORTFOLIO    PORTFOLIO    SERIES      SERIES      SERIES      SERIES      SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income                 $128,450      $  341,214   $ 25,115    $  5,508    $  7,886       -           -         $27,446
                                   --------      ----------   --------    --------    --------    --------    --------     -------
                                    128,450         341,214     25,115       5,508       7,886       -           -          27,446
                                   --------      ----------   --------    --------    --------    --------    --------     -------
Expenses:
   Mortality and expense risk
     and administration charges      12,751          33,774      6,729      16,497       9,361    $ 16,356    $  7,862      14,613
                                   --------      ----------   --------    --------    --------    --------    --------     -------
                                     12,751          33,774      6,729      16,497       9,361      16,356       7,862      14,613
                                   --------      ----------   --------    --------    --------    --------    --------     -------
      NET INVESTMENT INCOME
        (LOSS)                      115,699         307,440     18,386     (10,989)     (1,475)    (16,356)     (7,862)     12,833
                                   --------      ----------   --------    --------    --------    --------    --------     -------
Investment gains and (losses):
   Net realized gains (losses)      (39,387)        (39,007)   (16,647)     40,933      10,492      40,525      11,121      20,622
   Net unrealized gains
     (losses)                        41,796         805,569    148,089     507,545     161,921     194,052     (22,155)     48,663
                                   --------      ----------   --------    --------    --------    --------    --------     -------
      NET REALIZED AND
        UNREALIZED INVESTMENT
        GAINS (LOSSES)                2,409         766,562    131,442     548,478     172,413     234,577     (11,034)     69,285
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                       $118,108      $1,074,002   $149,828    $537,489    $170,938    $218,221    $(18,896)    $82,118
===================================================================================================================================
FOR THE PERIOD FROM INCEPTION
TO
DECEMBER 31, 1997                  3-APR-97      17-JUN-97    21-FEB-97   21-FEB-97   21-FEB-97   13-MAR-97   1-MAY-97    21-FEB-97
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income                 $     51          -        $     89       -           -        $  5,132    $  3,140       -
                                   --------      ----------   --------    --------    --------    --------    --------     -------
                                         51          -              89       -           -           5,132       3,140       -
                                   --------      ----------   --------    --------    --------    --------    --------     -------
Expenses:
   Mortality, expense risk and
     administration charges             661      $      621        199    $    692    $    969         792         470     $ 1,259
                                   --------      ----------   --------    --------    --------    --------    --------     -------
                                        661             621        199         692         969         792         470       1,259
                                   --------      ----------   --------    --------    --------    --------    --------     -------
      NET INVESTMENT INCOME
        (LOSS)                         (610)           (621)      (110)       (692)       (969)      4,340       2,670      (1,259)
                                   --------      ----------   --------    --------    --------    --------    --------     -------
Investment gains and (losses):
   Net realized gains (losses)        5,548             732      1,490         122       3,145       2,986       1,202       5,264
   Net unrealized gains
     (losses)                       (13,637)         (8,997)    (1,453)      3,958       5,519       5,310      (1,986)     11,648
                                   --------      ----------   --------    --------    --------    --------    --------     -------
      NET REALIZED AND
        UNREALIZED INVESTMENT
        GAINS (LOSSES)               (8,089)         (8,265)        37       4,080       8,664       8,296        (784)     16,912
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                       $ (8,699)     $   (8,886)  $    (73)   $  3,388    $  7,695    $ 12,636    $  1,886     $15,653
===================================================================================================================================


                                                     VAN ECK
                                          SOGEN     WORLDWIDE      VAN ECK
                                         OVERSEAS     HARD        EMERGING
                                         VARIABLE    ASSETS        MARKETS
                                           FUND       FUND          FUND
                                      ----------------------      ---------
Investment income:
   Dividend income                          -       $  5,831      $     783
                                         --------   --------      ---------
                                            -          5,831            783
                                         --------   --------      ---------
Expenses:
   Mortality and expense risk
     and administration charges          $ 24,005      1,223          3,457
                                         --------   --------      ---------
                                           24,005      1,223          3,457
                                         --------   --------      ---------
      NET INVESTMENT INCOME
        (LOSS)                            (24,005)     4,608         (2,674)
                                         --------   --------      ---------
Investment gains and (losses):
   Net realized gains (losses)                (62)   (20,683)       (49,149)
   Net unrealized gains
     (losses)                             (64,430)   (20,082)       (60,604)
                                         --------   --------      ---------
      NET REALIZED AND
        UNREALIZED INVESTMENT
        GAINS (LOSSES)                    (64,492)   (40,765)      (109,753)
---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                             $(88,497)  $(36,157)     $(112,427)
===========================================================================
FOR THE PERIOD FROM INCEPTION
TO
DECEMBER 31, 1997                        3-FEB-97   3-APR-97
---------------------------------------------------------------------------
Investment income:
   Dividend income                          -          -              -
                                         --------   --------      ---------
                                            -          -              -
                                         --------   --------      ---------
Expenses:
   Mortality, expense risk and
     administration charges              $  8,364   $     20      $      94
                                         --------   --------      ---------
                                            8,364         20             94
                                         --------   --------      ---------
      NET INVESTMENT INCOME
        (LOSS)                             (8,364)       (20)           (94)
                                         --------   --------      ---------
Investment gains and (losses):
   Net realized gains (losses)              7,592         11           (404)
   Net unrealized gains
     (losses)                             (34,846)      (189)        (4,665)
                                         --------   --------      ---------
      NET REALIZED AND
        UNREALIZED INVESTMENT
        GAINS (LOSSES)                    (27,254)      (178)        (5,069)
---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                             $(35,618)  $   (198)     $  (5,163)
===========================================================================

                      STATEMENTS OF CHANGES IN NET ASSETS


                      VALLEY FORGE LIFE INSURANCE COMPANY


                       VARIABLE ANNUITY SEPARATE ACCOUNT

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FIDELITY       FIDELITY
                                 FEDERATED     FEDERATED     FEDERATED        EQUITY-        ASSET       FIDELITY      FIDELITY
     FOR THE PERIOD ENDED       PRIME MONEY     UTILITY     HIGH INCOME       INCOME        MANAGER      INDEX 500    CONTRAFUND
       DECEMBER 31, 1998          FUND II       FUND II     BOND FUND II     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)   $   207,113    $   3,202     $   (9,420)    $    8,287     $   19,013   $   (22,378)  $    3,442
 Net realized and unrealized
   gains (losses)                       634       97,354        (26,804)       186,584        141,214     1,288,532      507,452
                                ------------   ----------    ----------     ----------     ----------   -----------   ----------
   Change in net assets
     resulting from operations      207,747      100,556        (36,224)       194,871        160,227     1,266,154      510,894
                                ------------   ----------    ----------     ----------     ----------   -----------   ----------
From capital transactions:
 Net premiums/deposits           24,848,283    1,307,253      2,301,701      2,167,250      1,237,984     6,238,184    1,114,162
 Death benefits                     (15,275)     (19,978)       (13,846)        (7,421)        -             -           (10,449)
 Surrenders                        (198,856)     (15,885)       (12,264)       (37,904)        (1,620)      (50,773)     (23,821)
 Withdrawals                       (112,539)     (77,318)       (93,235)       (31,134)       (22,890)     (110,964)     (23,659)
 Transfers into (out of)
   subaccounts, net -- Note 1   (20,028,240)     348,351        830,154      1,482,837        616,956     2,784,494    1,814,245
                                ------------   ----------    ----------     ----------     ----------   -----------   ----------
   Change in net assets
     resulting from capital
     transactions                 4,493,373    1,542,423      3,012,510      3,573,628      1,830,430     8,860,941    2,870,478
                                ------------   ----------    ----------     ----------     ----------   -----------   ----------
Increase in net assets            4,701,120    1,642,979      2,976,286      3,768,499      1,990,657    10,127,095    3,381,372
Net assets at beginning of
 period                             861,084       50,683        190,479        495,969        267,366       562,885      329,066
                                ------------   ----------    ----------     ----------     ----------   -----------   ----------
NET ASSETS AT END OF PERIOD     $ 5,562,204    $1,693,662    $3,166,765     $4,264,468     $2,258,023   $10,689,980   $3,710,438
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END
 OF PERIOD                      $      1.00    $   15.27     $    10.92     $    25.42     $    18.16   $    141.25   $    24.44
================================================================================================================================
UNITS OUTSTANDING AT END OF
 PERIOD                           5,562,204      110,914        289,997        167,760        124,340        75,681      151,818
================================================================================================================================
 FOR THE PERIOD FROM INCEPTION
              TO
       DECEMBER 31, 1997          4-MAR-97     17-MAR-97      1-MAY-97       21-FEB-97     21-FEB-97     17-MAR-97    21-FEB-97
--------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)   $    15,115    $     (68)    $      545     $   (1,842)    $   (1,397)  $    (1,805)  $     (917)
 Net realized and unrealized
   gains (losses)                    -             4,275          5,376         24,498         12,753        29,115        7,806
                                ------------   ----------    ----------     ----------     ----------   -----------   ----------
   Change in net assets
     resulting from operations       15,115        4,207          5,921         22,656         11,356        27,310        6,889
                                ------------   ----------    ----------     ----------     ----------   -----------   ----------
From capital transactions:
 Net premiums/deposits            3,534,379       22,534        116,421        427,889        186,728       444,865      146,548
 Withdrawals                         (6,610)       -               (507)          (701)           (12)         (704)      -
 Transfers into (out of)
   subaccounts, net -- Note 1    (2,681,800)      23,942         68,644         46,125         69,294        91,414      175,629
                                ------------   ----------    ----------     ----------     ----------   -----------   ----------
   Change in net assets
     resulting from capital
     transactions                   845,969       46,476        184,558        473,313        256,010       535,575      322,177
                                ------------   ----------    ----------     ----------     ----------   -----------   ----------
Increase in net assets              861,084       50,683        190,479        495,969        267,366       562,885      329,066
Net assets at beginning of
 period                              -             -             -              -              -             -            -
                                ------------   ----------    ----------     ----------     ----------   -----------   ----------
NET ASSETS AT END OF PERIOD     $   861,084    $  50,683     $  190,479     $  495,969     $  267,366   $   562,885   $  329,066
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END
 OF PERIOD                      $      1.00    $   14.29     $    10.95     $    24.28     $    18.01   $    114.39   $    19.94
================================================================================================================================
UNITS OUTSTANDING AT END OF
 PERIOD                             861,084        3,547         17,395         20,427         14,845         4,921       16,503
================================================================================================================================


                See accompanying Notes to Financial Statements.

                      STATEMENTS OF CHANGES IN NET ASSETS


                      VALLEY FORGE LIFE INSURANCE COMPANY


                       VARIABLE ANNUITY SEPARATE ACCOUNT

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    THE                         THE
                                   ALGER           THE         ALGER                                   MFS
                                  AMERICAN        ALGER       AMERICAN       MFS                      GROWTH        MFS
                                   SMALL         AMERICAN      MIDCAP      EMERGING       MFS          WITH       LIMITED
     FOR THE PERIOD ENDED      CAPITALIZATION     GROWTH       GROWTH       GROWTH      RESEARCH      INCOME      MATURITY
       DECEMBER 31, 1998         PORTFOLIO      PORTFOLIO    PORTFOLIO      SERIES       SERIES       SERIES       SERIES
--------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)   $   115,699     $  307,440   $   18,386   $  (10,989)  $   (1,475)  $ (16,356)   $  (7,862)
 Net realized and unrealized
   gains (losses)                     2,409        766,562      131,442      548,478      172,413     234,577      (11,034)
                                -----------     ----------   ----------   ----------   ----------  ----------   ----------
   Change in net assets
     resulting from operations      118,108      1,074,002      149,828      537,489      170,938     218,221      (18,896)
                                -----------     ----------   ----------   ----------   ----------  ----------   ----------
From capital transactions:
 Net premiums/deposits            1,012,659      2,385,652      456,073      845,164      586,011   1,164,678      743,654
 Death benefits                      (3,193)        -            (3,436)      -            -           (4,023)      (7,699)
 Surrenders                         (27,136)       (13,467)      -            (9,089)      (1,253)      -           (6,502)
 Withdrawals                        (16,711)       (33,198)      (1,155)     (24,319)     (11,140)    (17,911)      (6,087)
 Transfers into (out of)
   subaccounts, net -- Note 1       321,797      1,782,528      529,267    1,432,918      777,200     805,436      245,382
                                -----------     ----------   ----------   ----------   ----------  ----------   ----------
   Change in net assets
     resulting from capital
     transactions                 1,287,416      4,121,515      980,749    2,244,674    1,350,818   1,948,180      968,748
                                -----------     ----------   ----------   ----------   ----------  ----------   ----------
Increase in net assets            1,405,524      5,195,517    1,130,577    2,782,163    1,521,756   2,166,401      949,852
Net assets at beginning of
 period                             195,731        249,383       42,427      141,648      156,415     219,017       81,706
                                -----------     ----------   ----------   ----------   ----------  ----------   ----------
NET ASSETS AT END OF PERIOD     $ 1,601,255     $5,444,900   $1,173,004   $2,923,811   $1,678,171  $2,385,418   $1,031,558
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END
 OF PERIOD                      $     43.97     $   53.22    $    28.87   $    21.47   $    19.05   $   20.11    $   10.16
==========================================================================================================================
UNITS OUTSTANDING AT END OF
 PERIOD                              36,417        102,309       40,631      136,181       88,093     118,618      101,531
==========================================================================================================================
 FOR THE PERIOD FROM INCEPTION
              TO
       DECEMBER 31, 1997          3-APR-97      17-JUN-97    21-FEB-97    21-FEB-97    21-FEB-97    13-MAR-97     1-MAY-97
--------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)   $      (610)    $     (621)  $     (110)  $     (692)  $     (969)  $   4,340    $   2,670
 Net realized and unrealized
   gains (losses)                    (8,089)        (8,265)          37        4,080        8,664       8,296         (784)
                                -----------     ----------   ----------   ----------   ----------   ---------    ---------
   Change in net assets
     resulting from operations       (8,699)        (8,886)         (73)       3,388        7,695      12,636        1,886
                                -----------     ----------   ----------   ----------   ----------   ---------    ---------
From capital transactions:
 Net premiums/deposits              186,908        203,646       38,097       99,654      121,533     124,921       75,938
 Withdrawals                        -               -            -            -            -            -             (960)
 Transfers into (out of)
   subaccounts, net -- Note 1        17,522         54,623        4,403       38,606       27,187      81,460        4,842
                                -----------     ----------   ----------   ----------   ----------   ---------    ---------
   Change in net assets
     resulting from capital
     transactions                   204,430        258,269       42,500      138,260      148,720     206,381       79,820
                                -----------     ----------   ----------   ----------   ----------   ---------    ---------
Increase in net assets              195,731        249,383       42,427      141,648      156,415     219,017       81,706
Net assets at beginning of
 period                             -               -            -            -            -            -            -
                                -----------     ----------   ----------   ----------   ----------   ---------    ---------
NET ASSETS AT END OF PERIOD     $   195,731     $  249,383   $   42,427   $  141,648   $  156,415   $ 219,017    $  81,706
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END
 OF PERIOD                      $     43.75     $    42.76   $    24.18   $    16.14   $    15.79   $   16.44    $   10.01
==========================================================================================================================
UNITS OUTSTANDING AT END OF
 PERIOD                               4,474          5,832        1,755        8,776        9,906      13,322        8,162
==========================================================================================================================


                                                           VAN ECK
                                   MFS         SOGEN      WORLDWIDE       VAN ECK
                                  TOTAL       OVERSEAS      HARD         EMERGING
     FOR THE PERIOD ENDED         RETURN      VARIABLE     ASSETS         MARKETS
       DECEMBER 31, 1998          SERIES        FUND        FUND           FUND
----------------------------------------------------------------------------------
From operations:
 Net investment income (loss)   $   12,833   $  (24,005)  $  4,608       $  (2,674)
 Net realized and unrealized
   gains (losses)                   69,285      (64,492)   (40,765)       (109,753)
                                ----------   ----------   --------       ---------
   Change in net assets
     resulting from operations      82,118      (88,497)   (36,157)       (112,427)
                                ----------   ----------   --------       ---------
From capital transactions:
 Net premiums/deposits             968,524    1,098,070    128,466         348,583
 Death benefits                     -            (3,348)     -               -
 Surrenders                         (7,865)     (16,724)   (20,009)         (3,769)
 Withdrawals                       (11,868)     (21,157)    (1,198)         (4,392)
 Transfers into (out of)
   subaccounts, net -- Note 1      602,434      317,226     61,004         156,590
                                ----------   ----------   --------       ---------
   Change in net assets
     resulting from capital
     transactions                1,551,225    1,374,067    168,263         497,012
                                ----------   ----------   --------       ---------
Increase in net assets           1,633,343    1,285,570    132,106         384,585
Net assets at beginning of
 period                            259,844      752,892      9,037          16,890
                                ----------   ----------   --------       ---------
NET ASSETS AT END OF PERIOD     $1,893,187   $2,038,462   $141,143       $ 401,475
----------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END
 OF PERIOD                      $    18.12   $    10.07   $   9.20       $    7.12
==================================================================================
UNITS OUTSTANDING AT END OF
 PERIOD                            104,481      202,429     15,342          56,387
==================================================================================
 FOR THE PERIOD FROM INCEPTION
              TO
       DECEMBER 31, 1997        21-FEB-97     3-FEB-97    3-APR-97       11-APR-97
----------------------------------------------------------------------------------
From operations:
 Net investment income (loss)   $   (1,259)  $   (8,364)  $    (20)      $     (94)
 Net realized and unrealized
   gains (losses)                   16,912      (27,254)      (178)         (5,069)
                                ----------   ----------   --------       ---------
   Change in net assets
     resulting from operations      15,653      (35,618)      (198)         (5,163)
                                ----------   ----------   --------       ---------
From capital transactions:
 Net premiums/deposits             186,723      819,873      4,326          19,999
 Withdrawals                          (786)        (959)     -               -
 Transfers into (out of)
   subaccounts, net -- Note 1       58,254      (30,404)     4,909           2,054
                                ----------   ----------   --------       ---------
   Change in net assets
     resulting from capital
     transactions                  244,191      788,510      9,235          22,053
                                ----------   ----------   --------       ---------
Increase in net assets             259,844      752,892      9,037          16,890
Net assets at beginning of
 period                             -            -           -               -
                                ----------   ----------   --------       ---------
NET ASSETS AT END OF PERIOD     $  259,844   $  752,892   $  9,037       $  16,890
----------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END
 OF PERIOD                      $    16.63   $     9.77   $  15.72       $   11.00
==================================================================================
UNITS OUTSTANDING AT END OF
 PERIOD                             15,625       77,062        575           1,536
==================================================================================


                 See accompanying Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS


                      VALLEY FORGE LIFE INSURANCE COMPANY


                       VARIABLE ANNUITY SEPARATE ACCOUNT


                               DECEMBER 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              NOTE 1. ORGANIZATION

--------------------------------------------------------------------------------


     Valley Forge Life Insurance Company Variable Annuity Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operation on February 3, 1997. The assets of the Variable Account are segregated from VFL's general account and its other separate accounts. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 85% of the outstanding common stock of CNA.



     VFL sells a wide range of life insurance products, including the Flexible Premium Deferred Annuity Contract ("Contract"). Under the terms of the Contract, contractholders select where the net purchase payments of the Contract are invested. The contractholder may choose to invest in either the Variable Account, the Guaranteed Interest Option Separate Account ("GIO Account") or both the Variable Account and the GIO Account.



     The Variable Account currently offers 18 subaccounts each of which invests in shares of corresponding funds ("Funds"), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by a registered investment advisor ("Investment Advisor"). The Investment Advisors and subaccounts are identified in Notes 3 and 4.



     The GIO Account is also a separate account of VFL. Through the guaranteed interest option, VFL offers specified effective annual rates of interest that are credited daily and available for specified periods of time. Contractholders choosing the guaranteed interest option do not participate in the investment performance of the GIO Account and this performance does not determine the GIO Account value or benefits relating thereto.



     The assets of the GIO Account and the Variable Account are held separately from other VFL assets and from the general account of VFL. The contractholder (before the maturity date, while the contractholder is still living or the Contract is in force) may transfer all or part of any subaccount value to another subaccount(s) or to the GIO Account, or transfer all or part of GIO Account value to any subaccounts. The GIO Account, however, unlike the Variable Account, is not registered as an investment company under the 1940 Act. Separate financial statements are not prepared for the GIO Account and the accompanying financial statements do not reflect amounts invested in the GIO Account.

                         NOTES TO FINANCIAL STATEMENTS


                      VALLEY FORGE LIFE INSURANCE COMPANY


                       VARIABLE ANNUITY SEPARATE ACCOUNT


                               DECEMBER 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


               NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

--------------------------------------------------------------------------------


     VALUATION OF INVESTMENTS -- Investments in the Variable Account consist of shares of the Funds and are stated at market value based on quoted market prices. Changes in the difference between market value and cost are reflected as net unrealized gains (losses) in the accompanying financial statements.



     INVESTMENT INCOME -- Investment income consists of dividends declared by the Funds and are recognized on the date of record.



     REALIZED INVESTMENT GAINS AND LOSSES -- Realized investment gains and losses in the Variable Account represent the difference between the proceeds from sales of shares of the Funds held by the subaccount and the cost of such shares, which is determined using the average cost method.



     FEDERAL INCOME TAXES -- Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements.



     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of Variable Accounts' management, these statements include all adjustments, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial position, results of operations and changes in net assets in the accompanying financial statements.

                         NOTES TO FINANCIAL STATEMENTS


                      VALLEY FORGE LIFE INSURANCE COMPANY


                       VARIABLE ANNUITY SEPARATE ACCOUNT


                               DECEMBER 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                              NOTE 3. INVESTMENTS

--------------------------------------------------------------------------------

     The investments in the Funds/subaccounts of the Variable Account at December 31, 1998 and December 31, 1997 are as follows:



-----------------------------------------------------------------------------------
INVESTMENT ADVISOR                                                        MARKET
FUND/SUBACCOUNT                                 SHARES        COST         VALUE
-----------------------------------------------------------------------------------
FEDERATED ADVISERS:
  FEDERATED PRIME MONEY FUND II
     December 31, 1998                         5,562,204   $5,562,204   $ 5,562,204
     December 31, 1997                           861,084   $  861,084   $   861,084
  FEDERATED UTILITY FUND II
     December 31, 1998                           110,914   $1,618,977   $ 1,693,662
     December 31, 1997                             3,547   $   46,493   $    50,683
  FEDERATED HIGH INCOME BOND FUND II
     December 31, 1998                           289,997   $3,181,228   $ 3,166,765
     December 31, 1997                            17,395   $  186,564   $   190,479
FIDELITY MANAGEMENT & RESEARCH COMPANY:
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND EQUITY-INCOME PORTFOLIO
     ("FIDELITY EQUITY-INCOME PORTFOLIO")
     December 31, 1998                           167,760   $4,065,113   $ 4,264,468
     December 31, 1997                            20,427   $  489,697   $   495,969
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II ASSET MANAGER PORTFOLIO
     ("FIDELITY ASSET MANAGER PORTFOLIO")
     December 31, 1998                           124,340   $2,089,493   $ 2,258,023
     December 31, 1997                            14,845   $  265,773   $   267,366
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II INDEX 500 PORTFOLIO
     ("FIDELITY INDEX 500 PORTFOLIO")
     December 31, 1998                            75,681   $9,535,262   $10,689,980
     December 31, 1997                             4,921   $  543,072   $   562,885
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II CONTRAFUND PORTFOLIO
     ("FIDELITY CONTRAFUND PORTFOLIO")
     December 31, 1998                           151,818   $3,233,621   $ 3,710,438
     December 31, 1997                            16,503   $  324,992   $   329,066
FRED ALGER MANAGEMENT, INC.:
  THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
     December 31, 1998                            36,417   $1,573,096   $ 1,601,255
     December 31, 1997                             4,474   $  209,368   $   195,731
  THE ALGER AMERICAN GROWTH PORTFOLIO
     December 31, 1998                           102,309   $4,648,328   $ 5,444,900
     December 31, 1997                             5,832   $  258,380   $   249,383
  THE ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
     December 31, 1998                            40,631   $1,026,368   $ 1,173,004
     December 31, 1997                             1,755   $   43,880   $    42,427

                         NOTES TO FINANCIAL STATEMENTS


                      VALLEY FORGE LIFE INSURANCE COMPANY


                       VARIABLE ANNUITY SEPARATE ACCOUNT


                               DECEMBER 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                        NOTE 3. INVESTMENTS (CONTINUED)



-----------------------------------------------------------------------------------
INVESTMENT ADVISOR                                                        MARKET
FUND/SUBACCOUNT                                 SHARES        COST         VALUE
-----------------------------------------------------------------------------------
MASSACHUSETTS FINANCIAL SERVICES COMPANY:
  MFS EMERGING GROWTH SERIES
     December 31, 1998                           136,181   $2,412,308   $ 2,923,811
     December 31, 1997                             8,776   $  137,690   $   141,648
  MFS RESEARCH SERIES
     December 31, 1998                            88,093   $1,510,731   $ 1,678,171
     December 31, 1997                             9,906   $  150,896   $   156,415
  MFS GROWTH WITH INCOME SERIES
     December 31, 1998                           118,618   $2,186,056   $ 2,385,418
     December 31, 1997                            13,322   $  213,707   $   219,017
  MFS LIMITED MATURITY SERIES
     December 31, 1998                           101,531   $1,055,699   $ 1,031,558
     December 31, 1997                             8,162   $   83,692   $    81,706
  MFS TOTAL RETURN SERIES
     December 31, 1998                           104,481   $1,832,876   $ 1,893,187
     December 31, 1997                            15,625   $  248,196   $   259,844
SOCIETE GENERALE ASSETS MANAGEMENT CORP.:
  SOGEN OVERSEAS VARIABLE FUND
     December 31, 1998                           202,429   $2,137,738   $ 2,038,462
     December 31, 1997                            77,062   $  787,738   $   752,892
VAN ECK ASSOCIATES CORPORATION:
  VAN ECK WORLDWIDE HARD ASSETS FUND
     December 31, 1998                            15,342   $  161,414   $   141,143
     December 31, 1997                               575   $    9,226   $     9,037
  VAN ECK EMERGING MARKETS FUND
     December 31, 1998                            56,387   $  466,744   $   401,475
     December 31, 1997                             1,536   $   21,555   $    16,890

                         NOTES TO FINANCIAL STATEMENTS


                      VALLEY FORGE LIFE INSURANCE COMPANY


                       VARIABLE ANNUITY SEPARATE ACCOUNT


                               DECEMBER 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NOTE 4. INVESTMENT TRANSACTIONS

--------------------------------------------------------------------------------

     The aggregate cost of purchases and proceeds from sales of shares of Funds in the subaccounts for the year ended December 31, 1998 and from inception through 1997 are as follows:



-------------------------------------------------------------------------------------
INVESTMENT ADVISOR                          1998                       1997
FUND/SUBACCOUNT                    PURCHASES       SALES      PURCHASES      SALES
-------------------------------------------------------------------------------------
FEDERATED ADVISERS:
  Federated Prime Money Fund II   $37,915,138   $33,510,211   $3,550,031   $2,710,000
  Federated Utility Fund II         2,109,966       576,317      131,884       85,557
  Federated High Income Bond
     Fund II                        3,840,081       851,353      226,400       42,489
FIDELITY MANAGEMENT & RESEARCH COMPANY:
  Fidelity Equity-Income
     Portfolio                      4,569,909     1,025,191      675,097      203,626
  Fidelity Asset Manager
     Portfolio                      2,313,974       499,483      429,770      175,157
  Fidelity Index 500 Portfolio     10,107,926     1,322,627      646,677      112,906
  Fidelity Contrafund Portfolio     3,468,672       621,107      366,624       45,364
FRED ALGER MANAGEMENT, INC.:
  The Alger American Small
     Capitalization Portfolio       1,599,548       324,883      327,651      123,882
  The Alger American Growth
     Portfolio                      4,889,796       802,055      391,931      134,284
  The Alger American MidCap
     Growth Portfolio               1,170,468       196,448       55,923       13,622
MASSACHUSETTS FINANCIAL SERVICES COMPANY:
  MFS Emerging Growth Series        2,619,399       391,222      319,665      182,097
  MFS Research Series               1,743,636       402,179      181,534       33,784
  MFS Growth With Income Series     2,781,439       849,615      231,099       25,510
  MFS Limited Maturity Series       1,655,554       694,668      135,099       55,749
  MFS Total Return Series           2,062,990       526,378      466,510      223,577
SOCIETE GENERALE ASSETS MANAGEMENT CORP.:
  SoGen Overseas Variable Fund      1,826,237       476,175      994,765      214,619
VAN ECK ASSOCIATES CORPORATION:
  Van Eck Worldwide Hard Assets
     Fund                             212,775        45,735       10,106          892
  Van Eck Emerging Markets Fund       623,134       129,579       26,885        4,925

                         NOTES TO FINANCIAL STATEMENTS


                      VALLEY FORGE LIFE INSURANCE COMPANY


                       VARIABLE ANNUITY SEPARATE ACCOUNT


                               DECEMBER 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                         NOTE 5. CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------


     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the Contract. The daily charge is equal to an annual rate of 1.25% of the net assets of the subaccount.



     An annual administration fee of $30 is also deducted from the subaccounts on each Contract if the contract value is below $50,000. This fee covers a portion of VFL's administrative expenses related to the contracts.



     VFL deducts a daily administration charge from the assets of the subaccounts on each Contract to compensate it for a portion of the expenses it incurs in administering the contracts. The daily charge is equal to an annual rate of 0.15% of the net assets of the subaccounts.



     VFL permits 12 transfers among and between the subaccounts within the Variable Account (four of which can be applied to the GIO Account) per contract year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.

--------------------------------------------------------------------------------

                      NOTE 6. DIVERSIFICATION REQUIREMENTS

--------------------------------------------------------------------------------


     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the prospectuses of each of the Funds that the Variable Account participates in, that the Funds satisfy the diversification requirement of the regulations.

                       VALLEY FORGE LIFE INSURANCE COMPANY

                            CONDENSED BALANCE SHEETS
                                   (Unaudited)

--------------------------------------------------------------------------------------------------------------
                                                                                  September 30,  December 31,
(In thousands of dollars)                                                             1999           1998
--------------------------------------------------------------------------------------------------------------
Assets:
   Investments:
     Fixed maturities available-for-sale (amortized cost: $493,941 and $454,635)   $   486,806    $   460,516
     Equity securities available-for-sale (cost: $0 and $981)                               53          2,218
     Policy loans                                                                       75,326         74,150
     Other invested assets                                                                 319            485
     Short-term investments                                                             77,722         81,418
                                                                                   -----------    -----------
          Total investments                                                            640,226        618,787
   Cash                                                                                 34,759          3,750
   Receivables:
     Reinsurance                                                                     2,329,323      2,119,897
     Premium and other insurance                                                        45,425         54,664
   Deferred acquisition costs                                                          123,066        111,963
   Accrued investment income                                                             8,105          7,721
   Receivables for securities sold                                                       1,917           --
   Due from affiliates                                                                     566           --
   Deferred income taxes                                                                 4,054           --
   Other                                                                                 6,325            902
   Separate Account business                                                           153,858         73,745
--------------------------------------------------------------------------------------------------------------
          Total assets                                                             $ 3,347,624    $ 2,991,429
==============================================================================================================
Liabilities and Stockholder's Equity:
Liabilities:
   Insurance reserves:
     Future policy benefits                                                        $ 2,673,385    $ 2,438,305
     Claims                                                                            128,502         93,001
     Policyholders' funds                                                               45,029         42,746
   Payables for securities purchased                                                     1,828            370
   Federal income taxes payable                                                            987          6,468
   Deferred income taxes                                                                  --            6,213
   Due to affiliates                                                                      --            1,946
   Commissions and other payables                                                       90,120         64,815
   Separate Account business                                                           153,858         73,745
                                                                                   -----------    -----------
          Total liabilities                                                          3,093,709      2,727,609
                                                                                   -----------    -----------
Commitments and contingent liabilities - Note 3                                           --             --
Stockholder's Equity
   Common stock ($50 par value; Authorized-200,000 shares;
       Issued-50,000 shares)                                                             2,500          2,500
   Additional paid-in capital                                                           69,150         69,150
   Retained earnings                                                                   185,706        187,683
   Accumulated other comprehensive income (loss)                                        (3,441)         4,487
                                                                                   -----------    -----------
          Total stockholder's equity                                                   253,915        263,820
--------------------------------------------------------------------------------------------------------------
          Total liabilities and stockholder's equity                               $ 3,347,624    $ 2,991,429
==============================================================================================================

     See accompanying Notes to Condensed Financial Statements (Unaudited).

                       VALLEY FORGE LIFE INSURANCE COMPANY

                       CONDENSED STATEMENTS OF OPERATIONS
                                   (Unaudited)


-----------------------------------------------------------------------------------------------------
                                                          THREE MONTHS               NINE MONTHS
NINE MONTHS ENDED SEPTEMBER 30                         1999         1998          1999         1998
(In thousands of dollars)
---------------------------------------------------------------------------------------------------
Revenues:
   Premiums                                       $  74,272    $  76,936   $ 232,596    $ 231,516
   Net investment income                             10,130        8,879      28,238       26,502
   Realized investment gains(losses)                 (1,149)         967     (19,051)       4,480
   Other                                                253        1,113       5,515        5,269
                                                  ---------    ---------   ---------    ---------
                                                     83,506       87,895     247,298      267,767
                                                  ---------    ---------   ---------    ---------
Benefits and expenses:
   Insurance claims and policyholders' benefits      71,052       74,163     222,054      219,544
   Amortization of deferred acquisition costs         4,450        3,465      10,515        8,632
   Other operating expenses                           3,994        9,825      17,708       26,396
                                                  ---------    ---------   ---------    ---------
                                                     79,496       87,453     250,277      254,572
                                                  ---------    ---------   ---------    ---------
     Income (loss) before income tax                  4,010          442      (2,979)      13,195
Income tax expense (benefit)                          1,757          123      (1,236)       4,677
                                                  ---------    ---------   ---------    ---------
     Income before cumulative effect of change
          in accounting principle                     2,253          319      (1,743)       8,518
Cumulative effect of change in accounting
          principle, net of taxes - Note 5             --           --           234         --
                                                  ---------    ---------   ---------    ---------

     NET INCOME (LOSS)                            $   2,253    $     319   $  (1,977)   $   8,518
===================================================================================================

     See accompanying Notes to Condensed Financial Statements (Unaudited).

                       VALLEY FORGE LIFE INSURANCE COMPANY

                  CONDENSED STATEMENTS OF STOCKHOLDER'S EQUITY
                                   (Unaudited)


-------------------------------------------------------------------------------------------------------------------------
                                                                                            Accumulated
                                                 Additional                                     Other           Total
                                     Common        Paid-in   Comprehensive     Retained    Comprehensive    Stockholder's
(In thousands of dollars)             Stock        Capital   Income/(Loss)     Earnings     Income/(Loss)       Equity
-------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1997          $   2,500    $  39,150                    $ 170,230       $   4,380       $ 216,260
Comprehensive income:
   Net income                            --           --       $   8,518          8,518            --             8,518
Other comprehensive income               --           --           8,720           --             8,720           8,720
                                                               ---------
   Total comprehensive income                                  $  17,238
                                                               =========
----------------------------------------------------------                    -----------------------------------------
Balance, September 30, 1998         $   2,500    $  39,150                    $ 178,748       $  13,100       $ 233,498
==========================================================                    =========================================

Balance, December 31, 1998          $   2,500    $  69,150                    $ 187,683       $   4,487       $ 263,820
Comprehensive income (loss):
   Net loss                              --           --       $  (1,977)        (1,977)           --            (1,977)
Other comprehensive loss                 --           --          (7,928)          --            (7,928)         (7,928)
                                                               ---------
   Total comprehensive loss                                    $  (9,905)
                                                               =========
----------------------------------------------------------                    -----------------------------------------
Balance, September 30, 1999         $   2,500    $  69,150                    $ 185,706       $  (3,441)      $ 253,915
==========================================================                    =========================================


     See accompanying Notes to Condensed Financial Statements (Unaudited).

                       VALLEY FORGE LIFE INSURANCE COMPANY

                       CONDENSED STATEMENTS OF CASH FLOWS
                                   (Unaudited)

---------------------------------------------------------------------------------------------
NINE MONTHS ENDED SEPTEMBER 30                                       1999          1998
(In thousands of dollars)
---------------------------------------------------------------------------------------------
OPERATING ACTIVITIES:

Net income (loss)                                                 $    (1,977)   $     8,518
Adjustments to reconcile net income to net cash provided by
   operating activities:
     Deferred income taxes                                             (5,030)         3,880
     Net realized investment (gains) losses, pre-tax                   19,051         (4,480)
     Amortization of bond discount                                     (1,969)        (3,684)
     Changes in:
        Insurance receivables, net                                   (200,187)      (594,886)
        Deferred acquisition costs                                     (9,833)       (11,832)
        Accrued investment income                                        (384)        (2,467)
        Due from affiliates                                             2,512         38,080
        Federal income taxes                                           (5,481)           676
        Insurance reserves                                            290,528        686,506
        Commissions and other payables and other                       14,465        (49,988)
                                                                  -----------    -----------
            Total adjustments                                         103,672         61,805
                                                                  -----------    -----------
     Net cash provided by operating activities                        101,695         70,323
                                                                  -----------    -----------

INVESTING ACTIVITIES:
Purchases of fixed maturities                                      (1,332,210)      (253,512)
Proceeds from fixed maturities:
  Sales                                                             1,222,475        278,402
  Maturities, calls and redemptions                                    49,453         30,757
Proceeds from sales of equity securities                                2,648           --
Change in policy loans                                                 (1,176)        (3,659)
Change in other invested assets                                           214            165
Change in short-term investments                                        5,574        (75,428)
                                                                  -----------    -----------
     Net cash used in investing activities                            (53,022)       (23,275)
                                                                  -----------    -----------

FINANCING ACTIVITIES:
Receipts for investment contracts credited to policyholder
  account balances                                                      9,268         47,914
Return of policyholder account balances on investment contracts       (26,932)      (117,939)
                                                                  -----------    -----------
Net cash used in financing activities                                 (17,664)       (70,025)
                                                                  -----------    -----------
Increase (decrease) in cash                                            31,009        (22,977)
Cash at beginning of period                                             3,750         24,565
---------------------------------------------------------------------------------------------
Cash at end of period                                             $    34,759    $     1,588
=============================================================================================


          See accompanying Notes to Condensed Financial Statements (Unaudited).

                       VALLEY FORGE LIFE INSURANCE COMPANY
                     NOTES TO CONDENSED FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1999
                                   (UNAUDITED)


NOTE 1. BASIS OF PRESENTATION:

    Valley Forge Life Insurance Company (VFL) is a wholly-owned subsidiary of Continental Assurance Company (CAC). CAC is a wholly-owned subsidiary of Continental Casualty Company (Casualty) which is wholly-owned by CNA Financial Corporation (CNA Financial). CNA Financial is a holding company whose primary subsidiaries consist of property/casualty and life insurance companies, collectively CNA. As of September 30, 1999, Loews Corporation owns approximately 86% of the outstanding common stock of CNA Financial.

    VFL markets and underwrites insurance products designed to satisfy the life, health and retirement needs of individuals and groups. Products available in individual policy form include annuities as well as term and universal life insurance. Products available in group policy form include life, pension, accident and health.

    The operations of VFL and its parent, CAC, are managed on a combined basis pursuant to a Reinsurance Pooling Agreement. Under this Reinsurance Pooling Agreement, VFL cedes all of its business, excluding its Separate Account business, to its parent, CAC. This ceded business is then pooled with the business of CAC, which excludes CAC's participating contracts and separate account business, and 10% of the combined pool is assumed by VFL.

    The operating results for the interim periods are not necessarily indicative of the results to be expected for the full year. These statements should be read in conjunction with the financial statements and notes thereto included in VFL's Form 10-K for the year ended December 31, 1998, filed with the Securities and Exchange Commission.

    The accompanying condensed financial statements have been prepared in conformity with generally accepted accounting principles. Certain amounts applicable to prior years have been reclassified to conform to classifications followed in 1999.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of VFL's management, these statements include all adjustments, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial position, results of operations and cash flows in the accompanying condensed financial statements (unaudited).

                       VALLEY FORGE LIFE INSURANCE COMPANY
         NOTES TO CONDENSED FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

NOTE 2. REINSURANCE:

    In the table below, the majority of life premium revenue is from long duration type contracts, while the majority of accident and health earned premiums is from short duration contracts. The effects of reinsurance on premium revenues are shown in the following schedule:


----------------------------------------------------------------------------------------------------------------------
                                                                        PREMIUMS
                                 -------------------------------------------------------------------------------------

                                                                                                          ASSUMED/
NINE MONTHS ENDED SEPT. 30            DIRECT          ASSUMED           CEDED              NET             NET %
-------------------------------- ----------------- --------------- ----------------- ----------------- ---------------
(In thousands of dollars)
1999
     Life                          $  473,440      $    70,620       $  488,650        $    55,410          127%
     Accident and health                4,508          177,186            4,508            177,186          100
===============================    ==========      ===========       ==========        ===========          ===
          TOTAL PREMIUMS           $  477,948      $   247,806       $  493,158        $   232,596          107%
===============================    ==========      ===========       ==========        ===========          ===

1998
     Life                          $  385,432      $    57,725      $   387,886        $    55,271          104%
     Accident and health                2,747          176,245            2,747            176,245          100
===============================    ==========      ===========       ==========        ===========          ===
          Total premiums           $  388,179      $   233,970      $   390,633        $   231,516          101%
===============================    ==========      ===========       ==========        ===========          ===

    Transactions with CAC, as part of the pooling agreement described in Note 1, are reflected in the above table. Premium revenues ceded to non-affiliated companies for the nine months ended September 30, 1999 and 1998, were $283.8 million and $176.7 million, respectively. Additionally, insurance claims and policyholders' benefits are net of reinsurance recoveries from non-affiliated companies for the nine months ended September 30, 1999 and 1998, were $188.7 million and $132.4 million, respectively.

    Reinsurance receivables reflected on the balance sheets are amounts recoverable from reinsurers who have assumed a portion of VFL's insurance reserves. These balances are principally due from CAC pursuant to the Reinsurance Pooling Agreement.


NOTE 3. LEGAL PROCEEDINGS:


   VFL is party to litigation in the ordinary course of business. The outcome of this litigation will not, in the opinion of management, materially affect the results of operations or equity of VFL.

                       VALLEY FORGE LIFE INSURANCE COMPANY
         NOTES TO CONDENSED FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED


NOTE 4. OTHER COMPREHENSIVE INCOME:


   Comprehensive income is comprised of all changes to stockholder's equity, including net income, except those changes resulting from investments by, and distributions to, the stockholder. Other comprehensive income (loss) is comprehensive income exclusive of net income. The change in the components of other comprehensive income (loss) are presented in the following table:




------------------------------------------------------------------------------------------------------------------
                                                                      PRE-TAX      TAX (EXPENSE)        NET
THREE MONTHS ENDED SEPTEMBER 30, 1999                                 AMOUNT          BENEFIT          AMOUNT
------------------------------------------------------------------------------------------------------------------

(In thousands of dollars)

Net unrealized gains (losses) on investments securities:

    Net unrealized gains (losses) arising during the period        $  (3,686)       $  1,842        $  (1,844)

    Reclassification adjustment for (gains) losses included           (1,168)            409             (759)
    in net income
------------------------------------------------------------------------------------------------------------------
Total Other Comprehensive (Loss)                                   $  (4,854)       $  2,251       $  (2,603)
==================================================================================================================

                                                                      Pre-tax      Tax (Expense)        Net
Three Months Ended September 30, 1998                                 Amount          Benefit          Amount
------------------------------------------------------------------------------------------------------------------
(In thousands of dollars)

Net unrealized gains (losses) on investments securities:

    Net unrealized gains (losses) arising during the period        $  12,575        $ (4,401)      $  8,174

    Reclassification adjustment for (gains) losses included             (372)            130           (242)
    in net income
------------------------------------------------------------------------------------------------------------------
Total Other Comprehensive Income                                   $  12,203        $ (4,271)      $  7,932
==================================================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                      PRE-TAX      TAX (EXPENSE)        NET
NINE MONTHS ENDED SEPTEMBER 30, 1999                                  AMOUNT          BENEFIT          AMOUNT
------------------------------------------------------------------------------------------------------------------
(In thousands of dollars)

Net unrealized gains (losses) on investments securities:

    Net unrealized gains (losses) arising during the period        $  (9,009)       $  3,693        $  (5,316)

    Reclassification adjustment for (gains) losses included           (4,019)          1,407           (2,612)
    in net income
------------------------------------------------------------------------------------------------------------------
Total other Comprehensive Loss                                     $ (13,028)       $  5,100        $  (7,928)
==================================================================================================================

                                                                      Pre-tax      Tax (Expense)        Net
Nine Months Ended September 30, 1998                                  Amount          Benefit          Amount
------------------------------------------------------------------------------------------------------------------
(In thousands of dollars)

Net unrealized gains (losses) on investments securities:

    Net unrealized gains (losses) arising during the period        $  10,825         $ (3,789)        $ 7,036

    Reclassification adjustment for (gains) losses included            2,590             (906)          1,684
    in net income
------------------------------------------------------------------------------------------------------------------
Total Other Comprehensive Income                                   $  13,415         $ (4,695)        $ 8,720
==================================================================================================================

                       VALLEY FORGE LIFE INSURANCE COMPANY
         NOTES TO CONDENSED FINANCIAL STATEMENTS (UNAUDITED) - CONCLUDED


NOTE 5. CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE:


    In December 1997, the American Institute of Certified Public Accountants' Accounting Standards Executive Committee issued Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 requires that entities recognize liabilities for insurance-related assessments when all of the following criteria have been met: an assessment has been imposed or it is probable that an assessment will be imposed; the event obligating an entity to pay an imposed or probable assessment has occurred on or before the date of the financial statements; and the amount of the assessment can be reasonably estimated. This SOP is effective for financial statements for fiscal years beginning after December 15, 1998. Accordingly, VFL adopted SOP 97-3 effective January 1, 1999 and an after-tax charge of $234,000 ($360,000 pre-tax) was recorded in the first quarter of 1999 to reflect the cumulative effect of a change in accounting principle.

                       VALLEY FORGE LIFE INSURANCE COMPANY
           MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION
                            AND RESULTS OF OPERATIONS




GENERAL:

    The following discussion and analysis should be read in conjunction with the condensed financial statements (unaudited) and notes thereto found on pages 3 to 10, which contain additional information helpful in evaluating operating results and financial condition.

BUSINESS:

    VFL, along with its parent CAC, markets and underwrites insurance products designed to satisfy the life, health and retirement needs of individuals and groups. The individual insurance products consist primarily of term and universal life insurance policies and individual annuities. Group insurance products include life, accident and health, consisting primarily of major medical and hospitalization and pension products. VFL also markets a portfolio of variable products, including annuity and universal life products. These variable products offer policyholders the option of allocating payments to one or more variable accounts or to a guaranteed income account or both. Payments allocated to the variable accounts are invested in corresponding investment portfolios where the investment risk is borne by the policyholder while payments allocated to the guaranteed income account earn a minimum guaranteed rate of interest for a specified period of time for annuity contracts and one year for life products.


    The operations, assets and liabilities of VFL and its parent, CAC, are managed on a combined basis pursuant to a Reinsurance Pooling Agreement. Under this Reinsurance Pooling Agreement, VFL cedes all of its business, excluding its Separate Account business, to its parent, CAC. This ceded business is then pooled with the business of CAC, which excludes CAC's participating contracts and Separate Account business, and 10% of the combined pool is assumed by VFL.

FORWARD-LOOKING STATEMENTS

     The statements contained in this management discussion and analysis which are not historical facts are forward-looking statements. When included in this management discussion and analysis, the words, "believe," "expects," "intends," "anticipates," "estimates," and analogous expressions are intended to identify forward-looking statements. Such statements inherently are subject to a variety of risks and uncertainties that could cause actual results to differ materially from those projected. Such risks and uncertainties include, among others, the impact of competitive products, policies and pricing; product and policy demand and market responses; development of claims and the effect on loss reserves; the performance of reinsurance companies under reinsurance contracts with the Company; general economic and business conditions; changes in financial markets (interest rate, credit, currency, commodities and stocks); changes in foreign, political, social and economic conditions; regulatory initiatives and compliance with governmental regulations; judicial decisions and rulings; the effect on the Company with regards to third party corrective actions on Year 2000 compliance; changes in rating agency policies and practices; the results of financing efforts; changes in the Company's composition of operating segments; the actual closing of contemplated transactions and agreements and various other matters and risks (many of which are beyond the Company's control) detailed in the Company's Securities and Exchange Commissions filings. These forward-looking statements speak only as of the date of this management discussion and analysis. The Company expressly disclaims any obligation or undertaking to release publicly any updates or revisions to any forward-looking statement contained herein to reflect any change in the Company's expectations with regard thereto or any change in events, conditions or circumstances on which any statement is based.

                       VALLEY FORGE LIFE INSURANCE COMPANY
           MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION
                      AND RESULTS OF OPERATIONS - CONTINUED


RESULTS OF OPERATIONS:


    The following table summarizes key components of VFL's operating results for the three months and nine months ended September 30, 1999 and 1998.



--------------------------------------------------------------------------------------------------------------------

                                                            THREE MONTHS                      NINE MONTHS

PERIOD ENDED SEPTEMBER 30                               1999          1998         1999       1998
------------------------------------------------------------------------------------------------------
(In thousands of dollars)

OPERATING SUMMARY

Revenues (excluding realized investment gains/losses):

  Premiums                                          $  74,272    $  76,936    $ 232,596    $ 231,516

  Net investment income                                10,130        8,879       28,238       26,502

  Other                                                   253        1,113        5,515        5,269
                                                    ---------    ---------    ---------    ---------

     Total revenues                                    84,655       86,928      266,349      263,287

Benefits and expenses                                  79,496       87,453      250,277      254,572
                                                    ---------    ---------    ---------    ---------

  Operating income (loss) before income tax             5,159         (525)      16,072        8,715

Income tax (expense)                                   (2,159)         216       (5,432)      (3,109)
                                                    ---------    ---------    ---------    ---------

     Net operating income (loss)
     (excluding realized investment gains/losses)       3,000         (309)      10,640        5,606

Net realized investment gains (losses), net of
income tax                                               (747)         628      (12,383)       2,912
                                                    ---------    ---------    ---------    ---------

  Income (loss) before cumulative effect of
  change in accounting principle                        2,253          319       (1,743)       8,518

Cumulative effect of change in accounting
principle, net of taxes                                  --           --           (234)        --
----------------------------------------------------------------------------------------------------
 NET INCOME (LOSS)                                  $   2,253    $     319    $  (1,977)   $   8,518
====================================================================================================



    VFL's revenues, excluding net realized investment gains (losses), were $266.3 million for the first nine months of 1999, compared to $263.3 million for the same period in 1998. Premiums for the nine months ended September 30, 1999 increased approximately 0.5% to $232.6 million compared to $231.5 million for the same period in 1998. The slight increase in premiums is due to an increase in the premiums earned for the Federal Employees Health Benefits Plan offset somewhat by the exiting of the insured comprehensive medical market and by lower sales of single premium fixed annuity products.


    Premiums for the three months ended September 30, 1999 decreased approximately 3.5% to $74.3 million compared to $76.9 million for the same period in 1998. This decrease in premiums is primarily attributed to the effects of a term reinsurance treaty that was completed in late 1998. This decline was partially offset by an increase in premium revenue in the life reinsurance business.

                       VALLEY FORGE LIFE INSURANCE COMPANY
           MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION
                      AND RESULTS OF OPERATIONS - CONTINUED


    VFL's investment income for the nine months ended September 30, 1999 was $28.2 million, an increase of 6.6% from the comparable 1998 period when investment income was $26.5 million. The increase is attributable to a larger investment portfolio, funded by net cash flow during the nine months ended September 30, 1999.

    Benefits and expenses were $250.3 million for the nine months ended September 30, 1999 as compared to $254.6 million for the same period in 1998. Contributing to this change was that during the third quarter of 1998, VFL recorded $3.7 million in restructuring and other related charges.


    VFL's net realized investment losses, net of tax for the nine months ended September 30, 1999 of $12.4 million, compares unfavorably to $2.9 million of net investment gains, net of tax, realized during the comparable period in 1998. Sales of fixed maturity securities accounted for virtually all of the net realized gains and losses in both reporting periods. VFL's net realized investment gains (losses), net of tax for the three months ended September 30, 1999 and 1998 were $(0.7) million and $0.6 million, respectively. This decline in investment gains can be attributed to the same factors underlying realized investment performance for the nine month reporting periods, which are more fully discussed above.


FINANCIAL CONDITION:


    Assets increased approximately $372 million from December 31, 1998 to $3,364 million as of September 30, 1999. VFL's cash and invested assets increased by $69 million from December 31, 1998 to $692 million. Reinsurance receivables increased by $209 million primarily due to the Reinsurance Pooling Agreement with CAC.


    During the first nine months of 1999, VFL's stockholder's equity decreased by $9.9 million, or 3.8% to approximately $253.9 million. The decrease in stockholder's equity in 1999 is due primarily to a net loss of $2.0 million and other comprehensive loss of $7.9 million during the nine months ended September 30, 1999.

                       VALLEY FORGE LIFE INSURANCE COMPANY
           MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION
                      AND RESULTS OF OPERATIONS - CONTINUED



INVESTMENTS:

    The following table summarizes VFL's investments shown at cost or amortized cost and carrying value at September 30, 1999 and December 31, 1998:


---------------------------------------------------------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS                         SEPTEMBER 30,                       December 31,
                                                        1999             %                  1998           %
---------------------------------------------------------------------------------------------------------------------

(In thousands of dollars) Fixed maturity securities:
        U.S. Treasury Securities and
        obligations of government agencies             $261,661        40.4%             $223,743           36.6%
        Asset backed securities                          98,523        15.2               109,207           17.8
        Other debt securities                           133,757        20.7               121,685           19.9
---------------------------------------------------------------------------------------------------------------------
      Total fixed maturity securities                   493,941        76.3               454,635           74.3
Common stocks                                                 0         0.0                   981            0.2
Policy loans                                             75,326        11.6                74,150           12.1
Other invested assets                                       427          .1                   485            0.1
Short-term investments                                   77,722        12.0                81,418           13.3
---------------------------------------------------------------------------------------------------------------------
INVESTMENTS AT AMORTIZED COST                          $647,416       100.0%             $611,669          100.0%
======================================================================================================================
INVESTMENTS AT CARRYING VALUE*                         $640,226                          $618,787
======================================================================================================================


*As reported on the Condensed Balance Sheets (Unaudited)

    The investment portfolios of VFL are managed to maximize after-tax investment return, while minimizing credit risks, with investments concentrated in high quality securities to support insurance underwriting operations. The investment portfolios are segregated for the purpose of supporting policy liabilities for universal life, annuities and other interest sensitive products.

    VFL's investments in fixed maturity securities are carried at a fair value of $486.8 million at September 30, 1999, compared with $460.5 million at December 31, 1998. The net unrealized gains and (losses) on fixed maturity securities amounted to approximately $(7.1) million and approximately $5.9 million at September 30, 1999 and December 31, 1998, respectively. The gross unrealized gains and (losses) for the fixed maturities portfolio at September 30, 1999 were $1.8 million and $(8.9) million, respectively, compared to $6.9 million and $(1.0) million, respectively, at December 31, 1998.

    VFL's investments in equity securities are carried at a fair value of $0.1 million and $2.2 million at September 30, 1999 and December 31, 1998, respectively. The unrealized gains on equity securities were $0.1 million and approximately $1.2 million at September 30, 1999 and December 31, 1998, respectively. There were no unrealized losses on equity securities at September 30, 1999 and December 31, 1998.

                       VALLEY FORGE LIFE INSURANCE COMPANY
           MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION
                      AND RESULTS OF OPERATIONS - CONTINUED


  The following table summarizes the ratings of VFL's fixed maturity portfolio at carrying value (market):

-------------------------------------------------------------------------------------------------------
                                                      SEPTEMBER 30,             December 31,
                                                          1999           %         1998           %
-------------------------------------------------------------------------------------------------------
(In thousands of dollars)
U.S. government and affiliated securities             $    298,278      61.3%     $270,600       58.8%
Other AAA rated                                             63,727      13.1        76,258       16.5
AA and A rated                                              52,714      10.8        53,528       11.6
BBB rated                                                   66,109      13.6        54,241       11.8
Below investment grade                                       5,978       1.2         5,889        1.3
-------------------------------------------------------------------------------------------------------
          TOTAL                                       $    486,806     100.0%     $460,516      100.0%
=======================================================================================================


    Included in the carrying value of fixed maturity securities at September 30, 1999 are $95.8 million of asset-backed securities, consisting of approximately 47% in collateralized mortgage obligations (CMOs), 40% in U.S. government agency issued pass-through certificates, 8% in corporate mortgage-backed pass-through certificates and 5% in corporate asset-backed obligations. The majority of CMOs held are U.S. government agency issues, which are actively traded in liquid markets and are priced by broker-dealers.

    CMOs are subject to prepayment risk that tends to vary with changes in interest rates. During periods of declining interest rates, CMOs generally prepay faster as the underlying mortgages are prepaid and refinanced by the borrowers in order to take advantage of the lower rates. Conversely, during periods of rising interest rates, prepayments are generally slow. VFL limits the risks associated with interest rate fluctuations and prepayments by concentrating its CMO investments in planned amortization classes with relatively short principal repayment windows. Net unrealized gains (losses) on CMOs is $(1.5) million and $1.0 million at September 30, 1999 and December 31, 1998, respectively. VFL avoids investments in complex mortgage derivatives and does not have any investments in mortgage loans or real estate.

    VFL invests from time to time in derivative financial instruments primarily to reduce its exposure to market risk. VFL also uses derivatives to mitigate the risk associated with certain guaranteed annuity contracts by purchasing certain options in a notional amount equal to the original customer deposit. VFL's general account derivatives are classified as other invested assets and its Separate Accounts' derivatives are classified as Separate Account business.

    Derivative financial instruments consist of interest rate caps in the general account and purchased options in the Separate Accounts at September 30, 1999. The gross notional or contractual amounts of derivative financial instruments in the general account totaled $50 million at September 30, 1999 and December 31, 1998. The gross notional principal or contractual amounts of derivative financial instruments in the Separate Accounts totaled $1.6 million and $1.5 million at September 30, 1999 and December 31, 1998, respectively. The fair value of derivative financial instruments in the general account and Separate Accounts at September 30, 1999 totaled $0.3 million and $0.5 million, respectively. The fair value of derivative financial instruments in the general account and Separate Accounts at December 31, 1998 totaled $0.1 million and $0.5 million, respectively. Net realized gains and (losses) on derivative financial instruments held in the general account and Separate Accounts were not material for the period ended September 30, 1999 and December 31, 1998.

                       VALLEY FORGE LIFE INSURANCE COMPANY
           MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION
                      AND RESULTS OF OPERATIONS - CONTINUED


    High yield securities are bonds rated below investment grade by bond rating agencies, and other unrated securities which, in the opinion of management, are below investment grade (below BBB). High yield securities generally involve a greater degree of risk than that of investment grade securities. Returns are expected to compensate for the added risk. The risk is also considered in the interest rate assumptions in the underlying insurance products. VFL's concentration in high yield bonds was approximately 0.2% of total assets as of September 30, 1999 and December 31, 1998. At September 30, 1999 and December 31, 1998, net unrealized gains and (losses) on high yield securities were approximately $(0.7) million and $0.3 million, respectively.

LIQUIDITY AND CAPITAL RESOURCES:

    The liquidity requirements of VFL have been met primarily by funds generated from operating, investing and financing activities. VFL's principal cash flow sources are premiums, investment income, receipts for investment contracts sold and sales and maturities of investments. The primary cash flow uses are payments for claims, policy benefits, payments on matured policyholder contracts and operating expenses.

    During the first nine months of 1999, VFL's operating activities generated net positive cash flows of approximately $101.7 million, compared with net positive cash flows of $70.3 million for the same period in 1998.

    Management believes that future liquidity needs will be met primarily by cash generated from operations. Net cash flows from operations are generally invested in marketable securities. Investment strategies employed by VFL consider the cash flow requirements of the insurance products sold and the tax attributes of the various types of marketable investments.

IMPACT OF YEAR 2000 ON VFL:

    The widespread use of computer programs, both in the United States and internationally, that rely on two digit date fields to perform computations and decision making functions may cause computer systems to malfunction when processing information involving dates beginning in 1999. Such malfunctions could lead to business delays and disruptions. VFL does not maintain any systems. Instead, it relies on the systems of CNA Financial, third party vendors and other business partners. CNA Financial, on behalf of VFL, has a plan under which it reviews periodically the progress that these parties are making on this issue. As of December 1, 1998, CNA Financial had certified internally as Year 2000-ready all of the internal systems used by VFL. However, as business conditions change, CNA may respond by revising previous Year 2000 strategies or solutions affecting specific systems. In limited cases, a system that was to have been replaced, instead, may be renovated to become Year 2000 ready prior to January 1, 2000. VFL does not believe these changes will have a material impact on the Company.

    CNA Financial has also received statements of Year 2000 compliance from certain key business partners. VFL management believes that the systems on which it relies do not have any significant remaining exposure to the Year 2000 issue and, therefore VFL does not have a material exposure to the Year 2000 issue. However, due to the interdependent nature of computer systems, there may be an adverse impact on VFL if its business partners fail to address the Year 2000 issue successfully. To mitigate this impact, if any, CNA Financial on behalf of itself and VFL is communicating with its business partners to coordinate Year 2000 conversion. In addition, CNA Financial has developed business resumption plans to ensure that it and VFL are able to continue critical processes through other means in the event that it becomes necessary to do so. Formal strategies have been developed to include appropriate recovery processes and use of alternative vendors.

    Based on its current assessment, CNA Financial estimates that the total cost to replace and upgrade its systems to accommodate Year 2000 processing will be approximately $70 million. As of September 30, 1999, CNA Financial has spent approximately $60 million on Year 2000 readiness matters. VFL is allocated its proportionate share of this cost.

                       VALLEY FORGE LIFE INSURANCE COMPANY
           MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION
                      AND RESULTS OF OPERATIONS - CONCLUDED


ACCOUNTING STANDARDS:

    In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard 133, "Accounting for Derivative Instruments and Hedging Activities." This statement requires that entities recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. This Statement is effective for all fiscal quarters of fiscal years beginning after June 15, 2000. VFL is currently evaluating the effects of this Statement on its accounting and reporting for derivative securities and hedging activities.

    In October 1998, the American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued SOP 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk." This guidance excludes long-duration life and health insurance contracts from its scope. This Statement is effective for financial statements in the year 2000, with early adoption encouraged. VFL is currently evaluating the effects of this SOP.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Stockholder


Valley Forge Life Insurance Company



     We have audited the accompanying balance sheets of Valley Forge Life Insurance Company (a wholly-owned subsidiary of Continental Assurance Company, which is a wholly-owned subsidiary of Continental Casualty Company, a wholly-owned subsidiary of CNA Financial Corporation, an affiliate of Loews Corporation) as of December 31, 1998 and 1997, and the related statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.



     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



     In our opinion, such financial statements present fairly, in all material respects, the financial position of Valley Forge Life Insurance Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.



Deloitte & Touche LLP



Chicago, Illinois


February 10, 1999

          FINANCIAL STATEMENTS OF VALLEY FORGE LIFE INSURANCE COMPANY


     The following financial statements are those of VFL and not those of the separate account. They are included for the purpose of informing investors as to the financial position and operations of VFL.



                      VALLEY FORGE LIFE INSURANCE COMPANY


                                 BALANCE SHEETS



----------------------------------------------------------------------------------------
                        DECEMBER 31,                               1998          1997
----------------------------------------------------------------------------------------
(In thousands of dollars)
ASSETS:
  Investments:
    Fixed maturities available-for-sale (amortized cost:
      $454,635 and $466,267)................................    $  460,516    $  471,707
    Equity securities available-for-sale (cost: $981 and
      $981).................................................         2,218         2,260
    Policy loans............................................        74,150        66,971
    Other invested assets...................................           485           433
    Short-term investments..................................        81,418         4,597
                                                                ----------    ----------
        TOTAL INVESTMENTS...................................       618,787       545,968
  Cash......................................................         3,750        24,565
  Receivables:
    Reinsurance.............................................     2,119,897     1,586,471
    Premium and other insurance.............................        54,690        65,196
    Less allowance for doubtful accounts....................           (26)         (285)
  Deferred acquisition costs................................       111,963        95,354
  Accrued investment income.................................         7,721         5,245
  Receivables for securities sold...........................            --           744
  Due from affiliates.......................................            --        35,999
  Other.....................................................           902           228
  Separate Account business.................................        73,745         8,941
----------------------------------------------------------------------------------------
        TOTAL ASSETS                                            $2,991,429    $2,368,426
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY:
Liabilities:
  Insurance reserves:
    Future policy benefits..................................    $2,438,305    $1,906,899
    Claims..................................................        93,001        81,242
    Policyholders' funds....................................        42,746        39,928
  Payables for securities purchased.........................           370           497
  Federal income taxes payable..............................         6,468         5,975
  Deferred income taxes.....................................         6,213         4,098
  Due to affiliates.........................................         1,946            --
  Commissions and other payables............................        64,815       104,586
  Separate Account business.................................        73,745         8,941
                                                                ----------    ----------
        TOTAL LIABILITIES...................................     2,727,609     2,152,166
                                                                ----------    ----------
Commitments and contingent liabilities -- Notes 8 and 10....            --            --
Stockholder's Equity
  Common stock ($50 par value; Authorized-200,000 shares;
    Issued-50,000 shares)...................................         2,500         2,500
  Additional paid-in capital................................        69,150        39,150
  Retained earnings.........................................       187,683       170,230
  Accumulated other comprehensive income....................         4,487         4,380
                                                                ----------    ----------
        TOTAL STOCKHOLDER'S EQUITY..........................       263,820       216,260
----------------------------------------------------------------------------------------
        TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY              $2,991,429    $2,368,426
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------



                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY



                            STATEMENTS OF OPERATIONS



------------------------------------------------------------------------------------------------
                   YEAR ENDED DECEMBER 31                         1998        1997        1996
------------------------------------------------------------------------------------------------
(In thousands of dollars)
Revenues:
  Premiums..................................................    $315,599    $332,172    $325,486
  Net investment income.....................................      35,539      29,913      29,312
  Realized investment gains.................................      16,967       4,200       4,771
  Other.....................................................       7,959       6,872       8,217
                                                                --------    --------    --------
                                                                 376,064     373,157     367,786
                                                                --------    --------    --------
Benefits and expenses:
  Insurance claims and policyholders' benefits..............     301,900     307,207     304,840
  Amortization of deferred acquisition costs................      11,807      11,818       1,177
  Other operating expenses..................................      35,813      33,505      36,022
                                                                --------    --------    --------
                                                                 349,520     352,530     342,039
                                                                --------    --------    --------
    Income before income tax................................      26,544      20,627      25,747
Income tax expense..........................................       9,091       7,297       9,028
================================================================================================
    NET INCOME                                                  $ 17,453    $ 13,330    $ 16,719
================================================================================================



                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY



                       STATEMENTS OF STOCKHOLDER'S EQUITY



-----------------------------------------------------------------------------------------------------------------
                                                                                     ACCUMULATED
                                            ADDITIONAL                                  OTHER           TOTAL
                                   COMMON    PAID-IN     COMPREHENSIVE   RETAINED   COMPREHENSIVE   STOCKHOLDER'S
                                   STOCK     CAPITAL        INCOME       EARNINGS      INCOME          EQUITY
-----------------------------------------------------------------------------------------------------------------
(In thousands of dollars)
BALANCE, DECEMBER 31, 1995.......  $2,500    $39,150                     $140,181     $ 13,641        $195,472
Comprehensive income:
  Net income.....................     --          --       $ 16,719       16,719                        16,719
  Other comprehensive loss.......     --          --        (12,651)          --       (12,651)        (12,651)
                                                           --------
      Total comprehensive
        income...................                          $  4,068
                                                           ========
BALANCE, DECEMBER 31, 1996.......  2,500      39,150                     156,900           990         199,540
Comprehensive income:
  Net income.....................     --          --       $ 13,330       13,330            --          13,330
  Other comprehensive income.....     --          --          3,390           --         3,390           3,390
                                                           --------
      Total comprehensive
        income...................                          $ 16,720
                                                           ========
BALANCE, DECEMBER 31, 1997.......  2,500      39,150                     170,230         4,380         216,260
Capital contribution from
  Assurance......................     --      30,000                          --            --          30,000
Comprehensive income:
  Net income.....................     --          --       $ 17,453       17,453            --          17,453
  Other comprehensive income.....     --          --            107           --           107             107
                                                           --------
      Total comprehensive
        income...................                          $ 17,560
=================================================================================================================
BALANCE, DECEMBER 31, 1998         $2,500    $69,150                     $187,683     $  4,487        $263,820
=================================================================================================================



                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY



                            STATEMENTS OF CASH FLOWS



---------------------------------------------------------------------------------------------------
                   YEAR ENDED DECEMBER 31                         1998         1997         1996
---------------------------------------------------------------------------------------------------
(In thousands of dollars)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................    $  17,453    $  13,330    $  16,719
Adjustments to reconcile net income to net cash flows from
  operating activities:
  Deferred income tax provision.............................        2,115        2,581        3,309
  Realized investment gains.................................      (16,967)      (4,200)      (4,771)
  Amortization of bond discount.............................       (4,821)      (2,438)      (4,922)
  Changes in:
    Insurance receivables, net..............................     (522,920)    (269,787)    (254,549)
    Deferred acquisition costs..............................      (16,746)     (20,765)     (23,989)
    Accrued investment income...............................       (2,476)        (300)        (258)
    Due to/from affiliates..................................       37,945       31,500      (62,563)
    Federal income taxes payable............................          493        2,151        4,399
    Insurance reserves......................................      541,560      221,252      198,239
    Commissions and other payables and other................      (40,861)      47,212       (8,376)
                                                                ---------    ---------    ---------
        TOTAL ADJUSTMENTS...................................      (22,678)       7,206     (153,481)
                                                                ---------    ---------    ---------
        NET CASH FLOWS FROM OPERATING ACTIVITIES............       (5,225)      20,536     (136,762)
                                                                ---------    ---------    ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of fixed maturities...............................     (744,431)    (464,361)    (535,263)
Proceeds from fixed maturities:
  Sales.....................................................      741,277      278,459      530,828
  Maturities, calls and redemptions.........................       33,635       45,442       36,726
Purchases of equity securities..............................           (5)      (1,334)        (728)
Proceeds from sale of equity securities.....................            5        2,447        1,306
Change in short-term investments............................      (73,233)      39,301       (2,851)
Change in policy loans......................................       (7,179)      (6,704)      (4,259)
Change in other invested assets.............................          (82)        (580)          --
Other, net..................................................           --           --           72
                                                                ---------    ---------    ---------
        NET CASH FLOWS FROM INVESTING ACTIVITIES............      (50,013)    (107,330)      25,831
                                                                ---------    ---------    ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Receipts for investment contracts credited to policyholder
    accounts................................................       30,007      111,478       98,091
  Return of policyholder account balances on investment
    contracts...............................................      (25,584)     (24,878)      (4,504)
  Capital contribution from Affiliate.......................       30,000           --           --
                                                                ---------    ---------    ---------
        NET CASH FLOWS FROM FINANCING ACTIVITIES............       34,423       86,600       93,587
                                                                ---------    ---------    ---------
        NET CASH FLOWS......................................      (20,815)        (194)     (17,344)
Cash at beginning of period.................................       24,565       24,759       42,103
---------------------------------------------------------------------------------------------------
CASH AT END OF PERIOD.......................................    $   3,750    $  24,565    $  24,759
===================================================================================================
Supplemental disclosures of cash flow information:
  Federal income taxes paid.................................    $   6,651    $   2,488    $   1,965
===================================================================================================



                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY


                         NOTES TO FINANCIAL STATEMENTS



NOTE 1. SIGNIFICANT ACCOUNTING POLICIES:



BASIS OF PRESENTATION



     Valley Forge Life Insurance Company (VFL) is a wholly-owned subsidiary of Continental Assurance Company (Assurance). Assurance is a wholly-owned subsidiary of Continental Casualty Company (Casualty) which is wholly-owned by CNA Financial Corporation (CNAF). Loews Corporation owns approximately 85% of the outstanding common stock of CNAF.



     VFL markets and underwrites insurance products designed to satisfy the life, health and retirement needs of individuals and groups. Products available in individual policy form include annuities as well as term and universal life insurance. Products available in group policy form include life, pension, accident and health.



     The operations, assets and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, amended July 1, 1996, VFL cedes all of its business, excluding its separate account business, to its parent, Assurance. This business is then pooled with the business of Assurance, which excludes Assurance's participating contracts and separate account business, and 10% of the combined pool is assumed by VFL.



     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). Certain amounts applicable to prior years have been reclassified to conform to classifications followed in 1998.



     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



INSURANCE



     Premium revenue--Revenues on universal life type contracts are comprised of contract charges and fees which are recognized over the coverage period. Accident and health insurance premiums are earned ratably over the terms of the policies after provision for estimated adjustments on retrospectively rated policies and deductions for ceded insurance. Other life insurance premiums are recognized as revenue when due, after deductions for ceded insurance.



     Future policy benefit reserves--Reserves for traditional life insurance products (whole and term life products) are computed based upon the net level premium method using actuarial assumptions as to interest rates, mortality, morbidity, withdrawals and expenses. Actuarial assumptions include a margin for adverse deviation and generally vary by plan, age at issue and policy duration. Interest rates range from 3% to 9%, and mortality, morbidity and withdrawal assumptions reflect VFL and industry experience prevailing at the time of issue. Expense assumptions include the estimated effects of inflation and expenses beyond the premium paying period. Reserves for universal life-type contracts are

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 1.--(CONTINUED)


equal to the account balances that accrue to the benefit of the policyholders. Interest crediting rates ranged from 4.30% to 7.25% for the three years ended December 31, 1998.



     Claim reserves--Claim reserves include provisions for reported claims in the course of settlement and estimates of unreported losses based upon past experience.



     Reinsurance--In addition to the Pooling Agreement with Assurance, VFL also assumes and cedes insurance with other insurers and reinsurers and members of various reinsurance pools and associations. VFL utilizes reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposures on larger risks. The reinsurance coverages are tailored to the specific risk characteristics of each product line with VFL's retained amount varying by type of coverage. VFL's reinsurance includes coinsurance, yearly renewable term and facultative programs. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability.



     Deferred acquisition costs--Life acquisition costs are capitalized and amortized based on assumptions consistent with those used for computing policy benefit reserves. Acquisition costs on traditional life business are amortized over the assumed premium paying periods. Universal life and annuity acquisition costs are amortized in proportion to the present value of the estimated gross profits over the products' assumed durations. To the extent that unrealized gains or losses on available-for-sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment of the unrealized gains or losses included in stockholder's equity.



INVESTMENTS



     Valuation of investments--VFL classifies its fixed maturities and its equity securities as available-for-sale, and as such, they are carried at fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion are included in net investment income.



     Policy loans are carried at unpaid balances. Short-term investments, which have an original maturity of one year or less, are carried at amortized cost that approximates market value. VFL has no real estate or mortgage loans.



     VFL accounts for its derivative securities under the fair value method. Under this method the derivative securities are recorded at fair value at the reporting date and changes in fair value are reflected in realized investment gains and losses. VFL's derivatives are made up of interest rate caps and purchased options and are classified as other invested assets.



     Investment gains and losses--All securities transactions are recorded on the trade date. Realized investment gains and losses are determined on the basis of the cost of the specific securities sold. Unrealized investment gains and losses on fixed maturities and equity securities are reflected as part of stockholder's equity, net of applicable deferred income taxes and deferred acquisition costs. Investments are written down to estimated fair

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 1.--(CONTINUED)


values and losses are charged to income when a decline in value is considered to be other than temporary.



     Securities lending activities--VFL has a securities lending program were securities are loaned to third parties, primarily major brokerage firms. Borrowers of these securities must deposit 100% of the fair value of the securities if the collateral is cash, or 102%, if the collateral is securities. Cash deposits from these transactions are invested in short-term investments (primarily commercial paper). VFL continues to receive the interest on the loaned debt securities, as beneficial owner, and accordingly, loaned debt securities are included within fixed maturity securities. VFL had no securities on loan at December 31, 1998 or 1997.



     Separate Account business--VFL writes certain variable annuity contracts and universal life policies. The supporting assets and liabilities of these contracts and policies are legally segregated and reflected as assets and liabilities of Separate Account business. Substantially all assets of the Separate Account business are carried at fair value. Separate Account liabilities are principally obligations due to contractholders and are carried at contract values.



INCOME TAXES



     The provision for income taxes includes deferred taxes, resulting from temporary differences between the financial statement and tax return basis of assets and liabilities under the liability method. Temporary differences primarily relate to insurance reserves, deferred acquisition costs, investment valuation differences, and net unrealized investment gains/losses.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 2. INVESTMENTS:



NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------
                   YEAR ENDED DECEMBER 31                      1998         1997         1996
-----------------------------------------------------------------------------------------------
(In thousands of dollars)
Fixed maturities:
  Taxable bonds.............................................  $27,150      $20,669      $21,597
Equity securities...........................................       72           72           59
Policy loans................................................    4,760        4,264        3,669
Short-term investments......................................    3,803        4,885        4,197
Other.......................................................      105          201           12
                                                              -------      -------      -------
                                                               35,890       30,091       29,534
Investment expense..........................................      351          178          222
-----------------------------------------------------------------------------------------------
      NET INVESTMENT INCOME                                   $35,539      $29,913      $29,312
===============================================================================================



ANALYSIS OF INVESTMENT GAINS (LOSSES)
------------------------------------------------------------------------------------------------
                   YEAR ENDED DECEMBER 31                      1998         1997          1996
------------------------------------------------------------------------------------------------
(In thousands of dollars)
Realized investment gains (losses):
  Fixed maturities..........................................  $16,907      $ 3,333      $  4,123
  Equity securities.........................................       --        1,021           578
  Other.....................................................       60         (154)           70
                                                              -------      -------      --------
                                                               16,967        4,200         4,771
Income tax expense..........................................   (5,938)      (1,470)       (1,670)
                                                              -------      -------      --------
      NET REALIZED INVESTMENT GAINS.........................   11,029        2,730         3,101
                                                              -------      -------      --------
Change in net unrealized investment gains (losses):
  Fixed maturities..........................................      441        5,806       (20,726)
  Equity securities.........................................      (42)        (607)        1,263
  Separate Account business and other.......................     (235)          20            --
                                                              -------      -------      --------
                                                                  164        5,219       (19,463)
Deferred income tax (expense) benefit.......................      (57)      (1,829)        6,812
                                                              -------      -------      --------
      CHANGE IN NET UNREALIZED INVESTMENT GAINS (LOSSES)....      107        3,390       (12,651)
------------------------------------------------------------------------------------------------
      NET REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)   $11,136      $ 6,120      $ (9,550)
================================================================================================



SUMMARY OF GROSS REALIZED
INVESTMENT GAINS (LOSSES) FOR FIXED
MATURITIES AND EQUITY SECURITIES
---------------------------------------------------------------------------------------------------------------------
                                                 1998                       1997                       1996
                                        -----------------------    -----------------------    -----------------------
                                          FIXED        EQUITY        FIXED        EQUITY        FIXED        EQUITY
        YEAR ENDED DECEMBER 31          MATURITIES   SECURITIES    MATURITIES   SECURITIES    MATURITIES   SECURITIES
---------------------------------------------------------------------------------------------------------------------
(In thousands of dollars)
Proceeds from sales...................   $741,277       $ 5         $278,459      $2,447       $530,828      $1,306
                                         ========       ===         ========      ======       ========      ======
Gross realized gains..................   $ 17,604       $--         $  4,793      $1,113       $  7,927      $  578
Gross realized losses.................       (697)       --           (1,460)        (92)        (3,804)      --
---------------------------------------------------------------------------------------------------------------------
      NET REALIZED GAINS ON SALES        $ 16,907       $--         $  3,333      $1,021       $  4,123      $  578
=====================================================================================================================

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 2.--(CONTINUED)



ANALYSIS OF NET UNREALIZED INVESTMENT
GAINS (LOSSES) INCLUDED IN ACCUMULATED
OTHER COMPREHENSIVE INCOME
---------------------------------------------------------------------------------------------------------------
                                                                1998                           1997
                                                    ----------------------------    ---------------------------
                   DECEMBER 31                      GAINS     LOSSES       NET      GAINS     LOSSES      NET
---------------------------------------------------------------------------------------------------------------
(In thousands of dollars)
Fixed maturities..................................  $6,926    $(1,045)   $ 5,881    $6,227    $(787)    $ 5,440
Equity securities.................................   1,237      --         1,237     1,279     --         1,279
Separate Account business and other...............    --         (215)      (215)       20     --            20
                                                    ------    -------    -------    ------    -----     -------
                                                    $8,163    $(1,260)     6,903    $7,526    $(787)      6,739
                                                    ======    =======               ======    =====
Deferred income tax expense.......................                        (2,416)                        (2,359)
---------------------------------------------------------------------------------------------------------------
      NET UNREALIZED INVESTMENT GAINS                                    $ 4,487                        $ 4,380
===============================================================================================================



SUMMARY OF INVESTMENTS IN FIXED MATURITIES
AND EQUITY SECURITIES AVAILABLE FOR SALE
------------------------------------------------------------------------------------------------------------
                                                                          GROSS         GROSS
                                                           AMORTIZED    UNREALIZED    UNREALIZED     MARKET
                    DECEMBER 31, 1998                        COST         GAINS         LOSSES       VALUE
------------------------------------------------------------------------------------------------------------
(In thousands of dollars)
U.S. Treasuries and obligations of government agencies...  $223,743       $1,601        $  563      $224,781
Asset-backed securities..................................   109,207        1,163           180       110,190
Corporate securities.....................................    98,466        2,512            81       100,897
Other debt securities....................................    23,219        1,650           221        24,648
                                                           --------       ------        ------      --------
    Total fixed maturities...............................   454,635        6,926         1,045       460,516
Equity securities........................................       981        1,237         --            2,218
------------------------------------------------------------------------------------------------------------
    TOTAL                                                  $455,616       $8,163        $1,045      $462,734
============================================================================================================
DECEMBER 31, 1997
U.S. Treasuries and obligations of government agencies...  $299,066       $2,073        $  711      $300,428
Asset-backed securities..................................    68,612          147            74        68,685
Corporate securities.....................................    72,431        2,384             2        74,813
Other debt securities....................................    26,158        1,623         --           27,781
                                                           --------       ------        ------      --------
      Total fixed maturities.............................   466,267        6,227           787       471,707
Equity securities........................................       981        1,279         --            2,260
------------------------------------------------------------------------------------------------------------
      TOTAL                                                $467,248       $7,506        $  787      $473,967
============================================================================================================



SUMMARY OF INVESTMENTS IN FIXED
MATURITIES BY CONTRACTUAL MATURITY
-------------------------------------------------------------------------------------
                                                                        1998
                                                                ---------------------
                                                                AMORTIZED     MARKET
                        DECEMBER 31                               COST        VALUE
-------------------------------------------------------------------------------------
(In thousands of dollars)
Due in one year or less.....................................    $  7,507     $  7,508
Due after one year through five years.......................     111,381      112,434
Due after five years through ten years......................      45,393       46,494
Due after ten years.........................................     181,146      183,891
Asset-backed securities not due at a single maturity date...     109,208      110,189
-------------------------------------------------------------------------------------
      TOTAL                                                     $454,635     $460,516
=====================================================================================

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 2.--(CONTINUED)


     Actual maturities may differ from contractual maturities because securities may be called or prepaid with or without call or prepayment penalties.



     There are no investments, other than equity securities, that have not produced income for the years ended December 31, 1998 and 1997. There are no equity investments in a single issuer that when aggregated exceed 10% of stockholder's equity.



NOTE 3. FAIR VALUE OF FINANCIAL INSTRUMENTS:



     In the normal course of business, VFL invests in various financial assets, incurs various financial liabilities, and enters into agreements involving derivative securities, including off-balance sheet financial instruments.



     Fair values are required to be disclosed for all financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values may be based on estimates using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rates and estimates of future cash flows. Potential taxes and other transaction costs have not been considered in estimating fair value. The estimates presented herein are subjective in nature and are not necessarily indicative of the amounts VFL could realize in a current market exchange.



     All non-financial instruments such as deferred acquisition costs, reinsurance receivables, deferred income taxes and insurance reserves are excluded from fair value disclosure. Thus, the total fair value amounts cannot be aggregated to determine the underlying economic value of VFL.



     The carrying amounts reported in the balance sheet approximate fair value for cash, short-term investments, accrued investment income, receivables for securities sold, payables for securities purchased and certain other assets and other liabilities because of their short-term nature. Accordingly, these financial instruments are not listed in the table below. The carrying amounts and estimated fair values of VFL's other financial instrument assets and liabilities are listed below:



-------------------------------------------------------------------------------------------------------------
                                                                      1998                      1997
                                                             CARRYING    ESTIMATED     CARRYING    ESTIMATED
                       DECEMBER 31                            AMOUNT     FAIR VALUE     AMOUNT     FAIR VALUE
-------------------------------------------------------------------------------------------------------------
(In thousands of dollars)
FINANCIAL ASSETS
  Investments:
  Fixed maturities.......................................    $460,516    $  460,516    $471,707    $  471,707
  Equity securities......................................       2,218         2,218       2,260         2,260
  Policy loans...........................................      74,150        72,148      66,971        63,756
  Other..................................................         485           485         433           433
  Separate Account business:
  Fixed maturities.......................................         247           247       3,198         3,198
  Mutual funds...........................................      55,577        55,577       5,233         5,233
  Other..................................................         340           340         305           305
FINANCIAL LIABILITIES
Premium deposits and annuity contracts...................     332,665       312,979     266,093       247,567
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 3.--(CONTINUED)


     The following methods and assumptions were used by VFL in estimating the fair value amounts for financial instruments:



          Fixed maturities and equity securities are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services, costs to settle, or quoted market prices of comparable instruments.



          The fair values for policy loans are estimated using discounted cash flow analyses at interest rates currently offered for similar loans to borrowers with comparable credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.



          Valuation techniques to determine fair value of Separate Account business assets consist of discounted cash flows and quoted market prices of (a) the investments or (b) comparable instruments. The fair value of Separate Account business liabilities approximates their carrying value.



          Premium deposits and annuity contracts are valued based on cash surrender values and the outstanding fund balances.



     VFL invests from time to time in certain derivative financial instruments primarily to reduce its exposure to market risk. Financial instruments used for such purposes may include interest rate caps, put and call options, commitments to purchase securities, futures and forwards. VFL also uses derivatives to mitigate the risk associated with certain guaranteed annuity contracts by purchasing certain options in a notional amount equal to the original customer deposit. VFL generally does not hold or issue these instruments for trading purposes.



     Derivative financial instruments consist of interest rate caps in the general account and purchased options in the Separate Accounts at December 31, 1998. The gross notional principal or contractual amounts of derivative financial instruments in the general account at December 31, 1998 and 1997 totaled $50 million. The gross notional principal or contractual amounts of derivative financial instruments in the Separate Accounts totaled $1.5 million at December 31, 1998 and 1997. The contract or notional amounts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.



     The fair values associated with derivative financial instruments are generally affected by interest rates, equity stock prices and foreign exchange rates. The credit exposure associated with these instruments is generally limited to the unrealized fair value of the instruments and will vary based on the credit worthiness of the counterparties. The risk of default depends on the creditworthiness of the counterparty to the instrument. Although VFL is exposed to the aforementioned credit risk, it does not expect any counterparty to fail to perform as contracted based on the creditworthiness of the counterparties. Due to the nature of the derivative securities, VFL does not require collateral.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 3.--(CONTINUED)


     The fair value of derivatives generally reflects the estimated amounts that VFL would receive or pay upon termination of the contracts at the reporting date. Dealer quotes are available for substantially all of VFL's derivatives. For securities not actively traded, fair values are estimated using values obtained from independent pricing services, costs to settle, or quoted market prices of comparable instruments. The fair value of derivative financial assets (liabilities) in the general account and Separate Accounts at December 31, 1998 totaled $0.1 million and $0.5 million, respectively, and compares to $0.4 million and $0.3 million, respectively, at December 31, 1997. Net realized gains (losses) on derivative financial instruments held in the general account and Separate Accounts totaled ($0.2) million and $0.1 million, respectively, for the year ended December 31, 1998. Net realized losses on derivative financial instruments held in the general account totaled $0.1 million for the year ended December 31, 1997, while net realized losses on derivatives in the Separate Accounts were negligible for the same period.



     Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, to either purchase or sell a financial instrument at a specified price within a specified period of time.



     An interest rate cap consists of a guarantee given by the issuer to the purchaser in exchange for the payment of a premium. This guarantee states that if interest rates rise above a specified rate, the issuer will pay to the purchaser the difference between the then current market rate and the specified rate on the notional principal amount. The notional principal amount is not actually borrowed or repaid.



NOTE 4. STATUTORY CAPITAL AND SURPLUS (UNAUDITED):



     Statutory capital and surplus and net income for VFL are determined in accordance with accounting practices prescribed or permitted by the Pennsylvania Insurance Department. Prescribed statutory accounting practices are set forth in a variety of publications of the National Association of Insurance Commissioners as well as state laws, regulations, and general administrative rules. VFL has no material permitted accounting practices. VFL had statutory net losses of $8.1 million, $1.0 million and $2.7 million for the years ended December 31, 1998, 1997 and 1996, respectively. The statutory net losses for 1998, 1997 and 1996 were primarily due to the immediate expensing of acquisition costs which were substantial and a result of sales of individual life and annuity products. Under GAAP, such costs are capitalized and amortized to income over the duration of these contracts. Statutory capital and surplus for VFL was $147.1 million, and $125.3 million at December 31, 1998 and 1997, respectively.



     The payment of dividends by VFL to Assurance without prior approval of the Pennsylvania Insurance Department is limited to formula amounts. As of December 31, 1998, dividends of approximately $14.7 million was not subject to prior Insurance Department approval.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 5. ACCUMULATED OTHER COMPREHENSIVE INCOME:



     Comprehensive income is comprised of all changes to stockholder's equity, including net income, except those changes resulting from investments by, and distributions to, the stockholder. Other comprehensive income (loss) is comprehensive income exclusive of net income. The change in the components of accumulated other comprehensive income (loss) are shown in the following tables.



---------------------------------------------------------------------------------------------------
                                                              PRE-TAX     TAX (EXPENSE)      NET
                YEAR ENDED DECEMBER 31, 1998                   AMOUNT        BENEFIT        AMOUNT
---------------------------------------------------------------------------------------------------
(In thousands of dollars)
Net unrealized gains on investment securities:
  Net unrealized holding gains arising during the period....  $  3,756       $(1,314)      $  2,442
  Adjustment for (gains) losses included in net income......    (3,592)        1,257         (2,335)
---------------------------------------------------------------------------------------------------
      TOTAL OTHER COMPREHENSIVE INCOME                        $    164       $   (57)      $    107
===================================================================================================



---------------------------------------------------------------------------------------------------
                                                              PRE-TAX     TAX (EXPENSE)      NET
                YEAR ENDED DECEMBER 31, 1997                   AMOUNT        BENEFIT        AMOUNT
---------------------------------------------------------------------------------------------------
(In thousands of dollars)
Net unrealized gains on investment securities:
  Net unrealized holding gains (losses) arising during the
    period..................................................  $  6,447       $(2,256)      $  4,191
  Adjustment for (gains) losses included in net income......    (1,228)          427           (801)
---------------------------------------------------------------------------------------------------
        TOTAL OTHER COMPREHENSIVE INCOME                      $  5,219       $(1,829)      $  3,390
===================================================================================================



---------------------------------------------------------------------------------------------------
                                                              PRE-TAX     TAX (EXPENSE)      NET
                YEAR ENDED DECEMBER 31, 1996                   AMOUNT        BENEFIT        AMOUNT
---------------------------------------------------------------------------------------------------
(In thousands of dollars)
Net unrealized gains (losses) on investment securities:
  Net unrealized holding gains (losses) arising during the
    period..................................................  $ (5,822)      $ 2,038       $ (3,784)
  Adjustment for (gains) losses included in net income......   (13,641)        4,774         (8,867)
---------------------------------------------------------------------------------------------------
        TOTAL OTHER COMPREHENSIVE LOSS                        $(19,463)      $ 6,812       $(12,651)
===================================================================================================



NOTE 6. BENEFIT PLANS:



     VFL has no employees as it has contracted with Casualty for services provided by Casualty employees. As Casualty is a wholly-owned subsidiary of CNAF, all Casualty employees are covered by CNAF's Benefit Plans. The plans are discussed below.



PENSION PLAN



     CNAF has noncontributory pension plans covering all full-time employees age 21 or over that have completed at least one year of service. While the benefits for the plans vary, they are generally based on years of credited service and the employee's highest sixty consecutive months of compensation. Casualty is included in the CNA Employees' Retirement Plan and VFL is allocated its proportionate share of these expenses. The net pension cost allocated to VFL was $1.1 million, $4.0 million and $3.6 million for the years ended December 31, 1998, 1997 and 1996, respectively.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 6.--(CONTINUED)


POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFITS



     CNAF provides certain health and dental care benefits for eligible retirees through age 64, and provides life insurance and reimbursement of Medicare Part B premiums for all eligible retired persons. CNAF funds benefit costs principally on the basis of current benefit payments.



     Net postretirement benefit cost allocated to VFL was $0.5 million, $2.1 million and $1.3 million for the years ended December 31, 1998, 1997 and 1996, respectively.



SAVINGS PLAN



     Casualty is included in the CNA Employees' Savings Plan, which is a contributory plan that allows employees to make regular contributions of up to 6% of their salary. VFL is allocated its proportionate share of CNA Employees' Savings Plan expenses. CNAF contributes an amount equal to 70% of the employee's regular contribution. Employees may also make an additional contribution of up to 10% of their salaries for which there is no matching contribution by CNAF. CNAF contributions allocated to and expensed by VFL for the Savings Plan were $0.2 million in 1998 and 1997, and $1.0 million in 1996.



NOTE 7. INCOME TAXES:



     VFL is taxed under the provisions of the Internal Revenue Code, as applicable to life insurance companies, and is included along with Assurance, its parent company, which is ultimately included in the consolidated Federal income tax return of Loews. The Federal income tax provision of VFL generally is computed on a stand-alone basis, as if VFL was filing its own separate tax return.



     VFL maintains a special tax memorandum account designated as the "Shareholder's Surplus Account." Dividends from this account may be distributed to the shareholder without resulting in any additional tax. The amount in the Shareholder's Surplus Account was $156.3 million and $121.8 million at December 31, 1998 and 1997, respectively.



     Significant components of VFL's deferred tax liabilities as of December 31, 1998 and 1997 are shown in the table below:



------------------------------------------------------------------------------------
                        DECEMBER 31                               1998        1997
------------------------------------------------------------------------------------
(In thousands of dollars)
Insurance reserves..........................................    $ 26,880    $ 24,961
Deferred acquisition costs..................................     (37,729)    (33,374)
Investment valuation........................................       3,693       6,129
Net unrealized gains........................................      (2,416)     (2,359)
Receivables.................................................       1,009      (2,486)
Other, net..................................................       2,350       3,031
------------------------------------------------------------------------------------
   NET DEFERRED TAX LIABILITIES                                 $ (6,213)   $ (4,098)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 7.--(CONTINUED)


     At December 31, 1998, gross deferred tax assets and liabilities amounted to $35.5 million and $41.7 million, respectively. Gross deferred tax assets and liabilities, at December 31, 1997, amounted to $35.1 million and $39.2 million, respectively.



     The components of income tax expense are as follows:



------------------------------------------------------------------------------------------
                   YEAR ENDED DECEMBER 31                        1998      1997      1996
------------------------------------------------------------------------------------------
(In thousands of dollars)
Current tax expense.........................................    $7,033    $4,716    $5,719
Deferred tax expense........................................     2,058     2,581     3,309
------------------------------------------------------------------------------------------
    TOTAL INCOME TAX EXPENSE................................    $9,091    $7,297    $9,028
==========================================================================================



     A reconciliation of the statutory federal income tax rate on income is as follows:



---------------------------------------------------------------------------------------------------------------
                                                                  % OF                % OF                % OF
                                                                 PRETAX              PRETAX              PRETAX
              YEAR ENDED DECEMBER 31                    1998     INCOME     1997     INCOME     1996     INCOME
---------------------------------------------------------------------------------------------------------------
(In thousands of dollars)
Income taxes at statutory rates....................    $9,290     35.0     $7,219     35.0     $9,011     35.0
Other..............................................      (199)    (0.8)        78      0.4         17      0.1
---------------------------------------------------------------------------------------------------------------
    INCOME TAX AT EFFECTIVE RATES..................    $9,091     34.2     $7,297     35.4     $9,028     35.1
===============================================================================================================



NOTE 8. REINSURANCE:



     The ceding of insurance does not discharge primary liability of VFL. VFL places reinsurance with other carriers only after careful review of the nature of the contract and a thorough assessment of the reinsurers' credit quality and claim settlement performance. For carriers that are not authorized reinsurers in VFL's state of domicile, VFL receives collateral, primarily in the form of bank letters of credit. Such collateral totaled approximately $0.1 million at both December 31, 1998 and 1997.



     In the table below, the majority of life premium revenue is from long duration type contracts, while the majority of accident and health earned premiums is from short

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 8.--(CONTINUED)


duration contracts. The effects of reinsurance on premium revenues are shown in the following table:



-------------------------------------------------------------------------------------------------------------
                                                                    PREMIUMS
                                                  --------------------------------------------    ASSUMED/NET
            YEAR ENDED DECEMBER 31                 DIRECT     ASSUMED      CEDED        NET            %
-------------------------------------------------------------------------------------------------------------
(In thousands of dollars)
1998
  Life........................................    $687,644    $78,156     $690,541    $ 75,259        104%
  Accident and Health.........................       4,158    240,340        4,158     240,340        100
                                                  --------    --------    --------    --------        ---
    Total premiums............................    $691,802    $318,496    $694,699    $315,599        101%
                                                  ========    ========    ========    ========        ===
1997
  Life........................................    $564,891    $81,502     $567,217    $ 79,176        103%
  Accident and Health.........................       2,776    252,996        2,776     252,996        100
                                                  --------    --------    --------    --------        ---
    Total premiums............................    $567,667    $334,498    $569,993    $332,172        101%
                                                  ========    ========    ========    ========        ===
1996
  Life........................................    $422,700    $72,718     $424,907    $ 70,511        103%
  Accident and Health.........................       1,080    254,975        1,080     254,975        100
                                                  --------    --------    --------    --------        ---
    Total premiums............................    $423,780    $327,693    $425,987    $325,486        101%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------



     Transactions with Assurance, as part of the Pooling Agreement described in
Note 1, are reflected in the above table. Premium revenues ceded to non-affiliated companies were $263.4 million, $116.2 million and $43.0 million for the years ended December 31, 1998, 1997 and 1996, respectively. Additionally, benefits and expenses for insurance claims and policyholder benefits are net of reinsurance recoveries from non-affiliated companies of $203.4 million, $77.8 million and $7.0 million for the years ended December 31, 1998, 1997 and 1996, respectively.



     Reinsurance receivables reflected on the balance sheets are amounts recoverable from reinsurers who have assumed a portion of the Company's insurance reserves. These balances are principally due from Assurance pursuant the Reinsurance Pooling Agreement.



     The impact of reinsurance, including transactions with Assurance, on life insurance in force is shown in the following schedule:



-----------------------------------------------------------------------------------------------------------
                                                          LIFE INSURANCE IN FORCE
                                                 ------------------------------------------    ASSUMED/NET
                                                  DIRECT     ASSUMED     CEDED        NET           %
-----------------------------------------------------------------------------------------------------------
(In thousands of dollars)
December 31, 1998............................    $224,615    $32,253    $230,734    $26,134       123.4%
December 31, 1997............................    $166,308    $25,557    $168,353    $23,512       108.7
December 31, 1996............................    $108,126    $22,085    $109,873    $20,338       108.6
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------



NOTE 9. RELATED PARTIES:



     As discussed in Note 1, VFL is party to a pooling agreement with its parent, Assurance. In addition, VFL is party to the CNA Intercompany Expense Agreement whereby expenses incurred by CNAF and each of its subsidiaries are allocated to the

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 9.--(CONTINUED)


appropriate companies. All acquisition and underwriting expenses allocated to VFL are further subject to the Reinsurance Pooling Agreement with Assurance, so that acquisition and underwriting expenses recognized by VFL are ten percent of the acquisition and underwriting expenses of the combined pool. Pursuant to the foregoing agreements, VFL recorded amortization of deferred acquisition costs and other operating expenses totaling $47.6 million, $45.3 million and $37.2 million for 1998, 1997 and 1996, respectively. Expenses of VFL exclude $9.2 million, $9.9 million and $12.3 million of general and administrative expenses incurred by VFL and allocated to CNAF for the years ended December 31, 1998, 1997 and 1996, respectively. At December 31, 1998, VFL had a payable of $1.9 million to affiliated companies. VFL had a $36.0 million affiliated receivable at December 31, 1997, for net cash settlements due from Assurance in the normal course of operations related to pooling and general expense reimbursements.



     There are no interest charges on intercompany receivables or payables. During 1998, Assurance made a $30.0 million capital contribution to VFL.



NOTE 10.  LEGAL:



     VFL is party to litigation arising in the ordinary course of business. The outcome of this litigation will not, in the opinion of management, materially affect the results of operations or equity of VFL.



NOTE 11. BUSINESS SEGMENTS:



     VFL operates in one reportable segment, the business of which is to market and underwrite insurance products designed to satisfy the life, health and retirement needs of individuals and groups. VFL products are distributed primarily in the United States. Premium revenues earned outside the United States are not material.



     The operations, assets and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, amended July 1, 1996, VFL cedes all of its business, excluding its Separate Account business, to Assurance which is then pooled with the business of Assurance, excluding Assurance's participating contracts and separate account business, and 10% of the combined pool is assumed by VFL.



     The following represents premiums by product group for each of the years in the three years ended December 31, 1998:



------------------------------------------------------------------------------------------------
                   (THOUSANDS OF DOLLARS)                         1998        1997        1996
------------------------------------------------------------------------------------------------
Life........................................................    $ 75,259    $ 79,176    $ 70,511
Accident and Health.........................................     240,340     252,996     254,975
------------------------------------------------------------------------------------------------
Total.......................................................    $315,599    $332,172    $325,486
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 11.--(CONTINUED)


     Assurance is a large provider of health insurance benefits to postal and other federal employees under the Federal Employees Health Benefit Plan (FEHBP). Premiums under this contract totaled $2.0 billion, $2.1 billion and $2.1 billion for the years ended December 31, 1998, 1997 and 1996, respectively, and the portion of these premiums assumed by VFL under the Reinsurance Pooling Agreement totaled $202 million, $212 million and $210 million for the years ended December 31, 1998, 1997 and 1996, respectively.

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements


     The following financial statements of the Variable Account are included in Part B hereof:

    1. Statements of Assets and Liabilities - September 30, 1999 (unaudited)
    2. Statements of Operations for the Nine Months Ended September 30, 1999 (unaudited)
    3. Statements of Changes in Net Assets for the Nine Months Ended September 30, 1999 (unaudited)
    4. Notes to Financial Statements - September 30, 1999 (unaudited)
    5. Independent Auditors' Report
    6. Statements of Assets and Liabilities - December 31, 1998 and
       December 31, 1997
    7. Statements of Operations for the Year Ended December 31, 1998
       and For the Period from Inception  to December 31, 1997
    8. Statements of Changes in Net Assets For the Period Ended
       December 31, 1998 and for the Period From Inception to December
       31, 1997
    9. Notes to Financial Statements - December 31, 1998

     The following financial statements of the Company are included in Part B hereof:

    1.  Condensed Balance Sheets - September 30, 1999 (unaudited) and
        December 31, 1998
    2. Condensed Statements of Operations (unaudited) for the three-and nine months ended September 30, 1999 and 1998
    3. Condensed Statements of Stockholder's Equity (unaudited) for the nine-months ended September 30, 1999 and 1998
    4. Condensed Statements of Cash Flows (unaudited) for the nine-months ended September 30, 1999 and 1998
    5.  Notes to Condensed Financial Statements - September 30, 1999 (unaudited)



    6. Independent Auditors' Report
    7. Balance Sheets - December 31, 1998 and 1997
    8. Statements of Operations For the Year Ended December 31, 1998, 1997 and 1996
    9. Statements of Stockholder's Equity
    10. Statements of Cash Flows for the Years Ended December 31, 1998, 1997 and 1996
    11. Notes to Financial Statements

(b)  Exhibits

     (1) Certified resolution of the board of directors of the Company dated February 12, 1996, establishing the Variable Account.*

     (2)  Not applicable.

     (3) Form of underwriting agreement between the Company and CNA Investor Services, Inc. ("CNAISI").**

     (4) (a) Form of Flexible Premium Deferred Variable Annuity Contract (the "Contract").+

          (b)  Form of Terminal Illness and Confinement Endorsement.***

          (c)  Form of Tax Sheltered Annuity Endorsement.***

          (d)  Form of Pension/Profit Sharing Endorsement.***

          (e)  Form of Systematic Withdrawal Endorsement.***

          (f)  Form of Automatic Transfer Endorsement.***

          (g)  Form of Dollar Cost Averaging I Endorsement.+

          (h)  Form of Dollar Cost Averaging II Endorsement.+

          (i)  Form of Roth IRA Endorsement. ***

          (j)  Form of IRA Endorsement. ***

     (5) Form of Application.+

     (6)  (a)  Articles of Incorporation of the Company.*

          (b)  By-Laws of the Company.*

     (7)  Not applicable.

     (8) (a) Form of Participation Agreement between the Company and Federated Insurance Series.**

          (b) Form of Participation Agreement between the Company and Variable Insurance Products Fund.**

          (c) Form of Participation Agreement between the Company and The Alger American Fund.**

          (d) Form of Participation Agreement between the Company and MFS Variable Insurance Trust. **

          (e) Form of Participation Agreement between the Company and SoGen Variable Funds, Inc. **

          (f) Form of Participation Agreement between the Company and Van Eck Worldwide Insurance Trust.**

          (g) Form of Participation Agreement between the Company and Janus Aspen Series.***

          (h) Form of Participation Agreement among the Company, CNA Investor Services, Inc., Lazard Asset Management and Lazard Retirement Series, Inc.

          (i) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and the Company.

          (j) Form of Participation Agreement among the Company, CNA Investor Services, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc.

          (k) Form of Shareholder Services Agreement between the Company and American Century Investment Management, Inc.

          (l) Form of Participation Agreement between the Company and Morgan Stanley Dean Witter Universal Funds, Inc.

     (9)  (a)  Opinion and Consent of Counsel+

     (9)  (b)  Consent of Blazzard, Grodd & Hasenauer, P.C.

     (10) Independent Auditors' Consent

     (11) Not applicable.

     (12) Not applicable.

     (13) Not applicable.

     (14) Not applicable

* Incorporated herein by reference to the initial filing of this Form N-4 Registration on February 20, 1996.

** Incorporated herein by reference to filing of Pre-Effective Amendment Number 1 to this Form N-4 Registration on September 4, 1996.

*** Incorporated herein by reference to Form N-4 (File No. 333-85511) as filed electronically on August 18, 1999.

+ Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-85511) as filed electronically on December 29, 1999.

ITEM 25.  DIRECTORS AND OFFICERS OF THE COMPANY

     The name, age, positions and offices, term as director, and business experience during the past five years for Valley Forge Life Insurance Company's ("VFL") directors and executive officers are listed in the following table:

----------------------------------------------------------------------------------------------------
                                          OFFICERS OF VFL
----------------------------------------------------------------------------------------------------
                                    POSITION(S) HELD
      NAME AND ADDRESS        AGE       WITH VFL      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------
- ----------------------------------------------------------------------------------------------------
Bernard L. Hengesbaugh        53    Chairman of the   Chairman of the Board and Chief Executive
CNA Plaza                           Board, Chief      Officer of CNA since February, 1999. Prior
Chicago, IL 60685                   Executive         thereto, Mr. Hengesbaugh served as Executive
                                    Officer, and      Vice President and Chief Operating Officer of
                                    Director          CNA since February, 1998. Prior thereto, Mr.
                                                      Hengesbaugh was Senior Vice President of CNA
                                                      since November, 1990. Mr. Hengesbaugh has
                                                      served as Director since February, 1999.
- ----------------------------------------------------------------------------------------------------
Peter E. Jokiel               52    President and     Senior Vice President of CNA since November,
CNA Plaza                           Chief Operating   1990.  Chief Financial Officer of CNA from
Chicago, IL 60685                   Officer,          November, 1990 through October, 1997.  Mr.
                                    CNA Life          Jokiel served as a Director of VFL from July,
                                                      1992 through October, 1997.
------------------------------------------------------------------------------------------------------
Jonathan D. Kantor            43    Senior Vice       Senior Vice President, Secretary and General
CNA Plaza                           President,        Counsel of CNA since April, 1997. Group Vice
Chicago, IL 60685                   Secretary,        President of CNA since April, 1994. Prior
                                    General Counsel   thereto, Mr. Kantor was a partner at the law
                                    and Director      firm of Shea & Gould.* Mr. Kantor has served
                                                      as a Director of VFL since April, 1997.
- ----------------------------------------------------------------------------------------------------
Robert V. Deutsch             40    Senior Vice       Senior Vice President, Chief Financial Officer
CNA Plaza                           President, Chief  and Director since August 16, 1999.  Prior
Chicago, IL 60685                   Financial         thereto, Chief Financial Officer for Executive
                                    Officer, Director Risk, Inc.
- ----------------------------------------------------------------------------------------------------
Tom Taylor                    48    Executive Vice    Executive Vice President, Underwriting Policy
                                    President         Group since June 1999. Specialty Operations,
                                                      1998-1999. President and Chief Operating
                                                      Officer, Financial Insurance, 1992-1998.
------------------------------------------------------------------------------------------------------
Carol Dubnicki                48    Senior Vice       Senior Vice President, Human Resources since
                                    President,        May, 1998.  Prior thereto, Senior Vice President,
                                    Director          Human Resources, Amoco, 1993-1998.


------------------------------------------------------------------------------------------------------
Donald P. Lofe, Jr.           42    Group Vice        Group Vice President, Corporate Finance
                                    President,        Department since October 1998.  Prior thereto,
                                    Director          partner of PricewaterhouseCoopers LLP.

-----------------------------------------------------------------------------------------------------
John M. Squarok               46    Group Vice        Group Vice President of CNA since July 1998.
                                    President         Prior thereto, Mr. Squarok was Chief Financial
                                    and Director      Officer of various businesses of GE Capital from
                                                      August 1988 until July 1998.  Director since
                                                      August 1998.
------------------------------------------------------------------------------------------------------

     Each director is elected to serve until the next annual meeting of stockholders or until his or her successor is elected and shall have qualified. Some directors hold various executive positions with insurance company affiliates of VFL. Executive officers serve at the discretion of the Board of Directors.

     *    Shea & Gould declared bankruptcy in 1995.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. The Company is a stock life insurance company of which all of the voting securities are owned by Continental Assurance Company. Continental Assurance Company is owned by Continental Casualty Company, a stock casualty insurance company organized under the Illinois Insurance Code, the home office of which is located at CNA Plaza, Chicago, Illinois 60685. All of the voting securities of Continental Casualty Company are owned by CNA Financial Corporation, a Delaware Corporation. As of September 30, 1999, 86% of the outstanding voting securities of CNA Financial Corporation are owned by Loews Corporation, a Delaware Corporation, 667 Madison Avenue, New York, New York 10021-8087. Loews corporation has interests in insurance, hotels, watches and other timing devices, drilling rigs and tobacco. Laurence A. Tisch is Co-Chairman of the Board and a director of Loews Corporation and Chief Executive Officer and a director of CNA Financial Corporation. Preston R. Tisch is Co-Chairman of the Board and a director of Loews Corporation and a director of CNA Financial Corporation. James S. Tisch is President and Chief Executive Officer and director of Loews Corporation and a director of CNA Financial Corporation.


ITEM 27.  NUMBER OF CONTRACT OWNERS


Not Applicable.


ITEM 28.  INDEMNIFICATION

The registrant has no officers, directors or employees. The depositor and the registrant do not indemnify the officers, directors of employees of the depositor. CNA Financial Corporation, ("CNAFC") a parent of the depositor, indemnifies the depositor's officers, directors and employees in their capacity as such. Most of the officers, directors and employees are also officers, directors and/or employees of CNAFC.

CNAFC indemnifies any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of CNAFC) by reason of the fact that he is or was a director, officer, employee, or agent of CNAFC, or was serving at the request of CNAFC as a director, office, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorney's fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of CNAFC, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

CNAFC indemnifies any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of CNAFC to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee or agent of CNAFC, or was serving at the request of CNAFC as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of CNAFC. No indemnification is made, however, in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to CNAFC unless and only to the extent that a court determines that, despite the adjudication of liability but in view of all of the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court deems proper.

To the extent that any person referred to above is successful on the merits or otherwise in defense of any action, suit or proceeding referred to above, or in defense of any claim, issue or matter therein, CNAFC will indemnify such person against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith. CNAFC may advance to such a person, expenses incurred in defending a civil or criminal action, suit or proceeding as authorized by CNAFC's board of directors upon receipt of an undertaking by (or on behalf of) such person to repay the amount advanced unless it is ultimately determined that he is entitled to be indemnified.

Indemnification and advancement of expenses described above (unless pursuant to a court order) is only made as authorized in the specific case upon a determination that such indemnification or advancement of expenses is proper in the circumstances because he has met the applicable standard of conduct. Such determination must be made by a majority vote of a quorum of CNAFC's board of directors who are not parties to the action, suit or proceeding or by independent legal counsel in a written opinion or by CNAFC's stockholders.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) CNAISI is the registrant's principal underwriter and also serves as the principal underwriter of certain variable annuity contracts and variable life insurance contracts issued by the Company and certain variable annuity contracts and variable life insurance contracts issued by affiliates of the Company.


(b) CNA Investor Services Inc.("CNAISI") is the principal underwriter for the Policies. The following persons are the officers and directors of CNAISI.

      Name and Principal  Positions and Offices
      Business Address    with Underwriter
      ----------------    ----------------

      Kevin Hogan             President, Chief Executive Officer,
                              Treasurer and Director
      Ronald Chapon           Vice President and Director
      Lynne Gugenheim         Vice President, Secretary and Director
      John J. Sullivan, Jr.   Vice President and Director

The principal business address for each officer and director of CNAISI is CNA Plaza, 34 South Chicago, Illinois 60685.

(c)   Not applicable.

Item 30.  LOCATION BOOKS AND RECORDS

All of the accounts,  books,  records or other documents  required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at CNA Plaza, Chicago, Illinois 60685, or 100 CNA Drive, Nashville, Tennessee 37214-3439, and by CNAISI at CNA Plaza, Chicago, Illinois 60685.

ITEM 31.  MANAGEMENT SERVICES

          Not Applicable.

ITEM 32. UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Valley Forge Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Chicago, and the State of Illinois, on this 10th day of February, 2000.

                                  VALLEY FORGE LIFE INSURANCE COMPANY on
                                  behalf of its separate account

                                  VALLEY FORGE LIFE INSURANCE COMPANY
                                  VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)


                                  By: /S/ DAVID L. STONE
                                     ---------------------------------


                                  VALLEY FORGE LIFE INSURANCE COMPANY
                                  (Depositor)


                                  By: /S/ JOEL S. FELDMAN
                                     ---------------------------------




As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.





Signature                          Title                           Date
- ---------                        -----                           ----


/S/ BERNARD L. HENGESBAUGH                                          2/10/00
--------------------------         Chairman of the Board,         ---------
Bernard L. Hengesbaugh             Chief Executive Officer         Date
                                   and Director

/S/ ROBERT V. DEUTSCH                                               2/10/00
----------------------             Chief Financial Officer         ---------
Robert V. Deutsch                  and Director                    Date

/S/ CAROL DUBNICKI                                                  2/10/00
----------------------             Director and Senior             ---------
Carol Dubnicki                     Vice President                  Date


/S/ JONATHAN D. KANTOR                                              2/10/00
----------------------             Senior Vice President, Secretary ---------
Jonathan D. Kantor                 General Counsel, Director        Date


/S/ DONALD P. LOFE, JR.                                             2/10/00
----------------------             Group Vice President, Director  ---------
Donald P. Lofe, Jr.                                                Date

/S/ JOHN M. SQUAROK                                                 2/10/00
----------------------             Group Vice President, Director  ---------
John M. Squarok                                                    Date






      VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE ANNUITY SEPARATE ACCOUNT


                   POST-EFFECTIVE AMENDMENT NO. 1 TO FORM N-4
                       (FILE NOS. 333-85511 and 811-7547)

                                INDEX TO EXHIBITS


EXHIBIT  NO.


EX-99.B8(h)    Form of Participation Agreement among the Company, CNA Investor
               Services,  Inc., Lazard Asset Management and Lazard Retirement
               Series,  Inc.

EX-99.B8(i)    Form of Participation Agreement among Templeton  Variable
               Products Series Fund, Franklin Templeton Distributors, Inc. and the Company.

EX-99.B8(j)    Form of Participation Agreement between the Company and Alliance
               Variable Products Series Fund

EX-99.B8(k)    Form of Shareholder Services Agreement between the Company and
               American Century Investment Management, Inc.

EX-99.B8(l)    Form of Participation Agreement between the Company and Morgan
               Stanley Dean Witter Universal Funds, Inc.

EX-99.B9(b)    Consent of Blazzard, Grodd & Hasenauer, P.C.

EX-99.B10      Independent Auditors' Consent